United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2012

Date of reporting period: 09/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (97.16%)

Consumer Discretionary (15.12%)
Advance Auto Parts Inc.	24,475	$1,675,069
AutoZone Inc. (a)	5,600	2,070,153
Chipotle Mexican Grill Inc. (a)	3,700	1,174,898
Comcast Corp. Class A	153,500	5,490,695
DIRECTV (a)	29,900	1,568,554
Dollar General Corp. (a)	33,800	1,742,052
Dollar Tree Inc. (a)	18,800	907,570
Ford Motor Co.	129,200	1,273,912
GAP Inc., The	43,700	1,563,586
General Motors Co. (a)	135,000	3,071,250
H&R Block Inc.	49,200	852,636
Home Depot Inc., The	31,400	1,895,618
Limited Brands Inc.	17,700	871,902
Macy’s Inc.	44,500	1,674,090
McDonald’s Corp.	18,900	1,734,075
PetSmart Inc.	11,200	772,576
Polaris Industries Inc.	17,800	1,439,486
PVH Corp.	13,400	1,255,848
Ross Stores Inc.	22,600	1,459,960
Sally Beauty Holdings Inc. (a)	59,600	1,495,364
Starbucks Corp.	27,300	1,385,475
Tempur-Pedic International Inc. (a)	18,000	538,020
Time Warner Inc.	69,500	3,150,435
TJX Companies Inc.	43,000	1,925,970
Tractor Supply Co.	11,500	1,137,235
Ulta Salon, Cosmetics & Fragrance Inc.	17,300	1,666,076
Walt Disney Co., The	58,900	3,079,292

		46,871,797

Consumer Staples (10.25%)
Brown-Forman Corp. Class B	31,500	2,055,375
Church & Dwight Co. Inc.	29,600	1,598,104
Coca-Cola Co., The	44,000	1,668,920
Colgate-Palmolive Co.	15,400	1,651,188
Costco Wholesale Corp.	18,000	1,802,250
CVS Caremark Corp.	63,600	3,079,512
General Mills Inc.	117,500	4,682,375
Herbalife Ltd.	21,600	1,023,840
Kimberly-Clark Corp.	20,800	1,784,224
Monster Beverage Corp. (a)	25,200	1,364,832
PepsiCo Inc.	44,700	3,163,419
Procter & Gamble Co., The	18,000	1,248,480
Wal-Mart Stores Inc.	65,100	4,804,380
Whole Foods Market Inc.	19,000	1,850,600

		31,777,499

Energy (8.70%)
Anadarko Petroleum Corp.	45,900	3,209,328
Chevron Corp.	37,700	4,394,312
ConocoPhillips	20,400	1,166,472
Denbury Resources Inc. (a)	93,700	1,514,192
Diamond Offshore Drilling Inc.	15,300	1,006,893
EQT Corp.	52,400	3,091,600
Halliburton Co.	37,400	1,260,006
HollyFrontier Corp.	41,800	1,725,086
Marathon Oil Corp.	113,600	3,359,152

	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
Marathon Petroleum Corp.	32,100	$1,752,339
Occidental Petroleum Corp.	52,000	4,475,120

		26,954,500

Financials (10.83%)
ACE Ltd.	40,900	3,092,040
Aflac Inc.	64,700	3,097,836
American International Group Inc. (a)	92,100	3,019,959
American Tower Corp.	21,100	1,506,329
Ameriprise Financial Inc.	32,100	1,819,749
Bank of America Corp.	343,300	3,031,339
CIT Group Inc. (a)	74,300	2,926,677
Discover Financial Services	50,700	2,014,311
Huntington Bancshares Inc.	240,600	1,660,140
JPMorgan Chase & Co.	81,400	3,295,072
MetLife Inc.	81,900	2,822,274
Travelers Companies Inc., The	23,500	1,604,110
Wells Fargo & Co.	106,800	3,687,804

		33,577,640

Health Care (15.88%)
Abbott Laboratories	70,300	4,819,768
Agilent Technologies Inc.	38,300	1,472,635
Allergan Inc.	16,200	1,483,596
Amgen Inc.	38,800	3,271,616
Baxter International Inc.	54,400	3,278,144
Cardinal Health Inc.	76,500	2,981,205
Celgene Corp. (a)	19,500	1,489,800
Covidien PLC	56,100	3,333,462
DaVita Inc. (a)	17,100	1,771,731
HCA Holdings Inc.	58,600	1,948,450
Johnson & Johnson	64,600	4,451,586
McKesson Corp.	16,200	1,393,686
Merck & Co. Inc.	69,900	3,152,490
Novartis AG ADR	51,300	3,142,638
Pfizer Inc.	64,600	1,605,310
Regeneron Pharmaceuticals Inc. (a)	21,200	3,236,392
St. Jude Medical Inc.	36,500	1,537,745
Teva Pharmaceutical Industries Ltd. Sponsored ADR	78,100	3,234,121
United Therapeutics Corp. (a)	28,700	1,603,756

		49,208,131

Industrials (9.25%)
Boeing Co., The	53,500	3,724,670
CSX Corp.	54,700	1,135,025
Cummins Inc.	14,100	1,300,161
Fastenal Co.	28,500	1,225,215
Flowserve Corp.	11,600	1,481,784
General Dynamics Corp.	20,400	1,348,848
Honeywell International Inc.	52,100	3,112,975
Precision Castparts Corp.	8,900	1,453,726
Southwest Airlines Co.	167,400	1,468,098
Textron Inc.	83,400	2,182,578
Union Pacific Corp.	37,400	4,439,380

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
United Continental Holdings Inc. (a)	68,400	$1,333,800
WW Grainger Inc.	11,700	2,437,929
Xylem Inc.	79,800	2,006,970

		28,651,159

Information Technology (18.72%)
Accenture PLC Class A	36,400	2,549,092
Alliance Data Systems Corp. (a)	16,900	2,398,955
Apple Inc.	10,100	6,739,326
Cisco Systems Inc.	235,800	4,501,422
Dell Inc.	90,000	887,400
Diebold Inc.	43,200	1,456,272
EMC Corp. (a)	114,600	3,125,142
Google Inc. Class A (a)	3,500	2,640,750
Intel Corp.	151,900	3,445,092
International Business Machines Corp.	13,400	2,779,830
Lam Research Corp. (a)	20,600	654,771
MasterCard Inc. Class A	5,700	2,573,436
Microsoft Corp.	165,700	4,934,546
NCR Corp. (a)	71,500	1,666,665
NeuStar Inc. Class A (a)	39,100	1,565,173
Oracle Corp.	162,700	5,123,423
Seagate Technology PLC	58,600	1,816,600
TE Connectivity Ltd.	41,700	1,418,217
Visa Inc. Class A	15,000	2,014,200
Western Digital Corp.	60,300	2,335,419
Western Union Co.	108,900	1,984,158
Xilinx Inc.	41,700	1,393,197

		58,003,086

Materials (4.89%)
CF Industries Holdings Inc.	6,800	1,511,232
Cliffs Natural Resources Inc.	22,500	880,425
Dow Chemical Co., The	99,700	2,887,312
Rockwood Holdings Inc.	31,100	1,449,260
Sherwin-Williams Co., The	22,200	3,305,802
Southern Copper Corp.	49,100	1,687,076
Valspar Corp., The	31,700	1,778,370
Westlake Chemical Corp.	22,600	1,651,156

		15,150,633

Telecommunication Services (2.52%)
tw telecom inc. (a)	118,500	3,089,295
Verizon Communications Inc.	38,400	1,749,888
Vodafone Group PLC Sponsored ADR	104,000	2,963,480

		7,802,663

Utilities (1.00%)
American Electric Power Company Inc.	70,300	3,088,982

		3,088,982

Total Common Stocks
(cost $250,514,035)		301,086,090

	Shares	Value
Short-term Investments (3.23%)
JPMorgan U.S. Government Money Market Fund	10,017,979	$10,017,979

Total Short-term Investments
(cost $10,017,979)		10,017,979

TOTAL INVESTMENTS (100.39%)
(cost $260,532,014)		311,104,069
LIABILITIES, NET OF OTHER ASSETS (-0.39%)		(1,223,590)

NET ASSETS (100.00%)		$309,880,479

(a)	Non-income producing security.

ADR – American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (97.99%)

Consumer Discretionary (20.41%)
AMC Networks Inc. Class A (a)	12,760	$555,315
Arctic Cat Inc. (a)	28,500	1,181,610
Bed Bath & Beyond Inc. (a)	6,790	427,770
Blyth Inc.	28,000	727,720
BorgWarner Inc. (a)	6,850	473,404
Cabela’s Inc. (a)	37,600	2,055,968
Caribou Coffee Company Inc. (a)	45,500	624,715
Carmike Cinemas Inc. (a)	62,900	707,625
Conn’s Inc. (a)	52,400	1,155,420
Dick’s Sporting Goods Inc.	17,840	925,004
Dillard’s Inc. Class A	27,840	2,013,389
Dollar General Corp. (a)	31,590	1,628,149
DSW Inc. Class A	9,340	623,165
Dunkin’ Brands Group Inc.	15,300	446,684
Foot Locker Inc.	36,130	1,282,615
Genesco Inc. (a)	20,900	1,394,657
GNC Holdings Inc. Class A	26,100	1,017,117
Group 1 Automotive Inc.	15,620	940,793
Hovnanian Enterprises Inc. Class A (a)	315,600	1,091,976
LKQ Corp. (a)	49,870	922,595
M/I Homes Inc. (a)	55,600	1,075,304
Macy’s Inc.	17,490	657,974
Meritage Homes Corp. (a)	25,200	958,356
MGM Resorts International (a)	65,870	708,102
Mohawk Industries Inc. (a)	6,100	488,122
Nordstrom Inc.	21,330	1,176,989
Panera Bread Co. Class A (a)	4,580	782,676
Penske Automotive Group Inc.	41,500	1,248,735
PulteGroup Inc. (a)	50,580	783,990
Ryland Group Inc., The	34,700	1,041,000
Saga Communications Inc. Class A (a)	36,025	1,459,733
Sally Beauty Holdings Inc. (a)	31,160	781,804
Sinclair Broadcast Group Inc. Class A	108,100	1,211,801
Standard Motor Products Inc.	40,600	747,852
Starwood Hotels & Resorts Worldwide Inc.	15,130	876,935
Town Sports International Holdings Inc. (a)	93,000	1,150,410
Tractor Supply Co.	5,980	591,362
Ulta Salon, Cosmetics & Fragrance Inc.	7,780	749,253
Under Armour Inc. Class A (a)	11,620	648,745
VF Corp.	4,290	683,654
Wynn Resorts Ltd.	5,960	688,022

		38,706,510

Consumer Staples (4.41%)
Beam Inc.	14,460	832,029
Cal-Maine Foods Inc.	24,400	1,096,536
Church & Dwight Co. Inc.	15,090	814,709
Dean Foods Co. (a)	27,660	452,241
Herbalife Ltd.	13,940	660,756
Ingredion Inc.	17,500	965,300
Nash Finch Co.	32,300	659,566
Pantry Inc., The (a)	36,200	526,710
Susser Holdings Corp. (a)	26,900	972,973

	Shares	Value
Common Stocks (Cont.)

Consumer Staples (Cont.)
Weis Markets Inc.	20,600	$871,998
Whole Foods Market Inc.	5,190	505,506

		8,358,324

Energy (6.33%)
Anadarko Petroleum Corp.	11,600	811,072
Cameron International Corp. (a)	27,350	1,533,514
Cloud Peak Energy Inc. (a)	51,300	928,531
Denbury Resources Inc. (a)	68,000	1,098,880
Energy XXI (Bermuda) Ltd.	20,040	700,398
Ensco PLC Class A	26,040	1,420,742
Helix Energy Solutions Group Inc. (a)	57,400	1,048,698
Pioneer Energy Services Corp. (a)	83,100	647,349
Plains Exploration & Production Co. (a)	43,310	1,622,826
Superior Energy Services Inc. (a)	19,570	401,576
Swift Energy Co. (a)	13,300	277,704
Western Refining Inc.	47,600	1,246,168
Westmoreland Coal Co. (a)	27,700	275,061

		12,012,519

Financials (24.40%)
Affiliated Managers Group Inc. (a)	6,260	769,980
Agree Realty Corp.	20,400	519,996
American Tower Corp.	11,575	826,339
Ameriprise Financial Inc.	17,450	989,240
Argo Group International Holdings Ltd.	20,800	673,712
Armour Residential REIT Inc.	119,300	913,838
Bancorp Inc., The (a)	47,200	484,744
BioMed Realty Trust Inc.	44,000	823,680
Brookline Bancorp Inc.	110,000	970,200
Calamos Asset Management Inc. Class A	27,900	324,756
Cardinal Financial Corp.	40,100	573,430
CBRE Group Inc. (a)	67,050	1,234,390
CIT Group Inc. (a)	18,570	731,472
City Holding Co.	24,400	874,496
CNO Financial Group Inc.	122,500	1,182,125
Doral Financial Corp. (a)	276,400	260,009
East West Bancorp Inc.	40,200	849,024
Education Realty Trust Inc.	80,300	875,270
Employers Holdings Inc.	59,300	1,086,969
F.N.B. Corp.	75,000	840,750
First Industrial Realty Trust Inc. (a)	138,500	1,819,890
First Republic Bank	22,840	787,066
Franklin Financial Corp. (a)	17,300	295,138
Gramercy Capital Corp. (a)	196,900	592,669
Heritage Financial Corp.	18,600	279,558
Homeowners Choice Inc.	37,800	888,300
Interactive Brokers Group Inc. Class A	43,300	607,066
Invesco Ltd.	49,310	1,232,257
iStar Financial Inc. (a)	104,300	863,607
Jones Lang LaSalle Inc.	15,070	1,150,594
LaSalle Hotel Properties	26,610	710,221
Merchants Bancshares Inc.	9,200	271,860

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
MPG Office Trust Inc. (a)	235,100	$787,585
National Retail Properties Inc.	34,100	1,040,050
Nelnet Inc. Class A	32,100	762,054
Northwest Bancshares Inc.	77,400	946,602
OmniAmerican Bancorp Inc. (a)	13,200	300,036
One Liberty Properties Inc.	49,249	918,494
Oritani Financial Corp.	41,400	623,070
Platinum Underwriters Holdings Ltd.	23,900	976,793
Primerica Inc.	39,300	1,125,552
ProAssurance Corp.	11,300	1,021,972
Raymond James Financial Inc.	36,530	1,338,824
Renasant Corp.	26,100	511,691
Retail Opportunity Investments Corp.	76,300	981,981
RLI Corp.	12,600	839,916
Rockville Financial Inc.	38,800	475,300
Sabra Health Care REIT Inc.	22,200	444,222
Signature Bank (a)	19,040	1,277,203
SunTrust Banks Inc.	24,510	692,898
Symetra Financial Corp.	90,500	1,113,150
T. Rowe Price Group Inc.	11,580	733,014
Taylor Capital Group Inc. (a)	51,800	886,816
United Fire Group Inc.	23,400	587,808
Universal Insurance Holdings Inc.	77,400	297,990
Weingarten Realty Investors	31,458	884,284
Winthrop Realty Trust	52,800	569,184
Wintrust Financial Corp.	22,100	830,297

		46,269,432

Health Care (8.87%)
Alexion Pharmaceuticals Inc. (a)	6,740	771,056
Catamaran Corp. (a)	9,420	922,877
Cooper Companies Inc., The	10,140	957,824
Cubist Pharmaceuticals Inc. (a)	14,370	685,162
Edwards Lifesciences Corp. (a)	7,170	769,843
HMS Holdings Corp. (a)	27,660	924,674
Hologic Inc. (a)	38,010	769,322
Illumina Inc. (a)	24,100	1,161,620
Intuitive Surgical Inc. (a)	2,000	991,260
Kindred Healthcare Inc. (a)	74,900	852,362
Maxygen Inc.	60,800	160,512
Medicines Co., The (a)	33,200	856,892
PDL BioPharma Inc.	131,300	1,009,697
Perrigo Co.	9,200	1,068,764
Salix Pharmaceuticals Ltd. (a)	9,560	404,770
Select Medical Holdings Corp. (a)	86,900	975,887
Shire PLC ADR	9,110	808,057
Skilled Healthcare Group Inc. Class A (a)	125,600	807,608
Triple-S Management Corp. Class B (a)	22,600	472,340
Vanda Pharmaceuticals Inc. (a)	47,700	192,231
Watson Pharmaceuticals Inc. (a)	10,020	853,303
Young Innovations Inc.	10,600	414,460

		16,830,521

Industrials (14.00%)
AMERCO	9,800	1,042,329

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
AMETEK Inc.	11,925	$422,741
B/E Aerospace Inc. (a)	31,230	1,314,783
CBIZ Inc. (a)	63,900	384,678
Cenveo Inc. (a)	177,200	405,788
Chicago Bridge & Iron Co. N.V. NY Reg. Shares	34,740	1,323,247
Cubic Corp.	5,400	270,324
Eaton Corp.	13,950	659,277
Fluor Corp.	18,280	1,028,798
GenCorp Inc. (a)	137,200	1,302,028
Hawaiian Holdings Inc. (a)	162,200	906,698
Heartland Express Inc.	66,100	883,096
Kansas City Southern	11,990	908,602
Kimball International Inc. Class B	83,200	1,016,704
Lydall Inc. (a)	64,500	908,805
NCI Building Systems Inc. (a)	63,800	639,914
Precision Castparts Corp.	4,615	753,814
Quality Distribution Inc. (a)	34,400	318,200
Republic Airways Holdings Inc. (a)	140,200	649,126
Saia Inc. (a)	47,000	946,580
Standex International Corp.	12,300	546,735
Stericycle Inc. (a)	9,970	902,484
Timken Co., The	16,520	613,883
Triumph Group Inc.	28,710	1,795,236
United Rentals Inc. (a)	89,980	2,943,246
US Airways Group Inc. (a)	92,700	969,642
Valmont Industries Inc.	8,310	1,092,765
Verisk Analytics Inc. Class A (a)	12,870	612,741
Wabtec Corp.	12,320	989,173

		26,551,437

Information Technology (9.69%)
Alliance Data Systems Corp. (a)	7,470	1,060,366
Altera Corp.	20,360	691,935
Amkor Technology Inc. (a)	186,900	822,359
Autodesk Inc. (a)	13,970	466,179
Avago Technologies Ltd.	22,270	776,444
CACI International Inc. Class A (a)	15,000	776,850
Citrix Systems Inc. (a)	12,770	977,799
CommVault Systems Inc. (a)	1,740	102,138
F5 Networks Inc. (a)	7,965	833,936
FleetCor Technologies Inc. (a)	20,000	896,000
Fortinet Inc. (a)	22,150	534,701
Informatica Corp. (a)	8,690	302,499
Insight Enterprises Inc. (a)	62,700	1,095,996
Intuit Inc.	16,240	956,211
JDS Uniphase Corp. (a)	49,270	610,209
LSI Corp. (a)	125,360	866,238
MercadoLibre Inc.	3,090	255,080
MICROS Systems Inc. (a)	11,080	544,250
NICE Systems Ltd. Sponsored ADR (a)	16,320	542,150
ON Semiconductor Corp. (a)	79,450	490,206
Red Hat Inc. (a)	11,490	654,241
Riverbed Technology Inc. (a)	26,900	625,963
Symmetricom Inc. (a)	45,700	318,529
TIBCO Software Inc. (a)	15,210	459,798

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Trimble Navigation Ltd. (a)	13,850	$660,091
Unisys Corp. (a)	49,200	1,024,344
Vantiv Inc. Class A (a)	11,960	257,738
VeriFone Systems Inc. (a)	19,330	538,340
Wright Express Corp. (a)	3,270	227,984

		18,368,574

Materials (4.14%)
Airgas Inc.	10,530	866,619
American Vanguard Corp.	65,500	2,279,400
Ecolab Inc.	17,190	1,114,084
Kaiser Aluminum Corp.	15,300	893,367
Myers Industries Inc.	55,100	860,662
Neenah Paper Inc.	33,200	950,848
P. H. Glatfelter Co.	50,100	892,281

		7,857,261

Telecommunication Services (1.71%)
IDT Corp. Class B	48,500	498,095
SBA Communications Corp. Class A (a)	24,510	1,541,679
Shenandoah Telecommunications Co.	27,000	475,200
Vonage Holdings Corp. (a)	316,800	722,304

		3,237,278

Utilities (4.03%)
American States Water Co.	22,800	1,013,004
American Water Works Co. Inc.	42,120	1,560,967
Cleco Corp.	22,800	957,144
El Paso Electric Co.	30,300	1,037,775
ITC Holdings Corp.	9,500	718,010
Laclede Group Inc., The	17,100	735,300
NiSource Inc.	47,220	1,203,166
Unitil Corp.	15,000	408,300

		7,633,666

Total Common Stocks
(cost $158,902,178)		185,825,522

	Shares	Value
Registered Investment Companies (0.84%)

Financials (0.84%)
Arlington Asset Investment Corp. Class A	25,000	$596,500
Fidus Investment Corp.	24,000	400,800
Fifth Street Finance Corp.	54,900	602,802

		1,600,102

Total Registered Investment Companies
(cost $1,453,098)		1,600,102

Short-term Investments (1.60%)
JPMorgan U.S. Government Money Market Fund	3,022,586	3,022,586

Total Short-term Investments
(cost $3,022,586)		3,022,586

TOTAL INVESTMENTS (100.43%)
(cost $163,377,862)		190,448,210
LIABILITIES, NET OF OTHER ASSETS (-0.43%)		(815,719)

NET ASSETS (100.00%)		$189,632,491

(a)	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (a) (94.99%)

Argentina (0.72%)
MercadoLibre Inc.	9,866	$814,438

Australia (0.98%)
BHP Billiton PLC	35,404	1,105,597

Austria (0.36%)
Erste Group Bank AG (b)	18,144	405,515

Belgium (2.64%)
Anheuser-Busch InBev NV	34,971	2,991,722

Brazil (1.40%)
BR Malls Participacoes SA	67,700	940,069
Itau Unibanco Holding SA ADR	42,095	643,212

		1,583,281

Canada (1.61%)
Canadian National Railway Co.	9,449	833,685
Imax Corp. (b)	18,462	367,578
Potash Corporation of Saskatchewan Inc.	14,242	618,388

		1,819,651

China (2.65%)
Baidu Inc. Sponsored ADR (b)	10,762	1,257,217
China Mobile Ltd.	88,500	983,956
PetroChina Company Ltd. H	581,000	752,609

		2,993,782

Denmark (2.73%)
Novo Nordisk A/S Class B	19,660	3,093,970

France (10.26%)
Accor SA	17,535	583,784
AXA SA	84,041	1,251,174
BNP Paribas SA	16,866	799,635
Compagnie de Saint-Gobain	9,140	319,919
DANONE SA	23,681	1,457,068
Essilor International SA	5,906	552,659
JC Decaux SA	18,256	413,243
Legrand SA	2,647	99,775
L’Oreal SA	7,165	885,888
Pernod Ricard SA	20,700	2,321,930
Schneider Electric SA	25,404	1,501,970
Unibail-Rodamco SE	7,121	1,418,969

		11,606,014

Germany (6.74%)
Adidas AG	10,041	823,977
Allianz SE Reg.	8,916	1,063,351
Bayerische Motoren Werke (BMW) AG	15,019	1,101,338
Daimler AG Registered Shares	16,157	784,189
Kabel Deutschland Holding AG (b)	17,386	1,241,098
Linde AG	8,262	1,424,036

	Shares	Value
Common Stocks (Cont.)

Germany (Cont.)
SAP AG	16,698	$1,188,285

		7,626,274

Hong Kong (4.31%)
AIA Group Ltd.	338,800	1,248,884
Cheung Kong Holdings Ltd.	66,000	963,327
China Unicom (Hong Kong) Ltd.	656,000	1,069,024
CNOOC Ltd.	265,000	537,363
Hang Lung Properties Ltd.	310,000	1,055,513

		4,874,111

Ireland (1.69%)
Accenture PLC Class A	14,735	1,031,892
Seagate Technology PLC	28,319	877,889

		1,909,781

Israel (1.14%)
Check Point Software Technologies Ltd. (b)	26,821	1,291,699

Japan (10.86%)
Canon Inc.	47,900	1,537,479
Fanuc Corp.	17,200	2,768,482
Honda Motor Co. Ltd.	36,300	1,121,863
Hoya Corp.	36,400	798,549
Japan Tobacco Inc.	45,736	1,369,049
Komatsu Ltd.	16,500	323,398
Marubeni Corp.	82,000	521,316
Rakuten Inc.	129,800	1,319,812
SMC Corp.	4,900	788,574
Sumitomo Realty & Development Co. Ltd.	24,000	635,962
Toyota Motor Corp.	28,000	1,097,860

		12,282,344

Malaysia (1.46%)
Genting Berhad	273,600	777,665
Sime Darby Berhad	272,500	873,128

		1,650,793

Mexico (0.83%)
Grupo Financiero Santander Mexico SAB de CV ADR Class B (b)	68,970	944,889

Netherlands (4.35%)
ASML Holding NV	9,731	520,496
Heineken NV	768	45,827
LyondellBasell Industries NV Class A	28,652	1,480,162
Royal Dutch Shell PLC Class A	29,342	1,015,949
Yandex NV Class A (b)	37,498	904,077
Ziggo NV	28,128	955,097

		4,921,608

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Singapore (1.27%)
DBS Group Holdings Ltd.	55,943	$653,428
United Overseas Bank Ltd.	48,841	778,867

		1,432,295

South Korea (1.14%)
Samsung Electronics Co. Ltd.	1,067	1,285,840

Spain (0.50%)
Industria de Diseno Textil SA	4,565	567,214

Sweden (4.46%)
Atlas Copco AB Class A	57,600	1,345,903
Elekta AB B Shares	44,216	583,749
Investor AB B Shares	25,000	550,926
Millicom International Cellular SA SDR	12,335	1,144,514
Sandvik AB	56,019	761,913
Volvo AB B Shares	47,081	661,462

		5,048,467

Switzerland (10.51%)
ABB Ltd. Reg. (b)	40,952	768,389
Compagnie Financiere Richemont SA Class A	15,773	947,061
Holcim Ltd. Reg. (b)	12,898	821,486
Nestle SA Reg.	46,752	2,949,927
Novartis AG	17,764	1,087,220
Roche Holding AG	15,792	2,953,840
Swatch Group AG, The	1,304	520,758
Syngenta AG Reg.	2,907	1,087,457
UBS AG Reg. (b)	61,609	750,198

		11,886,336

Taiwan (1.64%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	117,181	1,853,804

United Kingdom (17.68%)
Anglo American PLC	24,244	713,700
ARM Holdings PLC	88,339	824,525
Barclays PLC	235,305	817,121
BG Group PLC	46,793	946,843
British American Tobacco PLC	37,427	1,923,125
British Sky Broadcasting Group PLC	114,015	1,368,467
CRH PLC	27,880	536,704
Diageo PLC	95,996	2,703,069
Imperial Tobacco Group PLC	28,304	1,048,565
InterContinental Hotels Group PLC	32,771	860,556
Next PLC	10,365	578,253
Pearson PLC	23,916	467,523
Rolls-Royce Holdings PLC (b)	131,242	1,790,362
Shire PLC	38,211	1,127,176
Standard Chartered PLC	61,222	1,387,223
Tullow Oil PLC	51,222	1,136,315
Whitbread PLC	26,512	972,394

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Xstrata PLC	51,155	$793,566

		19,995,487

United States (3.06%)
Freeport-McMoRan Copper & Gold Inc.	32,941	1,303,805
Perrigo Co.	10,197	1,184,585
Wynn Resorts Ltd.	8,433	973,506

		3,461,896

Total Common Stocks
(cost $88,789,322)		107,446,808

Preferred Stocks (a) (1.59%)
Brazil (1.59%)
Banco Bradesco SA Pfd.	59,309	952,864
Petroleo Brasileiro SA Pfd.	77,100	850,772

		1,803,636

Total Preferred Stocks
(cost $2,602,676)		1,803,636

Short-term Investments (3.65%)
State Street Institutional U.S. Government Money Market Fund	4,123,224	4,123,224

Total Short-term Investments
(cost $4,123,224)		4,123,224

TOTAL INVESTMENTS (100.23%)
(cost $95,515,222)		113,373,668
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.23%)		(263,019)

NET ASSETS (100.00%)		$113,110,649

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.
(b)	Non-income producing security.

ADR – American Depositary Receipt

SDR – Swedish Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$25,734,108	22.70
British Pound	21,101,084	18.61
United States Dollar	20,504,050	18.09
Japanese Yen	12,282,344	10.83
Swiss Franc	11,886,336	10.49
Hong Kong Dollar	6,610,676	5.83
Swedish Krona	5,048,467	4.45
Danish Krone	3,093,970	2.73
Brazilian Real	2,743,705	2.42
Malaysian Ringgit	1,650,793	1.46
Singapore Dollar	1,432,295	1.26
South Korean Won	1,285,840	1.13

Total Investments	$113,373,668	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Staples	$17,696,170	15.64
Financials	17,261,127	15.26
Consumer Discretionary	16,888,139	14.93
Information Technology	14,186,190	12.54
Industrials	13,358,276	11.81
Health Care	10,583,199	9.36
Materials	9,884,901	8.74
Energy	5,239,851	4.63
Telecommunication Services	4,152,591	3.67

Total Stocks	109,250,444	96.58
Short-term Investments	4,123,224	3.65
Liabilities, Net of Cash and other Assets	(263,019)	(0.23)

Net Assets	$113,110,649	100.00%

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
British Pound	State Street Bank and Trust Company	10/02/2012	$10,205	$(16,460)	$19	$—
British Pound	State Street Bank and Trust Company	10/03/2012	34,478	(55,659)	17	—
Euro	State Street Bank and Trust Company	10/03/2012	35,662	(45,836)	—	(9)
British Pound	State Street Bank and Trust Company	10/01/2012	(48,169)	78,115	332	—
British Pound	State Street Bank and Trust Company	10/01/2012	(4,424)	7,131	—	(13)
Hong Kong Dollar	State Street Bank and Trust Company	10/03/2012	(130,068)	16,770	—	(4)
Japanese Yen	State Street Bank and Trust Company	10/01/2012	(4,910,767)	63,259	332	—
Japanese Yen	State Street Bank and Trust Company	10/02/2012	(4,847,050)	62,190	80	—
Japanese Yen	State Street Bank and Trust Company	10/03/2012	(4,520,317)	57,931	7	—
Mexican Peso	UBS AG	10/01/2012	(5,118,870)	397,141	—	(541)

Total					$787	$(567)

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (97.38%)

Consumer Discretionary (10.73%)
Abercrombie & Fitch Co. Class A	4,049	$137,342
Amazon.com Inc. (a) (b)	17,349	4,412,193
Apollo Group Inc. Class A (b)	4,841	140,631
AutoNation Inc. (b)	1,853	80,921
AutoZone Inc. (b)	1,796	663,927
Bed Bath & Beyond Inc. (b)	11,151	702,513
Best Buy Company Inc.	12,759	219,327
Big Lots Inc. (b)	2,857	84,510
BorgWarner Inc. (b)	5,434	375,544
Cablevision Systems Corp. Class A	10,240	162,304
CarMax Inc. (b)	11,024	311,979
Carnival Corp.	21,408	780,108
CBS Corp. Class B	28,555	1,037,403
Chipotle Mexican Grill Inc. (b)	1,534	487,106
Coach Inc.	13,601	761,928
Comcast Corp. Class A	128,362	4,591,509
Darden Restaurants Inc.	6,072	338,514
DIRECTV (b)	30,120	1,580,095
Discovery Communications Inc. Class A (b)	11,856	706,973
Dollar Tree Inc. (b)	10,980	530,060
DR Horton Inc.	13,184	272,118
Expedia Inc.	4,490	259,702
Family Dollar Stores Inc.	4,653	308,494
Ford Motor Co.	182,950	1,803,887
Fossil Inc. (b)	2,625	222,338
GameStop Corp. Class A	5,921	124,341
Gannett Co. Inc.	11,170	198,268
GAP Inc., The	14,304	511,797
Genuine Parts Co.	7,363	449,364
Goodyear Tire & Rubber Co., The (b)	11,612	141,550
H&R Block Inc.	13,006	225,394
Harley-Davidson Inc.	11,012	466,578
Harman International Industries Inc.	3,319	153,205
Hasbro Inc.	5,474	208,943
Home Depot Inc., The	72,316	4,365,717
International Game Technology	12,813	167,722
Interpublic Group of Companies Inc., The	21,092	234,543
J.C. Penney Company Inc.	6,839	166,119
Johnson Controls Inc.	32,803	898,802
Kohl’s Corp.	10,350	530,127
Leggett & Platt Inc.	6,622	165,881
Lennar Corp.	7,674	266,825
Limited Brands Inc.	11,438	563,436
Lowe’s Companies Inc.	54,716	1,654,612
Macy’s Inc.	19,310	726,442
Marriott International Inc. Class A	12,078	472,250
Mattel Inc.	16,351	580,133
McDonald’s Corp.	48,376	4,438,498
McGraw-Hill Companies Inc., The	13,439	733,635
Netflix Inc. (b)	2,620	142,633
Newell Rubbermaid Inc.	13,635	260,292
News Corp. Class A	97,668	2,395,796
NIKE Inc. Class B	17,635	1,673,738
Nordstrom Inc.	7,328	404,359
Omnicom Group Inc.	12,742	656,978

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
O’Reilly Automotive Inc. (b)	5,703	$476,885
Priceline.com Inc. (b)	2,390	1,478,765
PulteGroup Inc. (b)	15,812	245,086
Ralph Lauren Corp.	2,930	443,104
Ross Stores Inc.	10,678	689,799
Scripps Networks Interactive Class A	4,146	253,860
Staples Inc.	32,809	377,960
Starbucks Corp.	36,456	1,850,142
Starwood Hotels & Resorts Worldwide Inc.	9,439	547,084
Target Corp.	31,453	1,996,322
Tiffany & Co.	5,711	353,397
Time Warner Cable Inc.	14,697	1,397,097
Time Warner Inc.	45,439	2,059,750
TJX Companies Inc.	35,309	1,581,490
TripAdvisor Inc. (b)	5,253	172,981
Urban Outfitters Inc. (b)	5,276	198,167
VF Corp.	4,217	672,021
Viacom Inc. Class B	22,711	1,217,083
Walt Disney Co., The	86,073	4,499,896
Washington Post Co., The	224	81,319
Whirlpool Corp.	3,738	309,918
Wyndham Worldwide Corp.	6,899	362,060
Wynn Resorts Ltd.	3,841	443,405
Yum! Brands Inc.	21,908	1,453,377

		68,110,372

Consumer Staples (10.57%)
Altria Group Inc.	97,515	3,256,026
Archer-Daniels-Midland Co.	31,640	859,975
Avon Products Inc.	20,996	334,886
Beam Inc.	7,595	437,016
Brown-Forman Corp. Class B	7,263	473,911
Campbell Soup Co.	8,723	303,735
Clorox Co., The	6,276	452,186
Coca-Cola Co., The	185,733	7,044,853
Coca-Cola Enterprises Inc.	13,280	415,266
Colgate-Palmolive Co.	21,382	2,292,578
ConAgra Foods Inc.	19,502	538,060
Constellation Brands Inc. (b)	7,061	228,423
Costco Wholesale Corp.	20,739	2,076,492
CVS Caremark Corp.	61,029	2,955,024
Dean Foods Co. (b)	8,785	143,635
Dr. Pepper Snapple Group Inc.	10,025	446,413
Estee Lauder Companies Inc. Class A, The	11,514	708,917
General Mills Inc.	31,096	1,239,176
H.J. Heinz Co.	15,360	859,392
Hershey Co., The	7,249	513,882
Hormel Foods Corp.	6,447	188,510
J.M. Smucker Co., The	5,251	453,319
Kellogg Co.	11,845	611,913
Kimberly-Clark Corp.	18,942	1,624,845
Kraft Foods Inc. Class A	85,130	3,520,126
Kroger Co., The	26,130	615,100
Lorillard Inc.	6,265	729,559

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Staples (Cont.)
McCormick & Co. Inc.	6,290	$390,232
Mead Johnson Nutrition Co. Class A	9,773	716,165
Molson Coors Brewing Co. Class B	7,425	334,496
Monster Beverage Corp. (b)	7,437	402,788
PepsiCo Inc.	74,656	5,283,405
Philip Morris International Inc.	80,867	7,273,178
Procter & Gamble Co., The	132,127	9,164,329
Reynolds American Inc.	15,795	684,555
Safeway Inc.	11,380	183,104
Sysco Corp.	28,136	879,813
Tyson Foods Inc.	13,773	220,643
Walgreen Co.	41,120	1,498,413
Wal-Mart Stores Inc.	80,628	5,950,346
Whole Foods Market Inc.	8,238	802,381

		67,107,066

Energy (11.01%)
Alpha Natural Resources Inc. (b)	10,482	68,867
Anadarko Petroleum Corp.	23,969	1,675,912
Apache Corp.	18,766	1,622,696
Baker Hughes Inc.	21,083	953,584
Cabot Oil & Gas Corp.	10,145	455,510
Cameron International Corp. (b)	11,812	662,299
Chesapeake Energy Corp.	24,898	469,825
Chevron Corp.	94,128	10,971,560
ConocoPhillips	58,265	3,331,593
CONSOL Energy Inc.	11,052	332,113
Denbury Resources Inc. (b)	19,049	307,832
Devon Energy Corp.	18,047	1,091,844
Diamond Offshore Drilling Inc.	3,283	216,054
Ensco PLC Class A	11,129	607,198
EOG Resources Inc.	12,953	1,451,384
EQT Corp.	7,243	427,337
Exxon Mobil Corp.	221,465	20,252,974
FMC Technologies Inc. (b)	11,508	532,820
Halliburton Co.	44,502	1,499,272
Helmerich & Payne Inc.	5,077	241,716
Hess Corp.	14,301	768,250
Kinder Morgan Inc.	27,362	971,898
Marathon Oil Corp.	33,815	999,910
Marathon Petroleum Corp.	16,317	890,745
Murphy Oil Corp.	8,853	475,318
Nabors Industries Ltd. (b)	13,649	191,495
National-Oilwell Varco Inc.	20,455	1,638,650
Newfield Exploration Co. (b)	6,563	205,553
Noble Corp. (b)	12,184	435,944
Noble Energy Inc.	8,485	786,644
Occidental Petroleum Corp.	38,854	3,343,775
Peabody Energy Corp.	12,870	286,872
Phillips 66	30,072	1,394,439
Pioneer Natural Resources Co.	5,920	618,048
QEP Resources Inc.	8,392	265,691
Range Resources Corp.	7,833	547,292
Rowan Companies PLC Class A (b)	5,834	197,014
Schlumberger Ltd.	63,659	4,604,455
Southwestern Energy Co. (b)	16,793	584,061
Spectra Energy Corp.	31,314	919,379

	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
Sunoco Inc.	5,051	$236,538
Tesoro Corp.	6,815	285,548
Valero Energy Corp.	26,547	841,009
Williams Companies Inc., The	30,048	1,050,779
WPX Energy Inc. (b)	9,453	156,825

		69,868,522

Financials (14.22%)
ACE Ltd.	16,265	1,229,634
Aflac Inc.	22,461	1,075,434
Allstate Corp., The	23,259	921,289
American Express Co.	47,398	2,695,050
American International Group Inc. (b)	55,944	1,834,404
American Tower Corp.	18,955	1,353,197
Ameriprise Financial Inc.	10,109	573,079
Aon PLC	15,370	803,697
Apartment Investment and Management Co.	6,976	181,306
Assurant Inc.	3,890	145,097
AvalonBay Communities Inc.	4,648	632,082
Bank of America Corp.	516,979	4,564,925
Bank of New York Mellon Corp.	56,459	1,277,103
BB&T Corp.	33,534	1,111,987
Berkshire Hathaway Inc. Class B (b)	87,972	7,759,130
BlackRock Inc.	6,137	1,094,227
Boston Properties Inc.	7,231	799,821
Capital One Financial Corp.	27,869	1,588,812
CBRE Group Inc. (b)	14,486	266,687
Charles Schwab Corp., The	52,552	672,140
Chubb Corp., The	12,815	977,528
Cincinnati Financial Corp.	7,017	265,874
Citigroup Inc.	140,674	4,602,853
CME Group Inc.	14,675	840,878
Comerica Inc.	9,343	290,100
Discover Financial Services	24,702	981,410
E*TRADE Financial Corp. (b)	11,904	104,874
Equity Residential	14,438	830,618
Federated Investors Inc. Class B	4,319	89,360
Fifth Third Bancorp	44,122	684,332
First Horizon National Corp.	12,096	116,484
Franklin Resources Inc.	6,629	829,089
Genworth Financial Inc. Class A (b)	23,089	120,755
Goldman Sachs Group Inc., The	21,619	2,457,648
Hartford Financial Services Group Inc.	20,810	404,546
HCP Inc.	20,602	916,377
Healthcare Realty Trust Inc.	12,211	705,185
Host Hotels & Resorts Inc.	34,704	556,999
Hudson City Bancorp Inc.	22,802	181,504
Huntington Bancshares Inc.	40,853	281,886
IntercontinentalExchange Inc. (b)	3,504	467,469
Invesco Ltd.	21,480	536,785
JPMorgan Chase & Co.	182,232	7,376,751
KeyCorp	45,050	393,737
Kimco Realty Corp.	19,718	399,684
Legg Mason Inc.	5,881	145,143
Leucadia National Corp.	9,367	213,099
Lincoln National Corp.	13,511	326,831

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Loews Corp.	14,989	$618,446
M&T Bank Corp.	5,774	549,454
Marsh & McLennan Companies Inc.	26,000	882,180
MetLife Inc.	50,954	1,755,875
Moody’s Corp.	9,272	409,544
Morgan Stanley	66,339	1,110,515
NASDAQ OMX Group Inc., The	5,899	137,417
Northern Trust Corp.	10,500	487,358
NYSE Euronext	11,801	290,895
People’s United Financial Inc.	16,948	205,749
Plum Creek Timber Co. Inc.	7,858	344,495
PNC Financial Services Group Inc.	25,395	1,602,424
Principal Financial Group Inc.	13,308	358,518
Progressive Corp., The	26,885	557,595
ProLogis Inc.	22,095	773,988
Prudential Financial Inc.	22,387	1,220,315
Public Storage	6,913	962,082
Regions Financial Corp.	68,257	492,133
Simon Property Group Inc.	14,551	2,208,987
SLM Corp.	22,518	353,983
State Street Corp.	23,058	967,514
SunTrust Banks Inc.	25,962	733,946
T. Rowe Price Group Inc.	12,152	769,222
Torchmark Corp.	4,577	235,029
Travelers Companies Inc., The	18,416	1,257,076
Unum Group	13,439	258,298
US Bancorp	90,918	3,118,487
Ventas Inc.	14,168	881,958
Vornado Realty Trust	8,112	657,478
Wells Fargo & Co.	235,662	8,137,409
Weyerhaeuser Co.	25,792	674,203
XL Group PLC	14,665	352,400
Zions Bancorporation	8,708	179,864

		90,221,737

Health Care (11.69%)
Abbott Laboratories	75,283	5,161,402
Aetna Inc.	16,032	634,867
Agilent Technologies Inc.	16,712	642,576
Alexion Pharmaceuticals Inc. (b)	9,260	1,059,344
Allergan Inc.	14,752	1,350,988
AmerisourceBergen Corp.	12,134	469,707
Amgen Inc.	36,974	3,117,648
Baxter International Inc.	26,250	1,581,825
Becton, Dickinson and Co.	9,595	753,783
Biogen Idec Inc. (b)	11,358	1,694,954
Boston Scientific Corp. (b)	67,658	388,357
Bristol-Myers Squibb Co.	80,542	2,718,292
Cardinal Health Inc.	16,339	636,731
CareFusion Corp. (b)	10,626	301,672
Celgene Corp. (b)	20,696	1,581,174
Cerner Corp. (b)	7,035	544,579
Cigna Corp.	13,767	649,389
Coventry Health Care Inc.	6,421	267,691
Covidien PLC	23,029	1,368,383
CR Bard Inc.	3,740	391,391
DaVita Inc. (b)	4,084	423,143

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
DENTSPLY International Inc.	6,713	$256,034
Edwards Lifesciences Corp. (b)	5,550	595,904
Eli Lilly & Co.	48,985	2,322,379
Express Scripts Holding Co. (b)	38,891	2,437,299
Forest Laboratories Inc. (b)	11,216	399,402
Gilead Sciences Inc. (b)	36,292	2,407,248
Hospira Inc. (b)	7,788	255,602
Humana Inc.	7,754	543,943
Intuitive Surgical Inc. (b)	1,916	949,627
Johnson & Johnson	132,260	9,114,037
Laboratory Corp. of America Holdings (b)	4,595	424,900
Life Technologies Corp. (b)	8,427	411,912
McKesson Corp.	11,320	973,860
Medtronic Inc.	48,939	2,110,250
Merck & Co. Inc.	146,103	6,589,245
Mylan Inc. (b)	19,471	475,092
Patterson Companies Inc.	4,170	142,781
PerkinElmer Inc.	5,396	159,020
Perrigo Co.	4,217	489,889
Pfizer Inc.	358,323	8,904,327
Quest Diagnostics Inc.	7,646	484,986
St. Jude Medical Inc.	15,088	635,657
Stryker Corp.	13,871	772,062
Tenet Healthcare Corp. (b)	19,305	121,042
Thermo Fisher Scientific Inc.	17,493	1,029,113
UnitedHealth Group Inc.	49,539	2,744,956
Varian Medical Systems Inc. (b)	5,341	322,169
Waters Corp. (b)	4,210	350,819
Watson Pharmaceuticals Inc. (b)	6,131	522,116
WellPoint Inc.	15,660	908,437
Zimmer Holdings Inc.	8,419	569,293

		74,161,297

Industrials (9.56%)
3M Co.	30,511	2,819,828
Avery Dennison Corp.	4,867	154,868
Boeing Co., The	32,459	2,259,796
Caterpillar Inc.	31,338	2,696,322
CH Robinson Worldwide Inc.	7,721	452,065
Cintas Corp.	5,193	215,250
Cooper Industries PLC	7,668	575,560
CSX Corp.	49,884	1,035,093
Cummins Inc.	8,495	783,324
Danaher Corp.	28,018	1,545,193
Deere & Co.	18,827	1,553,039
Dover Corp.	8,847	526,308
Dun & Bradstreet Corp.	2,153	171,422
Eaton Corp.	16,282	769,487
Emerson Electric Co.	34,909	1,685,057
Equifax Inc.	5,666	263,922
Expeditors International of Washington Inc.	10,025	364,509
Fastenal Co.	12,929	555,818
FedEx Corp.	14,009	1,185,442
Flowserve Corp.	2,453	313,346
Fluor Corp.	7,989	449,621

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
General Dynamics Corp.	15,908	$1,051,837
General Electric Co.	506,527	11,503,228
Honeywell International Inc.	37,443	2,237,219
Illinois Tool Works Inc.	20,691	1,230,494
Ingersoll-Rand PLC	13,752	616,365
Iron Mountain Inc.	7,246	247,161
Jacobs Engineering Group Inc. (b)	6,308	255,032
Joy Global Inc.	5,002	280,412
L-3 Communications Holdings Inc.	4,679	335,531
Lockheed Martin Corp.	12,916	1,206,096
Masco Corp.	16,823	253,186
Norfolk Southern Corp.	15,328	975,321
Northrop Grumman Corp.	11,941	793,241
PACCAR Inc.	16,868	675,142
Pall Corp.	5,611	356,242
Parker Hannifin Corp.	7,133	596,176
Pentair Ltd. Reg.	4,847	215,740
Pitney Bowes Inc.	9,387	129,728
Precision Castparts Corp.	6,972	1,138,806
Quanta Services Inc. (b)	10,388	256,584
Raytheon Co.	15,951	911,759
Republic Services Inc.	14,369	395,291
Robert Half International Inc.	6,690	178,155
Rockwell Automation Inc.	6,731	468,141
Rockwell Collins Inc.	6,866	368,292
Roper Industries Inc.	4,691	515,494
RR Donnelley & Sons Co.	8,399	89,029
Ryder System Inc.	2,436	95,150
Snap-on Inc.	2,745	197,283
Southwest Airlines Co.	35,647	312,624
Stanley Black & Decker Inc.	8,066	615,032
Stericycle Inc. (b)	4,114	372,399
Textron Inc.	13,577	355,310
Tyco International Ltd.	21,979	1,236,539
Union Pacific Corp.	22,719	2,696,745
United Parcel Service Inc. Class B	34,484	2,468,020
United Technologies Corp.	40,241	3,150,468
Waste Management Inc.	20,904	670,600
WW Grainger Inc.	2,883	600,731
Xylem Inc.	8,722	219,358

		60,645,231

Information Technology (19.58%)
Accenture PLC Class A	30,453	2,132,624
Adobe Systems Inc. (b)	23,655	767,841
Advanced Micro Devices Inc. (b)	27,741	93,487
Akamai Technologies Inc. (b)	8,405	321,575
Altera Corp.	15,238	517,863
Amphenol Corp. Class A	7,721	454,612
Analog Devices Inc.	14,335	561,789
Apple Inc.	44,970	30,006,682
Applied Materials Inc.	59,366	662,821
Autodesk Inc. (b)	10,994	366,870
Automatic Data Processing Inc.	23,186	1,360,091
BMC Software Inc. (b)	7,038	292,007
Broadcom Corp. Class A (b)	24,667	852,985
CA Inc.	16,426	423,216

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Cisco Systems Inc.	253,576	$4,840,766
Citrix Systems Inc. (b)	8,967	686,603
Cognizant Technology Solutions Corp. Class A (b)	14,323	1,001,464
Computer Sciences Corp.	7,313	235,552
Corning Inc.	71,432	939,331
Dell Inc.	70,373	693,878
eBay Inc. (b)	55,636	2,693,339
Electronic Arts Inc. (b)	15,047	190,946
EMC Corp. (b)	100,675	2,745,407
F5 Networks Inc. (b)	3,834	401,420
Fidelity National Information Services Inc.	12,008	374,890
First Solar Inc. (b)	2,783	61,630
Fiserv Inc. (b)	6,461	478,308
FLIR Systems Inc.	7,278	145,378
Google Inc. Class A (b)	12,708	9,588,186
Harris Corp.	5,384	275,768
Hewlett-Packard Co.	94,312	1,608,963
Intel Corp.	239,999	5,443,177
International Business Machines Corp.	51,532	10,690,313
Intuit Inc.	13,243	779,748
Jabil Circuit Inc.	9,170	171,662
JDS Uniphase Corp. (b)	10,956	135,690
Juniper Networks Inc. (b)	25,410	434,765
KLA-Tencor Corp.	7,882	376,011
Lam Research Corp. (b)	8,746	277,992
Linear Technology Corp.	11,129	354,459
LSI Corp. (b)	26,798	185,174
MasterCard Inc. Class A	5,149	2,324,671
Microchip Technology Inc.	9,372	306,839
Micron Technology Inc. (b)	48,787	291,990
Microsoft Corp.	361,950	10,778,871
Molex Inc.	6,452	169,559
Motorola Solutions Inc.	13,735	694,304
NetApp Inc. (b)	17,437	573,329
NVIDIA Corp. (b)	29,688	396,038
Oracle Corp.	182,696	5,753,097
Paychex Inc.	15,538	517,260
QUALCOMM Inc.	81,712	5,106,183
Red Hat Inc. (b)	9,303	529,713
SAIC Inc.	13,941	167,850
Salesforce.com Inc. (b)	6,135	936,753
SanDisk Corp. (b)	11,675	507,045
Seagate Technology PLC	16,962	525,822
Symantec Corp. (b)	33,722	606,996
TE Connectivity Ltd.	20,519	697,851
Teradata Corp. (b)	8,059	607,729
Teradyne Inc. (b)	8,868	126,103
Texas Instruments Inc.	54,575	1,503,541
Total System Services Inc.	7,578	179,599
VeriSign Inc. (b)	7,541	367,171
Visa Inc. Class A	25,073	3,366,802
Western Digital Corp.	10,676	413,481
Western Union Co.	28,898	526,522
Xerox Corp.	62,710	460,291
Xilinx Inc.	12,663	423,073

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Yahoo! Inc. (b)	50,010	$798,910

		124,282,676

Materials (3.41%)
Air Products & Chemicals Inc.	10,154	839,736
Airgas Inc.	3,369	277,269
Alcoa Inc.	51,449	455,324
Allegheny Technologies Inc.	5,045	160,936
Ball Corp.	7,380	312,248
Bemis Company Inc.	4,875	153,416
CF Industries Holdings Inc.	3,008	668,498
Cliffs Natural Resources Inc.	6,947	271,836
Dow Chemical Co., The	57,471	1,664,360
E.I. du Pont de Nemours & Co.	44,629	2,243,500
Eastman Chemical Co.	7,333	418,054
Ecolab Inc.	12,629	818,485
FMC Corp.	6,664	369,052
Freeport-McMoRan Copper & Gold Inc.	45,534	1,802,236
International Flavors & Fragrances Inc.	3,826	227,953
International Paper Co.	20,975	761,812
LyondellBasell Industries NV Class A	16,271	840,560
MeadWestvaco Corp.	8,414	257,468
Monsanto Co.	25,565	2,326,926
Mosaic Co., The	13,267	764,312
Newmont Mining Corp.	23,800	1,333,038
Nucor Corp.	15,231	582,738
Owens-Illinois Inc. (b)	7,730	145,015
PPG Industries Inc.	7,324	841,088
Praxair Inc.	14,303	1,485,796
Sealed Air Corp.	8,383	129,601
Sherwin-Williams Co., The	4,087	608,595
Sigma-Aldrich Corp.	5,843	420,521
Titanium Metals Corp.	3,918	50,268
United States Steel Corp.	6,782	129,333
Vulcan Materials Co.	6,110	289,002

		21,648,976

Telecommunication Services (3.19%)
AT&T Inc.	276,753	10,433,588
CenturyLink Inc.	29,866	1,206,586
Crown Castle International Corp. (b)	14,056	900,990
Frontier Communications Corp.	47,050	230,545
MetroPCS Communications Inc. (b)	15,153	177,442
Sprint Nextel Corp. (b)	143,904	794,350
Verizon Communications Inc.	136,664	6,227,778
Windstream Corp.	28,646	289,611

		20,260,890

Utilities (3.42%)
AES Corp., The (b)	29,783	326,720
AGL Resources Inc.	5,537	226,519
Ameren Corp.	11,777	384,755
American Electric Power Company Inc.	23,258	1,021,957
CenterPoint Energy Inc.	20,624	439,291
CMS Energy Corp.	12,705	299,203

	Shares	Value
Common Stocks (Cont.)

Utilities (Cont.)
Consolidated Edison Inc.	14,048	$841,335
Dominion Resources Inc.	27,502	1,455,956
DTE Energy Co.	8,237	493,726
Duke Energy Corp.	33,776	2,188,685
Edison International	15,627	713,998
Entergy Corp.	8,504	589,327
Exelon Corp.	40,944	1,456,788
FirstEnergy Corp.	20,059	884,602
Integrys Energy Group Inc.	3,677	191,939
NextEra Energy Inc.	20,279	1,426,222
NiSource Inc.	13,732	349,891
Northeast Utilities	15,071	576,164
NRG Energy Inc.	10,727	229,451
ONEOK Inc.	9,822	474,501
Pepco Holdings Inc.	10,762	203,402
PG&E Corp.	20,455	872,815
Pinnacle West Capital Corp.	5,346	282,269
PPL Corp.	27,854	809,159
Public Service Enterprise Group Inc.	24,266	780,880
SCANA Corp.	6,296	303,908
Sempra Energy	10,783	695,396
Southern Co.	41,963	1,934,075
TECO Energy Inc.	9,767	173,267
Wisconsin Energy Corp.	11,166	420,623
Xcel Energy Inc.	23,383	647,939

		21,694,763

Total Common Stocks
(cost $434,428,864)		618,001,530

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Short-term Investments (2.61%)
State Street Institutional U.S. Government Money Market Fund	16,550,693	$16,550,693

Total Short-term Investments
(cost $16,550,693)		16,550,693

TOTAL INVESTMENTS (99.99%)
(cost $450,979,557)		634,552,223
OTHER ASSETS, NET OF LIABILITIES (0.01%)		34,571

NET ASSETS (100.00%)		$634,586,794

(a)	At September 30, 2012, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.
(b)	Non-income producing security.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	237	December 2012	$16,938,988	$16,995,270	$56,282

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (98.30%)

Consumer Discretionary (13.93%)
1-800-FLOWERS.COM Inc. (a)	7,415	$27,658
Aeropostale Inc. (a)	20,618	278,962
AFC Enterprises Inc. (a)	6,041	148,609
American Axle & Manufacturing Holdings Inc. (a)	17,230	194,182
American Greetings Corp. Class A	8,900	149,520
American Public Education Inc. (a)	4,555	165,939
America’s Car-Mart Inc. (a)	2,000	90,940
Ameristar Casinos Inc.	8,344	148,523
Ann Inc. (a)	12,332	465,286
Arbitron Inc.	6,718	254,612
Arctic Cat Inc. (a)	3,269	135,533
Asbury Automotive Group Inc. (a)	7,052	197,103
Ascent Capital Group LLC Class A (a)	3,600	194,436
Barnes & Noble Inc. (a)	7,137	91,211
Bassett Furniture Industries Inc.	2,800	34,860
Beasley Broadcast Group Inc. Class A (a)	1,200	5,856
Beazer Homes USA Inc. (a)	25,012	88,793
bebe stores inc.	9,200	44,160
Belo Corp. Class A	24,100	188,703
Big 5 Sporting Goods Corp.	4,219	41,979
Biglari Holdings Inc. (a)	301	109,883
BJ’s Restaurants Inc. (a)	6,249	283,392
Black Diamond Inc. (a)	5,339	46,823
Bloomin’ Brands Inc. (a)	4,641	76,344
Blue Nile Inc. (a)	3,456	128,183
Bluegreen Corp. (a)	3,700	23,236
Blyth Inc.	2,672	69,445
Bob Evans Farms Inc.	7,345	287,410
Body Central Corp. (a)	4,070	42,532
Bon-Ton Stores Inc., The	2,908	27,626
Boyd Gaming Corp. (a)	14,553	102,744
Bravo Brio Restaurant Group Inc. (a)	4,815	70,058
Bridgepoint Education Inc. (a)	4,447	45,137
Brown Shoe Co. Inc.	10,605	169,998
Brunswick Corp.	22,600	511,438
Buckle Inc., The	7,049	320,236
Buffalo Wild Wings Inc. (a)	4,696	402,635
Cabela’s Inc. (a)	11,830	646,864
Caesars Entertainment Corp. (a)	9,200	62,560
CafePress Inc. (a)	1,200	10,932
Callaway Golf Co.	16,414	100,782
Capella Education Co. (a)	3,429	120,221
Career Education Corp. (a)	13,100	49,387
Caribou Coffee Company Inc. (a)	5,300	72,769
Carmike Cinemas Inc. (a)	4,500	50,625
Carriage Services Inc.	4,000	38,680
Carrols Restaurant Group Inc. (a)	4,400	25,344
Casual Male Retail Group Inc. (a)	10,474	48,495
Cato Corp. Class A	6,944	206,306
Cavco Industries Inc. (a)	1,742	79,940
CEC Entertainment Inc.	4,706	141,745
Central European Media Enterprises Ltd. Class A (a)	9,051	58,922
Cheesecake Factory Inc., The	13,589	485,807
Cherokee Inc.	2,261	32,920

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Children’s Place Retail Stores Inc., The (a)	6,256	$375,360
Churchill Downs Inc.	3,345	209,798
Chuy’s Holdings Inc. (a)	1,692	41,488
Citi Trends Inc. (a)	3,800	47,709
Coinstar Inc. (a)	7,919	356,197
Collective Brands Inc. (a)	15,530	337,156
Collectors Universe Inc.	1,300	18,239
Columbia Sportswear Co.	3,148	169,992
Conn’s Inc. (a)	3,792	83,614
Cooper Tire & Rubber Co.	15,850	304,003
Core-Mark Holding Co. Inc.	2,928	140,866
Corinthian Colleges Inc. (a)	19,116	45,496
Cracker Barrel Old Country Store Inc.	4,882	327,631
Crocs Inc. (a)	22,900	371,209
Crown Media Holdings Inc. (a)	7,162	11,961
CSS Industries Inc.	2,518	51,745
Culp Inc.	2,200	25,872
Cumulus Media Inc. Class A (a)	14,389	39,426
Daily Journal Corp. (a)	300	28,131
Dana Holding Corp.	37,384	459,823
Del Frisco’s Restaurant Group Inc. (a)	1,463	21,799
Delta Apparel Inc. (a)	1,918	26,411
Denny’s Corp. (a)	25,053	121,507
Destination Maternity Corp.	3,400	63,580
Dial Global Inc. (a)	1,457	3,948
Digital Generation Inc. (a)	6,797	77,214
DineEquity Inc. (a)	3,875	217,000
Domino’s Pizza Inc.	14,717	554,831
Dorman Products Inc. (a)	6,200	195,362
Drew Industries Inc. (a)	4,919	148,603
E.W. Scripps Co Class A (a)	7,590	80,834
Education Management Corp. (a)	6,800	21,148
Einstein Noah Restaurant Group Inc.	1,400	24,766
Entercom Communications Corp. Class A (a)	5,869	40,261
Entravision Communications Corp. Class A	12,045	16,140
Ethan Allen Interiors Inc.	6,122	134,194
Exide Technologies (a)	18,900	58,590
Express Inc. (a)	22,662	335,851
Federal-Mogul Corp. (a)	4,700	43,005
Fiesta Restaurant Group Inc. (a)	4,100	65,067
Fifth & Pacific Companies Inc. (a)	27,573	352,383
Finish Line Inc. Class A, The	13,006	295,756
Fisher Communications Inc. (a)	2,196	80,725
Five Below Inc. (a)	2,790	109,033
Flexsteel Industries Inc.	1,100	22,770
Francesca’s Holdings Corp. (a)	8,860	272,268
Fred’s Inc. Class A	9,440	134,331
Frisch’s Restaurants Inc.	800	15,880
Fuel Systems Solutions Inc. (a)	3,754	64,531
Gaylord Entertainment Co. (a)	7,914	312,840
Geeknet Inc. (a)	1,082	20,937
Genesco Inc. (a)	6,232	415,861
Gentherm Inc. (a)	7,300	90,812

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
G-III Apparel Group Ltd. (a)	4,071	$146,149
Global Sources Ltd. (a)	4,764	31,252
Gordmans Stores Inc. (a)	2,200	40,590
Grand Canyon Education Inc. (a)	10,133	238,429
Group 1 Automotive Inc.	5,849	352,285
Harte-Hanks Inc.	10,900	75,537
Haverty Furniture Companies Inc.	5,135	71,274
Helen of Troy Ltd. (a)	7,979	253,972
hhgregg Inc. (a)	3,714	25,627
Hibbett Sports Inc. (a)	6,712	399,028
Hillenbrand Inc.	13,953	253,805
Hooker Furniture Corp.	2,700	35,073
Hot Topic Inc.	10,992	95,630
Hovnanian Enterprises Inc. Class A (a)	25,224	87,275
HSN Inc.	9,600	470,880
Iconix Brand Group Inc. (a)	18,016	328,612
Ignite Restaurant Group Inc. (a)	1,700	23,698
International Speedway Corp. Class A	6,985	198,164
Interval Leisure Group Inc.	9,700	183,621
iRobot Corp. (a)	6,900	157,044
Isle of Capri Casinos Inc. (a)	5,109	35,508
Jack in the Box Inc. (a)	11,229	315,647
JAKKS Pacific Inc.	6,627	96,555
Jamba Inc. (a)	18,479	41,208
Johnson Outdoors Inc. Class A (a)	1,230	26,310
Jones Group Inc., The	20,857	268,430
Jos. A. Bank Clothiers Inc. (a)	7,055	342,026
Journal Communications Inc. Class A (a)	11,542	60,018
K12 Inc. (a)	6,773	136,815
Kayak Software Corp. (a)	883	31,196
KB Home	19,779	283,829
Kirkland’s Inc. (a)	3,700	36,741
Krispy Kreme Doughnuts Inc. (a)	15,306	121,377
K-Swiss Inc. Class A (a)	6,671	22,882
La-Z-Boy Inc. (a)	13,122	191,975
Leapfrog Enterprises Inc. (a)	12,720	114,734
Libbey Inc. (a)	5,323	83,997
Life Time Fitness Inc. (a)	10,878	497,560
Lifetime Brands Inc.	2,381	28,358
Lin TV Corp. (a)	7,165	31,526
Lincoln Educational Services Corp.	5,600	23,520
Lions Gate Entertainment Corp. (a)	21,459	327,679
Lithia Motors Inc. Class A	5,439	181,173
Live Nation Entertainment Inc. (a)	35,653	306,972
Luby’s Inc. (a)	4,712	31,712
Lumber Liquidators Holdings Inc. (a)	6,974	353,442
M.D.C. Holdings Inc.	9,647	371,506
M/I Homes Inc. (a)	4,700	90,898
Mac-Gray Corp.	2,800	37,548
Maidenform Brands Inc. (a)	5,800	118,784
Marcus Corp.	5,037	55,911
Marine Products Corp.	2,692	16,044
MarineMax Inc. (a)	5,531	45,852
Marriott Vacations Worldwide Corp. (a)	6,700	241,334
Martha Stewart Living Omnimedia Inc.	6,778	20,808
Matthews International Corp.	7,108	211,961

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Mattress Firm Holding Corp. (a)	2,800	$78,820
McClatchy Co. Class A, The (a)	14,927	33,287
MDC Partners Inc. Class A	6,183	76,298
Men’s Wearhouse Inc., The	12,858	442,701
Meredith Corp.	9,188	321,580
Meritage Homes Corp. (a)	7,200	273,816
Modine Manufacturing Co. (a)	12,420	91,660
Monarch Casino & Resort Inc. (a)	2,466	21,479
Monro Muffler Brake Inc.	7,802	274,552
Morgans Hotel Group Co. (a)	4,986	32,010
Movado Group Inc.	4,339	146,311
MTR Gaming Group Inc. (a)	5,700	23,997
Multimedia Games Holding Company Inc. (a)	7,000	110,110
NACCO Industries Inc. Class A	1,348	169,053
Nathan’s Famous Inc. (a)	700	22,015
National American University Holdings Inc.	2,083	10,415
National CineMedia Inc.	14,172	231,996
New York & Co. Inc. (a)	7,819	29,321
New York Times Co. Class A, The (a)	34,852	340,156
Nexstar Broadcasting Group Inc. Class A (a)	2,884	30,628
NutriSystem Inc.	7,407	77,996
Office Depot Inc. (a)	71,939	184,164
OfficeMax Inc.	22,800	178,068
Orbitz Worldwide Inc. (a)	5,115	13,043
Orchard Supply Hardware Stores Corp. Class A (a)	500	7,240
Orient-Express Hotels Ltd. Class A (a)	24,503	218,077
Outdoor Channel Holdings Inc.	3,500	25,480
Overstock.com Inc. (a)	2,899	30,034
Oxford Industries Inc.	3,547	200,228
Papa John’s International Inc. (a)	4,480	239,277
Peet’s Coffee & Tea Inc. (a)	3,353	245,909
Penske Automotive Group Inc.	10,629	319,827
Pep Boys-Manny, Moe & Jack, The	13,227	134,651
Perfumania Holdings Inc. (a)	1,300	9,360
Perry Ellis International Inc. (a)	3,140	69,237
PetMed Express Inc.	5,300	53,212
Pier 1 Imports Inc.	24,411	457,462
Pinnacle Entertainment Inc. (a)	16,148	197,813
Pool Corp.	12,096	502,952
Premier Exhibitions Inc. (a)	6,500	15,405
Quiksilver Inc. (a)	32,600	108,232
R.G. Barry Corp.	2,081	30,674
RadioShack Corp.	25,300	60,214
ReachLocal Inc. (a)	2,409	30,209
Reading International Inc. Class A (a)	4,300	25,370
Red Lion Hotels Corp. (a)	3,200	20,000
Red Robin Gourmet Burgers Inc. (a)	3,774	122,881
Regis Corp.	14,775	271,564
Rent-A-Center Inc.	15,054	528,094
Rentrak Corp. (a)	2,500	42,325
Ruby Tuesday Inc. (a)	15,711	113,905
Rue21 Inc. (a)	3,977	123,884
Ruth’s Hospitality Group Inc. (a)	8,385	53,412

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Ryland Group Inc., The	11,289	$338,670
Saga Communications Inc. Class A (a)	897	36,346
Saks Inc. (a)	27,715	285,742
Salem Communications Corp. Class A	2,600	13,624
Scholastic Corp.	6,491	206,284
Scientific Games Corp. Class A (a)	14,346	118,641
Sealy Corp. (a)	12,100	26,378
Select Comfort Corp. (a)	14,353	452,837
Shiloh Industries Inc.	1,370	15,371
Shoe Carnival Inc.	3,625	85,296
Shuffle Master Inc. (a)	13,978	220,992
Shutterfly Inc. (a)	9,043	281,418
Sinclair Broadcast Group Inc. Class A	12,455	139,621
Six Flags Entertainment Corp.	9,998	587,882
Skechers U.S.A. Inc. (a)	9,549	194,800
Skullcandy Inc. (a)	4,066	55,908
Smith & Wesson Holding Corp. (a)	16,439	180,993
Sonic Automotive Inc.	9,997	189,743
Sonic Corp. (a)	15,046	154,522
Sotheby’s	17,197	541,706
Spartan Motors Inc.	8,300	41,500
Speedway Motorsports Inc.	2,854	43,952
Stage Stores Inc.	7,807	164,415
Standard Motor Products Inc.	5,000	92,100
Standard Pacific Corp. (a)	27,400	185,224
Stein Mart Inc. (a)	6,523	55,511
Steiner Leisure Ltd. (a)	3,852	179,311
Steinway Musical Instruments Inc. (a)	1,799	43,824
Steven Madden Ltd. (a)	9,927	434,008
Stewart Enterprises Inc.	19,154	160,798
Stoneridge Inc. (a)	7,600	37,772
Strayer Education Inc.	3,020	194,337
Sturm, Ruger & Company Inc.	4,900	242,501
Superior Industries International Inc.	5,941	101,532
Systemax Inc. (a)	2,500	29,525
Teavana Holdings Inc. (a)	2,354	30,696
Tenneco Inc. (a)	15,313	428,764
Texas Roadhouse Inc. Class A	16,004	273,668
Tilly’s Inc. Class A (a)	2,300	42,159
Tower International Inc. (a)	1,495	11,526
Town Sports International Holdings Inc. (a)	5,911	73,119
True Religion Apparel Inc.	6,500	138,645
Tuesday Morning Corp. (a)	10,689	70,013
Tumi Holdings Inc. (a)	5,438	128,011
Unifi Inc. (a)	3,500	44,870
Universal Electronics Inc. (a)	3,712	65,257
Universal Technical Institute Inc.	5,681	77,830
US Auto Parts Network Inc. (a)	3,600	12,456
Vail Resorts Inc.	9,126	526,114
Valassis Communications Inc. (a)	10,790	266,405
Value Line Inc.	434	4,236
Vera Bradley Inc. (a)	5,147	122,756
Vitacost.com Inc. (a)	5,600	37,968
Vitamin Shoppe Inc. (a)	7,423	432,909
VOXX International Corp. (a)	4,804	35,934

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Warnaco Group Inc., The (a)	10,412	$540,383
West Marine Inc. (a)	4,000	42,520
Wet Seal Inc. Class A (a)	22,624	71,266
Weyco Group Inc.	1,700	41,395
Winmark Corp.	575	31,096
Winnebago Industries Inc. (a)	7,419	93,702
WMS Industries Inc. (a)	14,000	229,320
Wolverine World Wide Inc.	12,415	550,854
World Wrestling Entertainment Inc.	7,095	57,115
Zagg Inc. (a)	6,416	54,728
Zumiez Inc. (a)	5,566	154,345

		42,743,567

Consumer Staples (3.59%)
Alico Inc.	885	27,639
Alliance One International Inc. (a)	22,744	73,463
Andersons Inc., The	4,740	178,508
Annie’s Inc. (a)	1,300	58,292
Arden Group Inc. Class A	300	29,106
B&G Foods Inc. Class A	12,300	372,813
Boston Beer Co. Inc. (a)	1,980	221,701
Calavo Growers Inc.	3,100	77,500
Cal-Maine Foods Inc.	3,700	166,278
Casey’s General Stores Inc.	9,600	548,544
Central European Distribution Corp. (a)	17,941	51,132
Central Garden & Pet Co. (a)	9,473	114,434
Chefs’ Warehouse Inc., The (a)	2,900	47,502
Chiquita Brands International Inc. (a)	11,405	87,134
Coca-Cola Bottling Co. Consolidated	1,155	78,656
Craft Brew Alliance Inc. (a)	2,569	20,167
Darling International Inc. (a)	29,737	543,890
Diamond Foods Inc.	5,800	109,156
Dole Food Company Inc. (a)	9,468	132,836
Elizabeth Arden Inc. (a)	6,403	302,478
Farmer Brothers Co. (a)	1,831	17,413
Female Health Co., The	5,300	37,895
Fresh Del Monte Produce Inc.	9,700	248,320
Griffin Land & Nurseries Inc.	800	26,984
Hain Celestial Group Inc., The (a)	9,323	587,349
Harbinger Group Inc. (a)	10,427	87,900
Harris Teeter Supermarkets Inc.	11,090	430,736
Ingles Markets Inc.	3,305	54,037
Inter Parfums Inc.	4,216	77,153
Inventure Foods Inc. (a)	3,300	18,777
J&J Snack Foods Corp.	3,742	214,529
John B. Sanfilippo & Son Inc. (a)	2,000	26,040
Lancaster Colony Corp.	4,714	345,300
Lifeway Foods Inc.	1,100	10,450
Limoneira Co.	2,067	38,095
Medifast Inc. (a)	3,531	92,336
Nash Finch Co.	3,012	61,505
National Beverage Corp. (a)	3,080	46,693
Natural Grocers by Vitamin Cottage Inc. (a)	1,802	40,221
Nature’s Sunshine Products Inc.	2,767	45,213
Nutraceutical International Corp. (a)	2,000	31,520

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Staples (Cont.)
Oil-Dri Corporation of America	1,200	$27,768
Omega Protein Corp. (a)	4,780	32,791
Orchids Paper Products Co.	1,500	27,060
Pantry Inc., The (a)	5,739	83,502
Pilgrim’s Pride Corp. (a)	15,666	80,053
Post Holdings Inc. (a)	7,000	210,420
Prestige Brands Holdings Inc. (a)	12,948	219,598
PriceSmart Inc.	4,600	348,312
Revlon Inc. Class A (a)	2,700	41,688
Rite Aid Corp. (a)	167,043	195,440
Roundy’s Inc.	4,759	28,792
Sanderson Farms Inc.	5,845	259,343
Schiff Nutrition International Inc. (a)	3,400	82,246
Seneca Foods Corp. Class A (a)	2,301	68,708
Smart Balance Inc. (a)	14,600	176,368
Snyders-Lance Inc.	11,158	278,950
Spartan Stores Inc.	5,652	86,532
Spectrum Brands Holdings Inc. (a)	5,790	231,658
Star Scientific Inc. (a)	36,900	127,674
SUPERVALU Inc.	53,800	129,658
Susser Holdings Corp. (a)	2,800	101,276
Synutra International Inc. (a)	4,500	20,790
Tootsie Roll Industries Inc.	5,999	161,853
TreeHouse Foods Inc. (a)	9,067	476,018
United Natural Foods Inc. (a)	12,346	721,624
Universal Corp.	5,905	300,683
USANA Health Sciences Inc. (a)	1,574	73,144
Vector Group Ltd.	13,977	231,878
Village Super Market Inc. Class A	2,128	78,225
WD-40 Co.	4,062	213,819
Weis Markets Inc.	2,796	118,355
Westway Group Inc. (a)	3,100	19,189

		11,033,110

Energy (6.07%)
Abraxas Petroleum Corp. (a)	20,468	47,076
Adams Resources & Energy Inc.	500	15,250
Alon USA Energy Inc.	2,800	38,360
Amyris Inc. (a)	7,682	26,426
Apco Oil and Gas International Inc.	2,300	37,007
Approach Resources Inc. (a)	8,392	252,851
Arch Coal Inc.	53,800	340,554
Basic Energy Services Inc. (a)	7,800	87,516
Berry Petroleum Co.	13,240	537,941
Bill Barrett Corp. (a)	12,174	301,550
Bolt Technology Corp.	2,200	31,636
Bonanza Creek Energy Inc. (a)	2,500	58,900
BPZ Resources Inc. (a)	26,000	74,360
Bristow Group Inc.	9,123	461,168
C&J Energy Services Inc. (a)	11,329	225,447
Cal Dive International Inc. (a)	23,514	35,976
Callon Petroleum Co. (a)	9,694	59,618
Carrizo Oil & Gas Inc. (a)	10,090	252,351
Ceres Inc. (a)	1,500	8,520
Clayton Williams Energy Inc. (a)	1,449	75,189
Clean Energy Fuels Corp. (a)	16,755	220,663
Cloud Peak Energy Inc. (a)	15,587	282,125

	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
Comstock Resources Inc. (a)	12,272	$225,559
Contango Oil & Gas Co. (a)	3,300	162,162
CREDO Petroleum Corp. (a)	1,800	26,082
Crimson Exploration Inc. (a)	5,419	23,139
Crosstex Energy Inc.	10,319	144,776
CVR Energy Inc. (a)	4,115	151,226
Dawson Geophysical Co. (a)	2,000	50,520
Delek US Holdings Inc.	4,300	109,607
Dril-Quip Inc. (a)	10,149	729,510
Emerald Oil Inc. (a)	11,537	9,576
Endeavour International Corp. (a)	9,231	89,264
Energy XXI (Bermuda) Ltd.	19,993	698,755
EPL Oil & Gas Inc. (a)	6,925	140,508
Evolution Petroleum Corp. (a)	3,936	31,803
Exterran Holdings Inc. (a)	16,406	332,714
Forbes Energy Services Ltd. (a)	3,800	13,300
Forest Oil Corp. (a)	29,900	252,655
Forum Energy Technologies Inc. (a)	5,657	137,578
Frontline Ltd.	12,714	48,822
FX Energy Inc. (a)	12,900	96,234
GasLog Ltd. (a)	6,000	69,480
Gastar Exploration Ltd. (a)	14,162	23,509
Gevo Inc. (a)	5,300	11,289
Global Geophysical Services Inc. (a)	4,454	24,542
Goodrich Petroleum Corp. (a)	6,753	85,358
Green Plains Renewable Energy Inc. (a)	6,400	37,504
Gulf Island Fabrication Inc.	3,782	105,404
GulfMark Offshore Inc. Class A (a)	6,799	224,639
Gulfport Energy Corp. (a)	14,077	440,047
Halcon Resources Corp. (a)	28,309	207,505
Hallador Energy Co.	1,737	14,469
Harvest Natural Resources Inc. (a)	9,732	86,809
Heckmann Corp. (a)	33,900	142,380
Helix Energy Solutions Group Inc. (a)	26,794	489,526
Hercules Offshore Inc. (a)	40,157	195,966
Hornbeck Offshore Services Inc. (a)	8,934	327,431
ION Geophysical Corp. (a)	33,913	235,356
Isramco Inc. (a)	272	31,552
Key Energy Services Inc. (a)	38,305	268,135
KiOR Inc. Class A (a)	6,654	61,882
Knightsbridge Tankers Ltd.	6,286	41,173
Kodiak Oil & Gas Corp. (a)	66,809	625,332
Lufkin Industries Inc.	8,464	455,532
Magnum Hunter Resources Corp. (a)	38,179	169,515
Magnum Hunter Resources Corp. Warrants (a) (b)	2,751	0
Matador Resources Co. (a)	3,600	37,404
Matrix Service Co. (a)	6,700	70,819
McMoRan Exploration Co. (a)	25,748	302,539
Midstates Petroleum Company Inc. (a)	6,076	52,557
Miller Energy Resources Inc. (a)	7,630	38,379
Mitcham Industries Inc. (a)	3,269	52,075
Natural Gas Services Group (a)	3,100	46,345
Newpark Resources Inc. (a)	22,457	166,406
Nordic American Tankers Ltd.	13,202	133,076
Northern Oil and Gas Inc. (a)	16,095	273,454

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
Oasis Petroleum Inc. (a)	20,211	$595,618
Overseas Shipholding Group Inc.	5,968	39,389
OYO Geospace Corp. (a)	1,600	195,856
Panhandle Oil & Gas Inc.	1,763	54,071
Parker Drilling Co. (a)	29,921	126,566
PDC Energy Inc. (a)	7,696	243,424
Penn Virginia Corp.	11,134	69,031
Petroquest Energy Inc. (a)	14,265	95,718
PHI Inc. (a)	3,400	106,964
Pioneer Energy Services Corp. (a)	16,064	125,139
Quicksilver Resources Inc. (a)	29,800	121,882
Renewable Energy Group Inc. (a)	1,900	12,635
Rentech Inc. (a)	56,994	140,205
Resolute Energy Corp. (a)	12,343	109,482
REX American Resources Corp. (a)	1,500	27,015
Rex Energy Corp. (a)	11,100	148,185
RigNet Inc. (a)	3,100	57,350
Rosetta Resources Inc. (a)	13,417	642,674
Sanchez Energy Corp. (a)	2,930	59,860
Saratoga Resources Inc. (a)	4,600	25,208
Scorpio Tankers Inc. (a)	9,680	58,080
SemGroup Corp. Class A (a)	10,564	389,283
Ship Finance International Ltd.	11,600	182,352
Solazyme Inc. (a)	8,346	95,812
Stone Energy Corp. (a)	12,574	315,859
Swift Energy Co. (a)	10,920	228,010
Synergy Resources Corp. (a)	10,100	42,117
Targa Resources Corp.	7,364	370,704
Teekay Tankers Ltd. Class A	15,994	59,818
Tesco Corp. (a)	7,523	80,346
TETRA Technologies Inc. (a)	20,000	121,000
TGC Industries Inc. (a)	3,700	26,640
Triangle Petroleum Corp. (a)	10,639	76,175
Union Drilling Inc. (a)	3,600	23,364
Uranerz Energy Corp. (a)	15,943	25,987
Uranium Energy Corp. (a)	21,500	56,115
VAALCO Energy Inc. (a)	14,700	125,685
Vantage Drilling Co. (a)	48,636	89,490
Venoco Inc. (a)	7,279	86,475
W&T Offshore Inc.	8,600	161,508
Warren Resources Inc. (a)	18,346	55,772
Western Refining Inc.	14,481	379,113
Westmoreland Coal Co. (a)	2,467	24,497
Willbros Group Inc. (a)	9,700	52,089
ZaZa Energy Corp. (a)	6,300	18,714

		18,632,940

Financials (20.58%)
1st Source Corp.	3,827	85,227
1st United Bancorp Inc. (a)	8,100	52,245
Acadia Realty Trust	10,990	272,772
Access National Corp.	1,900	25,954
AG Mortgage Investment Trust Inc.	5,738	138,458
Agree Realty Corp.	2,820	71,882
Alexander’s Inc.	519	221,867
Alliance Financial Corp.	1,100	44,231
Alterra Capital Holdings Ltd.	21,785	521,533

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
American Assets Trust Inc.	8,347	$223,616
American Capital Mortgage Investment Corp.	9,165	230,316
American Equity Investment Life Holding Co.	15,342	178,427
American National Bankshares Inc.	2,000	45,180
American Realty Capital Trust Inc.	40,185	471,370
American Safety Insurance Holdings Ltd. (a)	2,176	40,669
Ameris Bancorp (a)	6,127	77,139
Amerisafe Inc. (a)	4,500	122,130
Ames National Corp.	2,200	45,848
AmTrust Financial Services Inc.	6,710	171,910
Anworth Mortgage Asset Corp.	34,743	236,252
Apollo Commercial Real Estate Finance Inc.	4,461	77,354
Apollo Residential Mortgage Inc.	6,220	137,089
Ares Commercial Real Estate Corp.	1,900	32,414
Argo Group International Holdings Ltd.	6,486	210,082
Armour Residential REIT Inc.	75,201	576,040
Arrow Financial Corp.	2,563	64,075
Artio Global Investors Inc.	7,755	23,110
Ashford Hospitality Trust Inc.	13,819	116,080
Associated Estates Realty Corp.	10,800	163,728
Astoria Financial Corp.	22,400	221,312
AV Homes Inc. (a)	2,348	34,844
Baldwin & Lyons Inc.	2,311	55,256
BancFirst Corp.	1,648	70,798
Banco Latinoamericano de Comercio Exterior SA	7,000	154,630
Bancorp Inc., The (a)	7,272	74,683
BancorpSouth Inc.	23,961	353,185
Bank Mutual Corp.	11,919	54,231
Bank of Kentucky Financial Corp., The	1,425	39,530
Bank of Marin Bancorp	1,400	59,514
Bank of the Ozarks Inc.	7,336	252,872
BankFinancial Corp.	5,403	47,492
Banner Corp.	4,765	129,132
Bar Harbor Bankshares	1,000	35,740
BBCN Bancorp Inc. (a)	19,732	248,821
Beneficial Mutual Bancorp Inc. (a)	8,145	77,866
Berkshire Bancorp Inc. (a)	1,100	9,053
Berkshire Hills Bancorp Inc.	5,676	129,867
BGC Partners Inc. Class A	24,901	122,015
BofI Holding Inc. (a)	2,334	60,801
Boston Private Financial Holdings Inc.	20,151	193,248
Bridge Bancorp Inc.	2,185	50,932
Bridge Capital Holdings (a)	2,253	34,831
Brookline Bancorp Inc.	17,892	157,807
Bryn Mawr Bank Corp.	2,800	62,832
BSB Bancorp Inc. (a)	2,100	27,090
C&F Financial Corp.	800	31,480
Calamos Asset Management Inc. Class A	4,651	54,138
California First National Bancorp	800	14,752
Camden National Corp.	2,000	74,080
Campus Crest Communities Inc.	7,610	82,188

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Cape Bancorp Inc. (a)	2,855	$26,723
Capital Bank Financial Corp. Class A (a)	832	14,976
Capital City Bank Group Inc.	2,998	31,899
CapLease Inc.	16,756	86,629
Capstead Mortgage Corp.	23,594	318,283
Cardinal Financial Corp.	7,567	108,208
Cascade Bancorp (a)	1,473	7,777
Cash America International Inc.	7,480	288,504
Cathay General Bancorp	19,946	344,268
Cedar Realty Trust Inc.	15,775	83,292
Center Bancorp Inc.	2,986	35,593
Centerstate Banks Inc.	7,324	65,330
Central Pacific Financial Corp. (a)	5,494	78,564
Century Bancorp Inc. Class A	1,009	32,207
Charter Financial Corp.	1,655	16,136
Chatham Lodging Trust	3,387	47,012
Chemical Financial Corp.	7,056	170,755
Chesapeake Lodging Trust	9,993	198,561
CIFC Corp. (a)	1,677	12,276
Citizens & Northern Corp.	3,100	60,791
Citizens Inc. (a)	10,200	106,998
Citizens Republic Bancorp Inc. (a)	10,120	195,822
City Holding Co.	3,768	135,045
Clifton Savings Bancorp Inc.	2,225	24,475
CNB Financial Corp.	3,000	52,530
CNO Financial Group Inc.	53,807	519,238
CoBiz Financial Inc.	8,474	59,318
Cohen & Steers Inc.	4,634	137,259
Colonial Properties Trust	22,261	468,594
Colony Financial Inc.	10,400	202,592
Columbia Banking System Inc.	9,897	183,490
Community Bank System Inc.	10,036	282,915
Community Trust Bancorp Inc.	3,487	123,911
Consolidated-Tomoka Land Co.	1,042	34,271
Coresite Realty Corp.	5,354	144,237
Cousins Properties Inc.	23,540	186,908
Cowen Group Inc. Class A (a)	22,379	60,423
Crawford & Co. Class B	6,776	33,948
Credit Acceptance Corp. (a)	2,024	173,072
Crescent Financial Bancshares Inc. (a)	1,200	5,460
CreXus Investment Corp.	17,011	183,889
CubeSmart	31,178	401,261
CVB Financial Corp.	22,363	267,014
CYS Investments Inc.	42,086	592,992
DCT Industrial Trust Inc.	62,481	404,252
DFC Global Corp. (a)	11,178	191,703
Diamond Hill Investment Group	700	53,676
DiamondRock Hospitality Co.	47,451	456,953
Dime Community Bancshares	8,169	117,960
Donegal Group Inc.	1,869	26,241
Doral Financial Corp. (a)	31,175	29,326
Duff & Phelps Corp. Class A	8,000	108,880
DuPont Fabros Technology Inc.	15,540	392,385
Dynex Capital Inc.	14,101	151,586
Eagle Bancorp Inc. (a)	4,346	72,665
Eastern Insurance Holdings Inc.	1,700	28,509

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
EastGroup Properties Inc.	7,167	$381,284
Education Realty Trust Inc.	28,564	311,348
eHealth Inc. (a)	5,100	95,727
EMC Insurance Group Inc.	981	20,601
Employers Holdings Inc.	8,100	148,473
Enstar Group Ltd. (a)	2,200	219,230
Enterprise Bancorp Inc.	1,437	24,544
Enterprise Financial Services Corp.	4,776	64,954
Entertainment Properties Trust	11,821	525,207
Epoch Holding Corp.	4,000	92,400
Equity One Inc.	13,795	290,523
ESB Financial Corp.	2,540	35,458
ESSA Bancorp Inc.	2,100	21,819
EverBank Financial Corp.	5,700	78,489
Evercore Partners Inc. Class A	7,300	197,100
Excel Trust Inc.	8,521	97,310
EZCORP Inc. Class A (a)	12,100	277,453
F.N.B. Corp.	35,361	396,397
Farmers National Banc Corp.	4,800	31,008
FBL Financial Group Inc.	2,598	86,254
FBR & Co. (a)	10,000	30,900
Federal Agricultural Mortgage Corp. Class C	2,404	61,879
FelCor Lodging Trust Inc. (a)	32,218	152,713
Fidelity Southern Corp.	2,440	23,082
Financial Engines Inc. (a)	11,712	279,097
Financial Institutions Inc.	3,400	63,376
First American Financial Corp.	26,867	582,208
First Bancorp (North Carolina)	3,703	42,696
First BanCorp (Puerto Rico) (a)	17,800	78,676
First Bancorp Inc.	2,362	41,453
First Busey Corp.	18,979	92,618
First California Financial Group Inc. (a)	5,700	39,672
First Cash Financial Services Inc. (a)	7,314	336,517
First Commonwealth Financial Corp.	26,134	184,245
First Community Bancshares Inc.	3,823	58,339
First Connecticut Bancorp Inc.	4,394	59,363
First Defiance Financial Corp.	2,394	41,320
First Federal Bancshares of Arkansas Inc. (a)	900	8,793
First Financial Bancorp	15,041	254,343
First Financial Bankshares Inc.	7,952	286,511
First Financial Corp. Indiana	2,999	93,989
First Financial Holdings Inc.	4,608	59,858
First Financial Northwest Inc. (a)	4,100	33,005
First Industrial Realty Trust Inc. (a)	24,804	325,925
First Interstate BancSystem Inc.	4,357	65,181
First Marblehead Corp., The (a)	15,400	16,170
First Merchants Corp.	7,206	108,162
First Midwest Bancorp Inc.	19,251	241,600
First of Long Island Corp., The	2,100	64,701
First PacTrust Bancorp Inc.	2,696	33,727
First Potomac Realty Trust	12,989	167,298
FirstMerit Corp.	27,733	408,507
Flagstone Reinsurance Holdings SA.	13,900	119,401
Flushing Financial Corp.	7,597	120,033
FNB United Corp. (a)	2,500	29,700

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Forestar Group Inc. (a)	8,700	$144,942
Fortegra Financial Corp. (a)	1,400	11,102
Fox Chase Bancorp	2,983	46,594
Franklin Financial Corp. (a)	3,432	58,550
Franklin Street Properties Corp.	18,445	204,186
FXCM Inc. Class A	5,262	50,252
Gain Capital Holdings Inc.	3,800	18,734
GAMCO Investors Inc.	1,625	80,844
German American Bancorp Inc.	3,100	74,772
Getty Realty Corp.	6,394	114,772
GFI Group Inc.	18,256	58,054
Glacier Bancorp Inc.	18,344	285,800
Gladstone Commercial Corp.	2,900	52,954
Glimcher Realty Trust	35,386	374,030
Global Indemnity PLC (a)	2,718	59,470
Government Properties Income Trust	9,412	220,241
Gramercy Capital Corp. (a)	11,600	34,916
Great Southern Bancorp Inc.	2,467	76,255
Green Dot Corp. Class A (a)	6,100	74,603
Greenhill & Co. Inc.	7,400	382,950
Greenlight Capital Re Ltd. Class A (a)	7,103	175,799
Guaranty Bancorp (a)	19,300	38,986
Gyrodyne Company of America Inc. (a)	300	32,589
Hallmark Financial Services Inc. (a)	3,700	30,118
Hancock Holding Co.	19,330	598,264
Hanmi Financial Corp. (a)	7,852	100,584
Healthcare Realty Trust Inc.	19,776	455,837
Heartland Financial USA Inc.	3,643	99,345
Heritage Commerce Corp. (a)	5,133	35,623
Heritage Financial Corp.	3,900	58,617
Heritage Financial Group Inc.	2,200	28,908
Heritage Oaks Bancorp (a)	5,100	29,376
Hersha Hospitality Trust	43,539	213,341
HFF Inc. Class A (a)	8,237	122,731
Highwoods Properties Inc.	18,688	609,603
Hilltop Holdings Inc. (a)	10,188	129,489
Hingham Institution for Savings	300	19,329
Home Bancorp Inc. (a)	1,800	32,382
Home Bancshares Inc.	5,658	192,881
Home Federal Bancorp Inc.	4,100	46,412
Home Loan Servicing Solutions Ltd.	7,316	119,031
Homeowners Choice Inc.	1,800	42,300
HomeStreet Inc. (a)	1,100	41,866
HomeTrust Bancshares Inc. (a)	5,339	70,742
Horace Mann Educators Corp.	10,002	181,136
Horizon Bancorp	1,000	28,580
Horizon Technology Finance Corp.	1,600	25,856
Hudson Pacific Properties Inc.	9,068	167,758
Hudson Valley Holding Corp.	3,852	65,677
IBERIABANK Corp.	7,477	342,447
ICG Group Inc. (a)	9,421	95,717
Independence Holding Co.	1,974	19,878
Independent Bank Corp.	5,610	168,805
Infinity Property & Casualty Corp.	2,986	180,325
Inland Real Estate Corp.	19,017	156,890
International Bancshares Corp.	13,450	256,222

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
INTL FCStone Inc. (a)	3,527	$67,225
Invesco Mortgage Capital	29,238	588,561
Investment Technology Group Inc. (a)	9,612	83,624
Investors Bancorp Inc. (a)	11,429	208,465
Investors Real Estate Trust	22,134	183,048
Investors Title Co.	300	19,572
iStar Financial Inc. (a)	21,600	178,848
JMP Group Inc.	3,514	19,292
Kaiser Federal Financial Group Inc.	2,300	34,707
Kansas City Life Insurance Co.	1,057	40,726
KBW Inc.	8,833	145,480
Kearny Financial Corp.	4,106	39,992
Kennedy-Wilson Holdings Inc.	10,895	152,203
Kite Realty Group Trust	14,094	71,879
Knight Capital Group Inc. Class A (a)	45,848	122,873
Ladenburg Thalmann Financial Services Inc. (a)	26,630	35,152
Lakeland Bancorp Inc.	6,840	70,794
Lakeland Financial Corp.	4,232	116,803
LaSalle Hotel Properties	21,663	578,185
Lexington Realty Trust	30,356	293,239
LTC Properties Inc.	7,701	245,277
Maiden Holdings Ltd.	12,700	112,903
MainSource Financial Group Inc.	5,161	66,267
Manning & Napier Inc.	3,577	43,604
MarketAxess Holdings Inc.	9,251	292,332
Marlin Business Services Corp.	2,159	45,792
MB Financial Inc.	13,867	273,873
Meadowbrook Insurance Group Inc.	12,962	99,678
Medical Properties Trust Inc.	34,362	359,083
Mercantile Bank Corp. (a)	2,200	37,708
Merchants Bancshares Inc.	1,308	38,651
Meridian Interstate Bancorp Inc. (a)	2,126	35,079
Metro Bancorp Inc. (a)	3,600	45,612
MetroCorp Bancshares Inc. (a)	4,000	42,360
MGIC Investment Corp. (a)	48,890	74,802
MicroFinancial Inc.	2,200	20,130
Middleburg Financial Corp.	1,400	24,864
MidSouth Bancorp Inc.	1,900	30,761
MidWestOne Financial Group Inc.	1,700	36,618
Mission West Properties Inc.	4,985	43,370
Monmouth Real Estate Investment Corp. Class A	10,200	114,138
Montpelier Re Holdings Ltd.	12,708	281,228
NASB Financial Inc. (a)	1,100	27,324
National Bankshares Inc.	1,700	56,440
National Financial Partners Corp. (a)	10,263	173,445
National Health Investors Inc.	6,201	318,979
National Interstate Corp.	1,513	39,035
National Penn Bancshares Inc.	31,286	285,015
National Western Life Insurance Co.	575	82,369
Nationstar Mortgage Holdings Inc. (a)	4,900	162,582
Navigators Group Inc., The (a)	2,572	126,607
NBT Bancorp Inc.	8,466	186,845
Nelnet Inc. Class A	6,000	142,440
Netspend Holdings Inc. (a)	7,849	77,156
New York Mortgage Trust Inc.	4,400	31,020

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
NewStar Financial Inc. (a)	6,732	$80,717
Nicholas Financial Inc.	2,406	31,061
Northfield Bancorp Inc.	3,732	59,787
Northrim BanCorp Inc.	1,700	34,238
NorthStar Realty Finance Corp.	34,428	218,962
Northwest Bancshares Inc.	24,858	304,013
OceanFirst Financial Corp.	3,900	57,213
Ocwen Financial Corp. (a)	27,194	745,388
Old National Bancorp	25,642	348,988
Omega Healthcare Investors Inc.	26,809	609,369
OmniAmerican Bancorp Inc. (a)	2,705	61,485
One Liberty Properties Inc.	2,747	51,232
OneBeacon Insurance Group Ltd. Class A	6,048	81,285
Oppenheimer Holdings Inc. Class A	2,680	42,746
Oriental Financial Group Inc.	10,396	109,366
Oritani Financial Corp.	11,505	173,150
Pacific Capital Bancorp (a)	994	45,625
Pacific Continental Corp.	4,600	41,078
Pacific Mercantile Bancorp (a)	2,700	17,658
PacWest Bancorp	7,691	179,739
Park National Corp.	2,870	200,957
Park Sterling Corp. (a)	8,746	43,205
Parkway Properties Inc.	4,045	54,082
Peapack-Gladstone Financial Corp.	2,300	37,582
Pebblebrook Hotel Trust	14,490	338,921
Penns Woods Bancorp Inc.	1,057	46,857
Pennsylvania Real Estate Investment Trust	14,250	226,005
PennyMac Mortgage Investment Trust	14,889	347,956
Peoples Bancorp Inc.	2,610	59,743
Peoples Federal Bancshares Inc.	1,600	27,648
PHH Corp. (a)	14,369	292,409
Phoenix Companies Inc., The (a)	1,430	43,858
PICO Holdings Inc. (a)	5,707	130,234
Pinnacle Financial Partners Inc. (a)	8,814	170,286
Piper Jaffray Companies Inc. (a)	4,033	102,640
Platinum Underwriters Holdings Ltd.	8,797	359,533
Potlatch Corp.	10,265	383,603
Preferred Bank (a)	3,000	42,540
Presidential Life Corp.	5,157	71,837
Primerica Inc.	11,882	340,300
PrivateBancorp Inc.	15,304	244,711
Prosperity Bancshares Inc.	12,052	513,656
Provident Financial Holdings Inc.	2,500	35,525
Provident Financial Services Inc.	15,018	237,134
Provident New York Bancorp	8,370	78,762
PS Business Parks Inc.	4,682	312,851
Pzena Investment Management Inc. Class A	2,000	10,420
Radian Group Inc.	33,100	143,654
RAIT Financial Trust	12,721	66,785
Ramco-Gershenson Properties Trust	11,356	142,291
Redwood Trust Inc.	19,754	285,643
Regional Management Corp. (a)	1,200	20,700
Renasant Corp.	6,616	129,707
Republic Bancorp Inc. Class A	2,619	57,487

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Resource America Inc. Class A	3,100	$21,204
Resource Capital Corp.	25,104	147,612
Retail Opportunity Investments Corp.	12,458	160,334
RLI Corp.	5,338	355,831
RLJ Lodging Trust	27,037	511,270
Rockville Financial Inc.	7,268	89,033
Roma Financial Corp.	2,006	17,853
Rouse Properties Inc.	5,600	80,360
S&T Bancorp Inc.	7,362	129,645
Sabra Health Care REIT Inc.	9,484	189,775
Safeguard Scientifics Inc. (a)	5,216	81,839
Safety Insurance Group Inc.	3,164	145,164
Sandy Spring Bancorp Inc.	5,994	115,384
Saul Centers Inc.	1,848	82,051
SCBT Financial Corp.	3,813	153,588
SeaBright Holdings Inc.	5,400	59,400
Seacoast Banking Corporation of Florida (a)	17,806	28,312
Select Income REIT	2,300	56,626
Selective Insurance Group Inc.	13,911	264,170
SI Financial Group Inc.	2,700	31,644
Sierra Bancorp	2,800	34,328
Simmons First National Corp.	4,216	102,681
Southside Bancshares Inc.	4,261	92,932
Southwest Bancorp Inc. (a)	5,055	54,847
Sovran Self Storage Inc.	7,344	424,850
STAG Industrial Inc.	7,866	127,901
Starwood Property Trust Inc.	29,429	684,813
State Auto Financial Corp.	3,558	58,316
State Bank Financial Corp.	7,798	128,589
StellarOne Corp.	5,700	75,012
Sterling Bancorp NY	8,008	79,439
Sterling Financial Corp.	6,595	146,871
Stewart Information Services Corp.	4,491	90,449
Stifel Financial Corp. (a)	13,656	458,842
Strategic Hotels & Resorts Inc. (a)	45,889	275,793
Suffolk Bancorp (a)	2,423	35,521
Summit Hotel Properties Inc.	7,730	66,014
Sun Bancorp Inc. (a)	9,204	31,017
Sun Communities Inc.	7,502	330,988
Sunstone Hotel Investors Inc. (a)	34,537	379,907
Susquehanna Bancshares Inc.	47,571	497,593
SWS Group Inc. (a)	6,997	42,752
SY Bancorp Inc.	3,167	74,931
Symetra Financial Corp.	19,697	242,273
Taylor Capital Group Inc. (a)	4,333	74,181
TCP Capital Corp.	1,500	23,940
Tejon Ranch Co. (a)	3,236	97,209
Terreno Realty Corp.	3,351	52,946
Territorial Bancorp Inc.	2,685	61,621
Texas Capital Bancshares Inc. (a)	10,137	503,910
Thomas Properties Group Inc.	8,200	47,724
Tompkins Financial Corp.	2,346	95,060
Tower Group Inc.	8,834	171,291
TowneBank	6,680	102,404
Tree.com Inc. (a)	1,500	23,505

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Trico Bancshares	4,092	$67,641
Trustco Bank Corp. NY	23,277	133,144
Trustmark Corp.	16,401	399,200
Two Harbors Investment Corp.	70,566	829,150
UMB Financial Corp.	8,135	396,012
UMH Properties Inc.	3,500	41,895
Umpqua Holdings Corp.	28,509	367,481
Union First Market Bankshares Corp.	5,263	81,892
United Bankshares Inc.	12,668	315,560
United Community Banks Inc. (a)	10,243	85,939
United Financial Bancorp Inc.	4,093	59,226
United Fire Group Inc.	4,992	125,399
Universal Health Realty Income Trust	3,005	138,170
Universal Insurance Holdings Inc.	5,400	20,790
Univest Corp. of Pennsylvania	4,199	75,582
Urstadt Biddle Properties Inc.	5,704	115,392
ViewPoint Financial Group Inc.	8,580	164,479
Virginia Commerce Bancorp (a)	7,086	62,002
Virtus Investment Partners Inc. (a)	1,530	131,580
Walker & Dunlop Inc. (a)	2,629	40,408
Walter Investment Management Corp. (a)	7,260	268,693
Washington Banking Co.	4,110	58,239
Washington Real Estate Investment Trust	16,790	450,308
Washington Trust Bancorp Inc.	3,556	93,416
Waterstone Financial Inc. (a)	1,900	9,861
Webster Financial Corp.	18,304	433,805
WesBanco Inc.	5,787	119,849
West Bancorporation	3,700	44,585
West Coast Bancorp (a)	4,742	106,790
Westamerica Bancorporation	7,092	333,679
Western Alliance Bancorp (a)	17,600	179,520
Western Asset Mortgage Capital Corp.	2,000	44,400
Westfield Financial Inc.	6,860	51,381
Westwood Holdings Group Inc.	1,771	69,087
Whitestone REIT Class B	2,629	34,703
Wilshire Bancorp Inc. (a)	15,870	99,981
Winthrop Realty Trust	7,105	76,592
Wintrust Financial Corp.	9,208	345,945
WisdomTree Investments Inc. (a)	14,856	99,535
World Acceptance Corp. (a)	2,781	187,578
WSFS Financial Corp.	1,935	79,872
Zillow Inc. (a)	809	34,124

		63,168,809

Health Care (13.28%)
Abaxis Inc. (a)	5,421	194,722
Abiomed Inc. (a)	8,501	178,436
Acadia Healthcare Company Inc. (a)	5,800	138,330
Accretive Health Inc. (a)	14,225	158,751
Accuray Inc. (a)	18,144	128,460
Achillion Pharmaceuticals Inc. (a)	14,999	156,140
Acorda Therapeutics Inc. (a)	10,144	259,788
Acura Pharmaceuticals Inc. (a)	4,200	7,308
Aegerion Pharmaceuticals Inc. (a)	5,498	81,480

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Affymax Inc. (a)	9,127	$192,215
Affymetrix Inc. (a)	18,600	80,538
Agenus Inc. (a)	5,800	26,738
Air Methods Corp. (a)	3,200	381,984
Akorn Inc. (a)	14,376	190,051
Align Technology Inc. (a)	18,239	674,296
Alkermes PLC (a)	31,017	643,603
Allos Therapeutics Inc. Contingent Value Rights (a) (b)	20,300	0
Almost Family Inc. (a)	2,200	46,816
Alnylam Pharmaceuticals Inc. (a)	11,703	219,899
Alphatec Holdings Inc. (a)	12,600	20,790
AMAG Pharmaceuticals Inc. (a)	5,282	93,703
Amedisys Inc. (a)	7,888	108,933
Amicus Therapeutics Inc. (a)	7,678	39,926
AMN Healthcare Services Inc. (a)	10,188	102,491
Ampio Pharmaceuticals Inc. (a)	4,914	19,165
Amsurg Corp. (a)	8,004	227,154
Anacor Pharmaceuticals Inc. (a)	4,317	28,406
Analogic Corp.	3,106	242,796
Angiodynamics Inc. (a)	6,300	76,860
Anika Therapeutics Inc. (a)	3,000	45,060
Antares Pharma Inc. (a)	23,677	103,232
Arena Pharmaceuticals Inc. (a)	54,797	455,911
ArQule Inc. (a)	15,335	78,362
Array Biopharma Inc. (a)	22,878	134,065
ArthroCare Corp. (a)	7,015	227,286
Assisted Living Concepts Inc. Class A	4,680	35,708
Astex Pharmaceuticals Inc. (a)	23,600	72,452
athenahealth Inc. (a)	9,031	828,775
AtriCure Inc. (a)	3,468	25,802
Atrion Corp.	400	88,600
Auxilium Pharmaceuticals Inc. (a)	12,281	300,393
AVANIR Pharmaceuticals Inc. Class A (a)	35,100	112,320
Aveo Pharmaceuticals Inc. (a)	9,810	102,122
BG Medicine Inc. (a)	2,900	10,672
BioCryst Pharmaceuticals Inc. (a)	12,480	52,915
BioDelivery Sciences International Inc. (a)	5,400	34,128
Bio-Reference Laboratories Inc. (a)	6,286	179,654
BioScrip Inc. (a)	11,154	101,613
BioSpecifics Technologies Corp. (a)	1,393	27,052
BioTime Inc. (a)	8,436	35,431
Cadence Pharmaceuticals Inc. (a)	15,320	60,054
Cambrex Corp. (a)	7,481	87,752
Cantel Medical Corp.	5,400	146,232
Capital Senior Living Corp. (a)	7,200	104,184
Cardiovascular Systems Inc. (a)	4,270	49,361
Celldex Therapeutics Inc. (a)	15,655	98,626
Cempra Inc. (a)	1,000	7,450
Centene Corp. (a)	13,009	486,667
Cepheid Inc. (a)	16,584	572,314
Cerus Corp. (a)	14,340	48,756
Chemed Corp.	4,924	341,184
ChemoCentryx Inc. (a)	1,200	13,956

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Chindex International Inc. (a)	2,800	$28,924
Clovis Oncology Inc. (a)	3,434	70,225
Codexis Inc. (a)	5,958	18,053
Computer Programs & Systems Inc.	2,784	154,651
Conceptus Inc. (a)	7,800	158,418
Conmed Corp.	7,329	208,876
Corcept Therapeutics Inc. (a)	11,830	33,006
Cornerstone Therapeutics Inc. (a)	1,800	9,234
Coronado Biosciences Inc. (a)	3,400	17,680
Corvel Corp. (a)	1,539	68,870
Cross Country Healthcare Inc. (a)	6,689	31,572
CryoLife Inc.	6,832	45,911
Cubist Pharmaceuticals Inc. (a)	16,005	763,118
Cumberland Pharmaceuticals Inc. (a)	3,000	19,380
Curis Inc. (a)	19,387	80,262
Cyberonics Inc. (a)	6,976	365,682
Cynosure Inc. Class A (a)	2,500	65,950
Cytori Therapeutics Inc. (a)	14,800	65,268
Dendreon Corp. (a)	39,000	188,370
DepoMed Inc. (a)	14,200	83,922
Derma Sciences Inc. (a)	2,400	24,912
Dexcom Inc. (a)	17,401	261,537
Discovery Laboratories Inc. (a)	11,000	36,080
Durata Therapeutics Inc. (a)	2,178	20,473
DUSA Pharmaceuticals Inc. (a)	6,020	40,876
Dyax Corp. (a)	25,477	66,240
Dynavax Technologies Corp. (a)	44,747	212,996
Emergent Biosolutions Inc. (a)	6,600	93,786
Emeritus Corp. (a)	7,900	165,426
Endocyte Inc. (a)	7,478	74,556
Endologix Inc. (a)	14,029	193,881
Ensign Group Inc., The	4,400	134,662
EnteroMedics Inc. (a)	6,400	23,360
Enzon Pharmaceuticals Inc. (a)	10,715	74,576
ePocrates Inc. (a)	4,765	55,512
Exact Sciences Corp. (a)	14,794	162,882
Exactech Inc. (a)	2,200	39,226
ExamWorks Group Inc. (a)	7,392	110,289
Exelixis Inc. (a)	46,323	223,277
Five Star Quality Care Inc. (a)	10,281	52,536
Fluidigm Corp. (a)	5,194	88,298
Furiex Pharmaceuticals Inc. (a)	1,878	35,832
Genomic Health Inc. (a)	4,000	138,760
Gentiva Health Services Inc. (a)	7,626	86,326
Geron Corp. (a)	32,073	54,524
Globus Medical Inc. Class A (a)	2,417	43,579
Greatbatch Inc. (a)	5,856	142,476
Greenway Medical Technologies Inc. (a)	1,900	32,490
GTx Inc. (a)	6,425	29,426
Haemonetics Corp. (a)	6,402	513,440
Halozyme Therapeutics Inc. (a)	22,740	171,914
Hanger Inc. (a)	8,600	245,358
Hansen Medical Inc. (a)	14,015	27,329
Harvard Bioscience Inc. (a)	5,592	23,654
Healthsouth Corp. (a)	24,176	581,675
HealthStream Inc. (a)	4,982	141,788

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Healthways Inc. (a)	8,570	$100,355
HeartWare International Inc. (a)	3,585	338,747
Hi-Tech Pharmacal Co. Inc. (a)	2,600	86,086
HMS Holdings Corp. (a)	21,800	728,774
Horizon Pharma Inc. (a)	5,400	18,738
ICU Medical Inc. (a)	3,132	189,423
Idenix Pharmaceuticals Inc. (a)	18,951	86,606
ImmunoCellular Therapeutics Ltd. (a)	10,100	28,381
ImmunoGen Inc. (a)	19,593	286,058
Immunomedics Inc. (a)	16,385	57,511
Impax Laboratories Inc. (a)	17,000	441,320
Infinity Pharmaceuticals Inc. (a)	5,000	117,750
Insulet Corp. (a)	12,065	260,363
Integra LifeSciences Holdings Corp. (a)	5,027	206,610
InterMune Inc. (a)	16,536	148,328
Invacare Corp.	8,104	114,591
IPC The Hospitalist Co. (a)	4,300	196,510
IRIS International Inc. (a)	4,000	78,080
Ironwood Pharmaceuticals Inc. (a)	19,078	243,817
Isis Pharmaceuticals Inc. (a)	25,392	357,265
Jazz Pharmaceuticals PLC (a)	10,494	598,263
Keryx Biopharmaceuticals Inc. (a)	16,978	47,878
Kindred Healthcare Inc. (a)	13,637	155,189
Landauer Inc.	2,380	142,134
Lannett Company Inc. (a)	4,000	19,320
Lexicon Pharmaceuticals Inc. (a)	50,300	116,696
LHC Group Inc. (a)	3,900	72,033
Ligand Pharmaceuticals Inc. Class B (a)	4,216	72,304
Luminex Corp. (a)	10,514	204,392
Magellan Health Services Inc. (a)	6,991	360,806
MAKO Surgical Corp. (a)	9,147	159,249
MannKind Corp. (a)	28,513	82,117
MAP Pharmaceuticals Inc. (a)	6,328	98,527
Masimo Corp. (a)	12,625	305,272
Maxygen Inc.	7,579	20,009
MedAssets Inc. (a)	14,808	263,582
Medicines Co., The (a)	13,910	359,017
Medicis Pharmaceutical Corp. Class A	14,563	630,141
Medidata Solutions Inc. (a)	5,628	233,562
Mediware Information Systems Inc. (a)	900	19,719
Merge Healthcare Inc. (a)	16,100	61,663
Meridian Bioscience Inc.	10,600	203,308
Merit Medical Systems Inc. (a)	10,396	155,212
Merrimack Pharmaceuticals Inc. (a)	3,900	36,582
Metropolitan Health Networks Inc. (a)	11,585	108,204
Molina Healthcare Inc. (a)	7,543	189,706
Momenta Pharmaceuticals Inc. (a)	11,911	173,543
MWI Veterinary Supply Inc. (a)	3,200	341,376
National Healthcare Corp.	2,773	132,383
National Research Corp.	600	30,162
Natus Medical Inc. (a)	7,200	94,104
Navidea Biopharmaceuticals Inc. (a)	24,500	67,375
Nektar Therapeutics (a)	29,108	310,873
Neogen Corp. (a)	5,984	255,517
Neurocrine Biosciences Inc. (a)	16,738	133,569
NewLink Genetics Corp. (a)	3,200	51,936

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Novavax Inc. (a)	29,403	$63,510
NPS Pharmaceuticals Inc. (a)	22,215	205,489
NuVasive Inc. (a)	10,898	249,673
NxStage Medical Inc. (a)	12,519	165,376
Obagi Medical Products Inc. (a)	4,900	60,809
Omeros Corp. (a)	5,700	53,580
Omnicell Inc. (a)	8,600	119,540
OncoGenex Pharmaceutical Inc. (a)	3,596	50,955
Oncothyreon Inc. (a)	14,443	74,237
Opko Health Inc. (a)	26,910	112,484
Optimer Pharmaceuticals Inc. (a)	12,000	169,440
OraSure Technologies Inc. (a)	12,175	135,386
Orexigen Therapeutics Inc. (a)	15,244	87,043
Orthofix International NV (a)	4,700	210,325
Osiris Therapeutics Inc. (a)	4,300	47,515
Owens & Minor Inc.	16,028	478,917
Pacific Biosciences of California Inc. (a)	8,369	15,315
Pacira Pharmaceuticals Inc. (a)	4,716	82,058
Pain Therapeutics Inc. (a)	8,959	45,243
Palomar Medical Technologies Inc. (a)	5,224	49,315
Par Pharmaceutical Companies Inc. (a)	9,321	465,864
Parexel International Corp. (a)	15,134	465,522
PDI Inc. (a)	2,500	19,925
PDL BioPharma Inc.	35,815	275,417
Pernix Therapeutics Holdings Inc. (a)	2,311	17,217
Pharmacyclics Inc. (a)	13,793	889,648
PharMerica Corp. (a)	7,418	93,912
PhotoMedex Inc. (a)	3,300	46,398
Pozen Inc. (a)	6,699	44,414
Progenics Pharmaceuticals Inc. (a)	7,669	22,010
Providence Service Corp. (a)	3,399	44,153
PSS World Medical Inc. (a)	12,654	288,258
Quality Systems Inc.	10,052	186,465
Questcor Pharmaceuticals Inc. (a)	13,600	251,600
Quidel Corp. (a)	7,000	132,510
Raptor Pharmaceutical Corp. (a)	12,905	71,752
Repligen Corp. (a)	7,700	45,892
Repros Therapeutics Inc. (a)	3,800	57,874
Rigel Pharmaceuticals Inc. (a)	18,066	185,176
Rochester Medical Corp. (a)	2,700	31,887
Rockwell Medical Inc. (a)	5,256	42,942
RTI Biologics Inc. (a)	13,700	57,129
Sagent Pharmaceuticals Inc. (a)	2,339	37,307
Sangamo BioSciences Inc. (a)	12,900	78,432
Santarus Inc. (a)	14,300	126,984
SciClone Pharmaceuticals Inc. (a)	14,400	79,920
Seattle Genetics Inc. (a)	24,148	650,789
Select Medical Holdings Corp. (a)	8,834	99,206
Sequenom Inc. (a)	28,414	100,301
SIGA Technologies Inc. (a)	8,400	26,880
Skilled Healthcare Group Inc. Class A (a)	5,000	32,150
Solta Medical Inc. (a)	14,830	46,566
Spectranetics Corp. (a)	8,400	123,900
Spectrum Pharmaceuticals Inc. (a)	15,028	175,828
STAAR Surgical Co. (a)	9,524	72,001

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
STERIS Corp.	14,631	$518,962
Sucampo Pharmaceuticals Inc.
Class A (a)	2,600	13,078
Sun Healthcare Group Inc. (a)	6,215	52,610
Sunesis Pharmaceuticals Inc. (a)	6,910	39,042
Sunrise Senior Living Inc. (a)	14,264	203,547
Supernus Pharmaceuticals Inc. (a)	1,400	16,170
SurModics Inc. (a)	4,000	80,880
Symmetry Medical Inc. (a)	9,208	91,067
Synageva BioPharma Corp. (a)	2,300	122,889
Synergy Pharmaceuticals Inc. (a)	10,400	49,712
Synta Pharmaceuticals Corp. (a)	9,400	71,628
Targacept Inc. (a)	6,778	33,144
Team Health Holdings Inc. (a)	7,167	194,441
Theravance Inc. (a)	15,400	399,014
Threshold Pharmaceuticals Inc. (a)	11,400	82,536
Tornier NV (a)	3,802	72,048
Transcept Pharmaceuticals Inc. (a)	3,190	16,939
Triple-S Management Corp. Class B (a)	5,000	104,500
Trius Therapeutics Inc. (a)	6,261	36,502
U.S. Physical Therapy Inc.	2,900	80,127
Unilife Corp. (a)	18,794	58,637
Universal American Corp. (a)	9,556	88,297
Utah Medical Products Inc.	800	27,192
Vanda Pharmaceuticals Inc. (a)	6,800	27,404
Vanguard Health Systems Inc. (a)	8,400	103,908
Vascular Solutions Inc. (a)	4,400	65,164
Ventrus Biosciences Inc. (a)	3,200	11,456
Verastem Inc. (a)	1,500	14,085
Vical Inc. (a)	18,663	80,624
ViroPharma Inc. (a)	17,583	531,358
VIVUS Inc. (a)	25,261	450,151
Vocera Communications Inc. (a)	1,700	52,547
Volcano Corp. (a)	13,500	385,695
WellCare Health Plans Inc. (a)	10,877	615,094
West Pharmaceutical Services Inc.	8,614	457,145
Wright Medical Group Inc. (a)	10,045	222,095
Xenoport Inc. (a)	8,722	99,954
XOMA Corp. (a)	17,300	63,837
Young Innovations Inc.	1,300	50,830
Zeltiq Aesthetics Inc. (a)	4,300	24,252
ZIOPHARM Oncology Inc. (a)	16,491	89,876
Zogenix Inc. (a)	9,504	25,285

		40,766,389

Industrials (14.62%)
A.T. Cross Co. Class A (a)	2,338	23,310
A123 Systems Inc. (a)	27,174	6,794
Aaon Inc.	4,645	91,447
AAR Corp.	10,403	170,817
ABM Industries Inc.	13,635	258,111
Acacia Research Corp. (a)	12,552	344,050
ACCO Brands Corp. (a)	28,622	185,757
Accuride Corp. (a)	12,047	56,139
Aceto Corp.	6,964	65,810
Acorn Energy Inc.	4,500	40,140

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Actuant Corp. Class A	18,393	$526,408
Acuity Brands Inc.	10,713	678,026
Advisory Board Co., The (a)	8,656	414,016
Aegion Corp. (a)	9,956	190,757
Aerovironment Inc. (a)	4,404	103,362
Air Transport Services Group Inc. (a)	13,100	57,640
Aircastle Ltd.	14,800	167,684
Alamo Group Inc.	1,685	56,919
Alaska Air Group Inc. (a)	18,034	632,272
Albany International Corp. Class A	6,951	152,713
Allegiant Travel Co. (a)	3,810	241,402
Altra Holdings Inc.	7,000	127,400
AMERCO	2,188	232,716
Ameresco Inc. Class A (a)	5,100	60,231
American Railcar Industries Inc. (a)	2,509	71,105
American Reprographics Co. (a)	9,321	39,801
American Science & Engineering Inc.	2,281	149,656
American Superconductor Corp. (a)	9,196	38,163
American Woodmark Corp. (a)	2,433	48,587
Ampco-Pittsburgh Corp.	2,200	40,590
AO Smith Corp.	9,793	563,489
API Technologies Corp. (a)	8,300	23,821
Apogee Enterprises Inc.	7,136	140,008
Applied Industrial Technologies Inc.	10,649	441,188
Argan Inc.	2,500	43,625
Arkansas Best Corp.	6,390	50,609
Asset Acceptance Capital Corp. (a)	4,000	29,840
ASTA Funding Inc.	2,800	26,292
Astec Industries Inc. (a)	5,114	161,654
Astronics Corp. (a)	2,640	81,312
Atlas Air Worldwide Holdings Inc. (a)	6,743	348,141
Avis Budget Group Inc. (a)	26,900	413,722
AZZ Inc.	6,400	243,072
Barnes Group Inc.	13,744	343,737
Barrett Business Services Inc.	1,800	48,780
Beacon Roofing Supply Inc. (a)	11,785	335,872
Belden Inc.	11,473	423,124
Blount International Inc. (a)	12,494	164,421
BlueLinx Holdings Inc. (a)	6,100	14,274
Brady Corp.	12,413	363,453
Briggs & Stratton Corp.	12,180	227,401
Brink’s Co., The	11,999	308,254
Builders FirstSource Inc. (a)	12,105	62,825
CAI International Inc. (a)	3,400	69,768
Capstone Turbine Corp. (a)	75,737	75,737
Cascade Corp.	2,262	123,822
Casella Waste Systems Inc. Class A (a)	6,114	26,168
CBIZ Inc. (a)	9,736	58,611
CDI Corp.	3,486	59,367
CECO Environmental Corp.	1,800	17,586
Celadon Group Inc.	5,200	83,564
Cenveo Inc. (a)	13,671	31,307
Ceradyne Inc.	6,220	151,955
Chart Industries Inc. (a)	7,600	561,260
CIRCOR International Inc.	4,321	163,118
Clarcor Inc.	12,713	567,381
Coleman Cable Inc.	2,070	19,955

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Columbus McKinnon Corp. (a)	5,100	$77,061
Comfort Systems USA Inc.	9,173	100,261
Commercial Vehicle Group Inc. (a)	6,196	45,541
Consolidated Graphics Inc. (a)	2,101	54,815
Corporate Executive Board Co., The	8,500	455,855
Courier Corp.	2,501	30,562
CPI Aerostructures Inc. (a)	1,400	15,176
CRA International Inc. (a)	2,815	48,643
Cubic Corp.	3,965	198,488
Curtiss-Wright Corp.	11,878	388,411
Deluxe Corp.	12,900	394,224
DigitalGlobe Inc. (a)	9,187	187,323
Dolan Co., The (a)	7,800	41,964
Dollar Thrifty Automotive Group Inc. (a)	7,112	618,246
Douglas Dynamics Inc.	5,610	82,972
DXP Enterprises Inc. (a)	2,300	109,871
Dycom Industries Inc. (a)	8,333	119,829
Dynamic Materials Corp.	3,254	48,875
Eastern Co., The	1,600	29,984
Echo Global Logistics Inc. (a)	3,700	63,455
Edgen Group Inc. (a)	3,800	29,450
EMCOR Group Inc.	16,956	483,924
Encore Capital Group Inc. (a)	5,500	155,430
Encore Wire Corp.	4,695	137,376
Energy Recovery Inc. (a)	11,500	34,040
EnergySolutions Inc. (a)	19,700	53,781
EnerNOC Inc. (a)	6,730	87,355
EnerSys (a)	12,185	430,009
Ennis Inc.	6,632	108,831
Enphase Energy Inc. (a)	2,000	8,280
EnPro Industries Inc. (a)	5,248	188,980
ESCO Technologies Inc.	6,810	264,568
Esterline Technologies Corp. (a)	7,789	437,274
Exponent Inc. (a)	3,429	195,762
Federal Signal Corp. (a)	15,434	97,543
Flow International Corp. (a)	12,300	45,510
Forward Air Corp.	7,408	225,277
Franklin Covey Co. (a)	3,800	45,600
Franklin Electric Co. Inc.	5,898	356,770
Freightcar America Inc.	3,060	54,437
FTI Consulting Inc. (a)	10,682	284,996
FuelCell Energy Inc. (a)	40,110	35,297
Furmanite Corp. (a)	9,400	53,392
G&K Services Inc. Class A	4,780	149,662
Genco Shipping & Trading Ltd. (a)	6,894	25,370
GenCorp Inc. (a)	15,226	144,495
Generac Holdings Inc.	6,390	146,267
Genesee & Wyoming Inc. Class A (a)	11,187	747,963
Geo Group Inc., The	15,620	432,205
GeoEye Inc. (a)	3,800	100,434
Gibraltar Industries Inc. (a)	7,982	102,329
Global Power Equipment Group Inc.	4,373	80,857
Gorman-Rupp Co., The	3,933	106,191
GP Strategies Corp. (a)	3,800	73,416
Graham Corp.	2,700	48,789
Granite Construction Inc.	9,853	282,978
Great Lakes Dredge & Dock Co.	14,800	113,960

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Greenbrier Companies Inc. (a)	5,834	$94,161
Griffon Corp.	11,936	122,941
H&E Equipment Services Inc.	7,500	90,900
Hardinge Inc.	3,000	30,750
Hawaiian Holdings Inc. (a)	13,000	72,670
Healthcare Services Group Inc.	17,047	389,865
Heartland Express Inc.	12,376	165,343
Heico Corp.	13,353	516,628
Heidrick & Struggles International Inc.	4,712	60,031
Heritage-Crystal Clean Inc. (a)	1,967	39,045
Herman Miller Inc.	14,800	287,712
Hexcel Corp. (a)	25,232	606,073
Hill International Inc. (a)	5,992	26,125
HNI Corp.	11,547	294,564
Houston Wire & Cable Co.	4,500	48,420
Hub Group Inc. (a)	9,350	277,508
Hudson Global Inc. (a)	8,166	36,420
Hurco Companies Inc. (a)	1,569	35,899
Huron Consulting Group Inc. (a)	5,790	201,608
ICF International Inc. (a)	4,900	98,490
II-VI Inc. (a)	13,296	252,890
Innerworkings Inc. (a)	8,052	104,837
Insperity Inc.	5,699	143,786
Insteel Industries Inc.	4,500	52,785
Interface Inc.	14,905	196,895
International Shipholding Corp.	1,333	22,488
Intersections Inc.	2,270	23,926
Jetblue Airways Corp. (a)	58,835	281,820
John Bean Technologies Corp.	7,500	122,475
Kadant Inc. (a)	2,858	66,277
Kaman Corp.	6,746	241,912
Kaydon Corp.	7,985	178,385
Kelly Services Inc. Class A	6,716	84,622
Keyw Holding Corp., The (a)	4,611	57,638
Kforce Inc. (a)	7,326	86,374
Kimball International Inc. Class B	7,983	97,552
Knight Transportation Inc.	14,596	208,723
Knoll Inc.	12,244	170,804
Korn/Ferry International (a)	12,233	187,532
Kratos Defense & Security Solutions Inc. (a)	10,224	59,708
L.B. Foster Co. Class A	2,336	75,546
Layne Christensen Co. (a)	4,986	97,775
Lindsay Corp.	3,198	230,160
LMI Aerospace Inc. (a)	2,200	44,968
LSI Industries Inc.	4,647	31,321
Lydall Inc. (a)	4,190	59,037
Marten Transport Ltd.	3,865	67,908
MasTec Inc. (a)	14,781	291,186
McGrath Rentcorp	6,340	165,411
Meritor Inc. (a)	24,715	104,792
Metalico Inc. (a)	9,899	25,341
Met-Pro Corp.	3,800	34,010
Michael Baker Corp. (a)	2,300	54,878
Middleby Corp. (a)	4,693	542,699
Miller Industries Inc.	2,600	41,730
Mine Safety Appliances Co.	7,018	261,561

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Mistras Group Inc. (a)	3,962	$91,918
Mobile Mini Inc. (a)	9,747	162,872
Moog Inc. Class A (a)	11,440	433,233
Mueller Industries Inc.	6,811	309,696
Mueller Water Products Inc.	38,803	190,135
Multi-Color Corp.	3,473	80,435
MYR Group Inc. (a)	5,000	99,750
National Presto Industries Inc.	1,218	88,768
Navigant Consulting Inc. (a)	12,948	143,075
NCI Building Systems Inc. (a)	4,654	46,680
NL Industries Inc.	1,843	21,176
NN Inc. (a)	4,117	34,953
Nortek Inc. (a)	1,989	108,858
Northwest Pipe Co. (a)	2,400	59,160
Odyssey Marine Exploration Inc. (a)	19,131	60,454
Old Dominion Freight Line Inc. (a)	18,018	543,423
Omega Flex Inc. (a)	600	6,366
On Assignment Inc. (a)	10,900	217,128
Orbital Sciences Corp. (a)	14,729	214,454
Orion Marine Group Inc. (a)	6,764	50,257
Pacer International Inc. (a)	8,370	33,313
Park-Ohio Holdings Corp. (a)	2,366	51,271
Patrick Industries Inc. (a)	1,000	15,470
Patriot Transportation Holding Inc. (a)	1,500	41,820
Pendrell Corp. (a)	37,246	42,088
PGT Inc. (a)	4,900	16,072
Pike Electric Corp. (a)	4,100	32,595
PMFG Inc. (a)	5,100	41,259
Portfolio Recovery Associates Inc. (a)	4,366	455,941
Powell Industries Inc. (a)	2,355	91,068
Preformed Line Products Co.	600	32,586
Primoris Services Corp.	7,664	100,015
Proto Labs Inc. (a)	1,308	44,237
Quad Graphics Inc.	6,240	105,830
Quality Distribution Inc. (a)	5,376	49,728
Quanex Building Products Corp.	9,241	174,100
RailAmerica Inc. (a)	4,797	131,774
Rand Logistics Inc. (a)	4,500	33,885
Raven Industries Inc.	9,184	270,285
RBC Bearings Inc. (a)	5,700	274,170
Republic Airways Holdings Inc. (a)	12,932	59,875
Resources Connection Inc.	10,664	139,805
Rexnord Corp. (a)	7,272	132,496
Roadrunner Transportation Systems Inc. (a)	3,231	52,278
Robbins & Myers Inc.	9,825	585,570
RPX Corp. (a)	5,366	60,153
Rush Enterprises Inc. Class A (a)	8,568	165,020
Saia Inc. (a)	4,135	83,279
Sauer-Danfoss Inc.	3,039	122,198
Schawk Inc.	2,782	36,305
Seaboard Corp. (a)	78	176,290
SeaCube Container Leasing Ltd.	2,905	54,469
SIFCO Industries Inc.	600	10,920
Simpson Manufacturing Co. Inc.	10,257	293,555
SkyWest Inc.	13,121	135,540
Spirit Airlines Inc. (a)	10,455	178,571

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Standard Parking Corp. (a)	3,900	$87,477
Standex International Corp.	3,127	138,995
Steelcase Inc.	19,300	190,105
Sterling Construction Company Inc. (a)	4,300	42,914
Sun Hydraulics Corp.	5,100	135,507
Swift Transportation Co. (a)	20,261	174,650
Swisher Hygiene Inc. (a)	28,533	39,376
Sykes Enterprises Inc. (a)	9,935	133,526
Sypris Solutions Inc.	2,700	19,278
TAL International Group Inc.	7,400	251,452
Taser International Inc. (a)	14,092	84,975
Team Inc. (a)	5,000	159,250
Teledyne Technologies Inc. (a)	9,313	590,351
Tennant Co.	4,771	204,294
Tetra Tech Inc. (a)	16,021	420,711
Textainer Group Holdings Ltd.	3,100	94,705
Thermon Group Holdings Inc. (a)	3,724	93,063
Titan International Inc.	10,685	188,697
Titan Machinery Inc. (a)	4,300	87,204
TMS International Corp. Class A (a)	3,198	31,660
TRC Companies Inc. (a)	4,335	32,599
Trex Co. Inc. (a)	3,534	120,580
TriMas Corp. (a)	8,131	196,038
TrueBlue Inc. (a)	10,410	163,645
Tutor Perini Corp. (a)	9,073	103,795
Twin Disc Inc.	2,052	36,731
UniFirst Corp.	3,675	245,453
United Stationers Inc.	10,308	268,214
Universal Forest Products Inc.	4,910	203,961
Universal Truckload Services Inc.	1,400	22,358
US Airways Group Inc. (a)	41,031	429,184
US Ecology Inc.	4,558	98,362
USG Corp. (a)	18,722	410,948
Viad Corp.	5,162	107,679
Vicor Corp. (a)	4,808	32,069
VSE Corp.	1,100	26,939
Wabash National Corp. (a)	17,843	127,221
WageWorks Inc. (a)	1,600	27,920
Watsco Inc.	7,468	566,000
Watts Water Technologies Inc.	7,551	285,654
Werner Enterprises Inc.	11,226	239,900
Wesco Aircraft Holdings Inc. (a)	4,460	60,924
Willis Lease Finance Corp. (a)	1,400	17,276
Woodward Inc.	17,510	594,990
XPO Logistics Inc. (a)	4,500	55,089
Zipcar Inc. (a)	6,822	53,075

		44,867,011

Information Technology (16.87%)
3D Systems Corp. (a)	11,816	388,156
Accelrys Inc. (a)	14,125	122,322
ACI Worldwide Inc. (a)	10,016	423,276
Active Network Inc., The (a)	9,848	123,395
Actuate Corp. (a)	12,500	87,875
Acxiom Corp. (a)	19,461	355,552
Adtran Inc.	16,132	278,761
Advanced Energy Industries Inc. (a)	9,933	122,375

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Advent Software Inc. (a)	8,110	$199,263
Aeroflex Holding Corp. (a)	4,884	32,381
Agilysys Inc. (a)	3,514	30,220
Alpha & Omega Semiconductor Ltd. (a)	4,490	38,659
Ambient Corp. (a)	900	4,734
American Software Inc. Class A	6,300	51,408
Amkor Technology Inc. (a)	20,264	89,162
ANADIGICS Inc. (a)	19,600	27,244
Anaren Inc. (a)	3,746	74,883
Ancestry.com Inc. (a)	7,382	222,051
Angie’s List Inc. (a)	9,000	95,220
Anixter International Inc.	7,135	409,977
Applied Micro Circuits Corp. (a)	15,762	79,756
Arris Group Inc. (a)	28,606	365,871
Aruba Networks Inc. (a)	28,355	637,562
Aspen Technology Inc. (a)	23,662	611,663
ATMI Inc. (a)	7,988	148,337
Audience Inc. (a)	1,500	9,300
AuthenTec Inc. (a)	11,300	90,513
AVG Technologies NV (a)	1,900	18,240
Aviat Networks Inc. (a)	15,150	36,057
Avid Technology Inc. (a)	7,200	68,112
Aware Inc.	2,900	18,270
Axcelis Technologies Inc. (a)	25,726	27,012
AXT Inc. (a)	7,625	25,772
Badger Meter Inc.	3,730	135,735
Bankrate Inc. (a)	11,751	183,081
Bazaarvoice Inc. (a)	2,300	34,845
Bel Fuse Inc.	2,483	46,382
Benchmark Electronics Inc. (a)	14,876	227,157
Black Box Corp.	4,455	113,647
Blackbaud Inc.	11,411	272,951
Blucora Inc. (a)	10,120	180,237
Bottomline Technologies Inc. (a)	8,931	220,506
Brightcove Inc. (a)	1,400	16,352
Brightpoint Inc. (a)	18,261	163,984
BroadSoft Inc. (a)	7,000	287,140
Brooks Automation Inc.	16,449	132,085
Cabot Microelectronics Corp.	5,861	205,956
CACI International Inc. Class A (a)	5,718	296,135
CalAmp Corp. (a)	7,200	59,112
Calix Inc. (a)	10,120	64,768
Callidus Software Inc. (a)	8,803	43,399
Carbonite Inc. (a)	2,900	20,329
Cardtronics Inc. (a)	11,200	333,536
Cass Information Systems Inc.	2,460	103,246
Cavium Inc. (a)	12,637	421,191
CEVA Inc. (a)	5,800	83,404
Checkpoint Systems Inc. (a)	10,615	87,892
Ciber Inc. (a)	18,443	63,997
Ciena Corp. (a)	25,100	341,360
Cirrus Logic Inc. (a)	16,397	629,481
Cognex Corp.	10,861	375,573
Coherent Inc. (a)	6,000	275,160
Cohu Inc.	6,008	56,415
CommVault Systems Inc. (a)	11,288	662,606

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Computer Task Group Inc. (a)	3,600	$58,248
comScore Inc. (a)	8,928	136,152
Comtech Telecommunications Corp.	4,888	135,104
Comverse Technology Inc. (a)	55,491	341,270
Constant Contact Inc. (a)	7,700	133,980
Convergys Corp.	29,561	463,221
Cornerstone OnDemand Inc. (a)	8,492	260,365
CoStar Group Inc. (a)	7,128	581,217
Cray Inc. (a)	9,422	119,659
CSG Systems International Inc. (a)	8,665	194,876
CTS Corp.	8,641	87,015
Cymer Inc. (a)	7,876	402,149
Daktronics Inc.	9,652	91,791
Datalink Corp. (a)	3,900	32,292
DealerTrack Holdings Inc. (a)	10,741	299,137
Deltek Inc. (a)	5,505	71,675
Demand Media Inc. (a)	7,633	82,971
Demandware Inc. (a)	1,700	53,975
Dice Holdings Inc. (a)	11,918	100,350
Digi International Inc. (a)	6,780	68,885
Digimarc Corp.	1,881	41,852
Digital River Inc. (a)	9,278	154,571
Diodes Inc. (a)	9,146	155,573
DSP Group Inc. (a)	5,824	34,595
DTS Inc. (a)	4,446	103,503
EarthLink Inc.	26,540	188,965
Ebix Inc.	7,239	170,913
Echelon Corp. (a)	10,444	40,105
Electro Rent Corp.	4,606	81,480
Electro Scientific Industries Inc.	5,538	67,674
Electronics for Imaging Inc. (a)	11,808	196,131
Ellie Mae Inc. (a)	5,448	148,349
Eloqua Inc. (a)	2,334	46,096
Emulex Corp. (a)	21,880	157,755
Entegris Inc. (a)	34,813	283,030
Entropic Communications Inc. (a)	23,000	133,860
Envestnet Inc. (a)	5,300	62,010
Envivio Inc. (a)	2,000	4,400
EPAM Systems Inc. (a)	1,300	24,622
EPIQ Systems Inc.	8,290	111,252
ePlus Inc. (a)	1,018	39,926
Euronet Worldwide Inc. (a)	12,797	240,456
ExactTarget Inc. (a)	2,500	60,550
Exar Corp. (a)	9,867	78,936
Exlservice Holdings Inc. (a)	5,864	172,988
Extreme Networks Inc. (a)	24,764	82,712
Fabrinet (a)	5,628	65,229
Fair Isaac Corp.	8,702	385,151
FalconStor Software Inc. (a)	7,016	16,488
FARO Technologies Inc. (a)	4,249	175,569
FEI Co.	9,586	512,851
Finisar Corp. (a)	23,067	329,858
First Solar Inc. (a)	15,300	338,818
Formfactor Inc. (a)	12,443	69,556
Forrester Research Inc.	3,652	105,068
FSI International Inc. (a)	10,384	64,381

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Gerber Scientific Inc. Escrow Shares (a) (b)	6,402	$0
Global Cash Access Holdings Inc. (a)	16,837	135,538
Globecomm Systems Inc. (a)	5,700	63,555
Glu Mobile Inc. (a)	13,812	63,950
GSI Group Inc. (a)	7,355	65,533
GSI Technology Inc. (a)	5,400	26,730
GT Advanced Technologies Inc. (a)	29,400	160,230
Guidance Software Inc. (a)	3,744	42,157
Guidewire Software Inc. (a)	4,900	152,145
Hackett Group Inc., The (a)	6,294	26,309
Harmonic Inc. (a)	30,010	136,245
Heartland Payment Systems Inc.	9,900	313,632
Higher One Holdings Inc. (a)	8,271	111,493
Hittite Microwave Corp. (a)	8,000	443,760
iGate Corp. (a)	8,126	147,649
Imation Corp. (a)	7,659	42,814
Immersion Corp. (a)	7,200	39,384
Imperva Inc. (a)	2,454	90,773
Infinera Corp. (a)	27,821	152,459
Infoblox Inc. (a)	2,000	46,500
Innodata Isogen Inc. (a)	5,600	22,680
Inphi Corp. (a)	5,937	63,288
Insight Enterprises Inc. (a)	11,448	200,111
Integrated Device Technology Inc. (a)	36,303	213,462
Integrated Silicon Solution Inc. (a)	7,139	66,107
Interactive Intelligence Group (a)	3,811	114,521
InterDigital Inc.	11,192	417,238
Intermec Inc. (a)	14,704	91,312
Intermolecular Inc. (a)	3,500	24,850
Internap Network Services Corp. (a)	12,990	91,580
International Rectifier Corp. (a)	17,500	292,075
Intersil Corp. Class A	32,300	282,625
Intevac Inc. (a)	5,632	34,412
Intralinks Holdings Inc. (a)	9,533	62,346
InvenSense Inc. (a)	9,200	109,940
iPass Inc. (a)	13,200	29,040
Ixia (a)	10,699	171,933
IXYS Corp. (a)	6,314	62,635
j2 Global Inc.	11,790	386,948
JDA Software Group Inc. (a)	10,782	342,652
Jive Software Inc. (a)	4,100	64,411
Kemet Corp. (a)	10,879	47,868
Kenexa Corp. (a)	6,936	317,877
Key Tronic Corp. (a)	2,600	25,792
Keynote Systems Inc.	4,190	60,671
KIT Digital Inc. (a)	12,145	36,435
Kopin Corp. (a)	17,200	64,672
KVH Industries Inc. (a)	4,100	55,309
Lattice Semiconductor Corp. (a)	29,593	113,341
Limelight Networks Inc. (a)	14,179	33,179
Lionbridge Technologies Inc. (a)	14,200	49,984
Liquidity Services Inc. (a)	6,012	301,863
Littelfuse Inc.	5,437	307,408
LivePerson Inc. (a)	13,900	251,729
LogMeIn Inc. (a)	5,570	124,935

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Loral Space & Communications Inc.	2,800	$199,080
LTX-Credence Corp. (a)	12,296	70,702
M/A-COM Technology Solutions Holdings Inc. (a)	1,500	19,050
Manhattan Associates Inc. (a)	5,205	298,090
ManTech International Corp. Class A	5,755	138,120
Marchex Inc. Class B	5,366	20,498
Market Leader Inc. (a)	5,600	37,520
Mattersight Corp. (a)	2,600	15,392
Mattson Technology Inc. (a)	14,800	14,356
MAXIMUS Inc.	8,598	513,473
MaxLinear Inc. Class A (a)	5,686	38,039
Maxwell Technologies Inc. (a)	6,900	56,028
Measurement Specialties Inc. (a)	3,900	128,622
MeetMe Inc. (a)	4,756	13,555
MEMC Electronic Materials Inc. (a)	58,500	160,875
Mentor Graphics Corp. (a)	23,756	367,743
Mercury Computer Systems Inc. (a)	7,978	84,726
Mesa Laboratories Inc.	700	33,866
Methode Electronics Inc.	8,967	87,070
Micrel Inc.	12,195	127,072
Microsemi Corp. (a)	22,461	450,792
MicroStrategy Inc. (a)	2,125	284,899
Millennial Media Inc. (a)	2,900	41,615
Mindspeed Technologies Inc. (a)	7,951	27,510
MIPS Technologies Inc. (a)	12,120	89,567
MKS Instruments Inc.	13,278	338,456
ModusLink Global Solutions Inc. (a)	9,195	33,930
MoneyGram International Inc. (a)	5,462	81,602
Monolithic Power Systems Inc. (a)	7,703	152,134
Monotype Imaging Holdings Inc.	9,300	144,987
Monster Worldwide Inc. (a)	30,700	225,031
MoSys Inc. (a)	7,482	30,227
Move Inc. (a)	9,852	84,924
MTS Systems Corp.	4,070	217,948
Multi-Fineline Electronix Inc. (a)	2,134	48,122
Nanometrics Inc. (a)	5,904	81,534
Neonode Inc. (a)	5,700	21,489
NeoPhotonics Corp. (a)	5,000	29,200
Netgear Inc. (a)	9,648	367,975
NetScout Systems Inc. (a)	9,200	234,692
Newport Corp. (a)	9,418	104,163
NIC Inc.	16,406	242,809
NumereX Corp. Class A (a)	2,327	26,365
NVE Corp. (a)	1,200	71,028
Oclaro Inc. (a)	12,466	33,658
OCZ Technology Group Inc. (a)	17,561	60,937
Omnivision Technologies Inc. (a)	13,445	187,625
OpenTable Inc. (a)	5,600	232,960
Oplink Communications Inc. (a)	5,045	83,444
OPNET Technologies Inc.	3,900	132,873
OSI Systems Inc. (a)	5,065	394,260
Parametric Technology Corp. (a)	30,244	659,319
Park Electrochemical Corp.	5,188	128,818
ParkerVision Inc. (a)	19,300	45,162
PC Connection Inc.	2,020	23,250
PC-Tel Inc.	4,700	33,135

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
PDF Solutions Inc. (a)	6,063	$82,821
Pegasystems Inc.	4,340	126,034
Peregrine Semiconductor Corp. (a)	1,595	27,019
Perficient Inc. (a)	8,100	97,767
Pericom Semiconductor Corp. (a)	5,809	50,451
Pervasive Software Inc. (a)	3,400	29,240
Photronics Inc. (a)	14,772	79,326
Plantronics Inc.	10,796	381,423
Plexus Corp. (a)	8,840	267,764
PLX Technology Inc. (a)	11,411	65,841
Power Integrations Inc.	7,189	218,761
Power-One Inc. (a)	16,518	92,501
PRGX Global Inc. (a)	5,831	49,913
Procera Networks Inc. (a)	4,744	111,484
Progress Software Corp. (a)	15,875	339,566
Proofpoint Inc. (a)	1,600	23,760
PROS Holdings Inc. (a)	5,500	104,885
QAD Inc. Class A (a)	1,458	19,800
QLIK Technologies Inc. (a)	21,639	484,930
QLogic Corp. (a)	24,700	282,074
Quantum Corp. (a)	59,495	95,787
Quest Software Inc. (a) (b)	14,173	396,844
QuickLogic Corp. (a)	9,800	27,440
QuinStreet Inc. (a)	8,298	69,620
Radisys Corp. (a)	5,929	21,344
Rambus Inc. (a)	27,958	154,887
RealD Inc. (a)	11,098	99,216
Realnetworks Inc. (a)	5,369	44,670
RealPage Inc. (a)	9,116	206,022
Responsys Inc. (a)	9,025	92,326
RF Micro Devices Inc. (a)	70,498	278,467
Richardson Electronics Ltd.	3,533	41,937
Rofin-Sinar Technologies Inc. (a)	7,434	146,673
Rogers Corp. (a)	4,165	176,429
Rosetta Stone Inc. (a)	2,689	34,285
Rubicon Technology Inc. (a)	4,200	40,236
Rudolph Technologies Inc. (a)	7,917	83,128
Saba Software Inc. (a)	7,600	75,924
Sanmina-SCI Corp. (a)	20,826	176,813
Sapiens International Corp. NV (a)	3,500	12,740
Sapient Corp. (a)	31,208	332,677
ScanSource Inc. (a)	6,978	223,436
SciQuest Inc. (a)	4,554	82,883
SeaChange International Inc. (a)	7,300	57,305
Semtech Corp. (a)	16,549	416,207
ServiceSource International Inc. (a)	12,559	128,855
ShoreTel Inc. (a)	12,039	49,240
Sigma Designs Inc. (a)	8,696	57,481
Silicon Graphics International Corp. (a)	7,700	70,070
Silicon Image Inc. (a)	21,073	96,725
Sonus Networks Inc. (a)	52,506	98,711
Sourcefire Inc. (a)	7,500	367,725
Spansion Inc. Class A (a)	12,469	148,630
Spark Networks Inc. (a)	2,900	17,748
SPS Commerce Inc. (a)	3,125	120,219
SS&C Technologies Holdings Inc. (a)	8,617	217,235

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Stamps.com Inc. (a)	3,628	$83,952
STEC Inc. (a)	9,200	62,100
STR Holdings Inc. (a)	7,685	23,824
SunPower Corp. (a)	10,100	45,551
Super Micro Computer Inc. (a)	7,507	90,309
Supertex Inc. (a)	2,780	49,706
Support.com Inc. (a)	11,300	47,799
Sycamore Networks Inc. (a)	5,427	83,576
Symmetricom Inc. (a)	10,146	70,718
Synacor Inc. (a)	1,700	12,886
Synaptics Inc. (a)	8,524	204,746
Synchronoss Technologies Inc. (a)	7,000	160,300
SYNNEX Corp. (a)	6,705	218,449
Syntel Inc.	3,958	247,019
Take-Two Interactive Software Inc. (a)	19,800	206,514
Tangoe Inc. (a)	7,518	98,711
TechTarget (a)	3,326	19,657
TeleNav Inc. (a)	4,108	24,525
TeleTech Holdings Inc. (a)	5,705	97,270
Tellabs Inc.	92,900	328,866
Telular Corp.	4,200	41,580
TESSCO Technologies Inc.	1,400	29,638
Tessera Technologies Inc.	13,372	182,929
TiVo Inc. (a)	31,540	328,962
TNS Inc. (a)	6,315	94,409
Travelzoo Inc. (a)	1,800	42,426
TriQuint Semiconductor Inc. (a)	42,715	215,711
TTM Technologies Inc. (a)	13,560	127,871
Tyler Technologies Inc. (a)	7,590	334,112
Ubiquiti Networks Inc. (a)	2,646	31,487
Ultimate Software Group Inc. (a)	6,691	683,151
Ultra Clean Holdings Inc. (a)	6,323	36,104
Ultratech Inc. (a)	6,679	209,587
Unisys Corp. (a)	11,079	230,665
United Online Inc.	23,256	128,373
Universal Display Corp. (a)	10,098	347,169
Unwired Planet Inc. (a)	21,400	41,088
ValueClick Inc. (a)	20,464	351,776
VASCO Data Security International Inc. (a)	6,902	64,741
Veeco Instruments Inc. (a)	9,802	294,256
Verint Systems Inc. (a)	5,538	151,963
ViaSat Inc. (a)	9,499	355,073
Viasystems Group Inc. (a)	1,056	18,269
Virnetx Holding Corp. (a)	10,627	270,245
Virtusa Corp. (a)	4,700	83,519
Vishay Precision Group Inc. (a)	3,021	42,234
VistaPrint NV (a)	8,634	294,851
Vocus Inc. (a)	5,200	104,312
Volterra Semiconductor Corp. (a)	6,421	140,427
Web.com Group Inc. (a)	8,857	158,983
WebMD Health Corp. (a)	12,800	179,584
Websense Inc. (a)	9,302	145,576
Westell Technologies Inc. Class A (a)	12,962	27,739
Wright Express Corp. (a)	9,798	683,117
XO Group Inc. (a)	6,900	57,615

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Yelp Inc. (a)	2,100	$56,805
Zix Corp. (a)	16,400	47,062
Zygo Corp. (a)	4,300	78,647

		51,760,877

Materials (4.99%)
A. Schulman Inc.	7,345	174,958
ADA-ES Inc. (a)	2,300	54,303
AEP Industries Inc. (a)	1,100	66,649
AK Steel Holding Corp.	28,000	134,400
AM Castle & Co. (a)	4,189	52,321
AMCOL International Corp.	6,444	218,323
American Vanguard Corp.	7,013	244,052
Arabian American Development Co. (a)	5,000	48,950
Balchem Corp.	7,388	271,361
Boise Inc.	25,376	222,294
Buckeye Technologies Inc.	9,980	319,959
Calgon Carbon Corp. (a)	14,552	208,239
Century Aluminum Co. (a)	12,700	90,805
Chase Corp.	1,554	28,547
Chemtura Corp. (a)	25,025	430,930
Clearwater Paper Corp. (a)	5,876	242,738
Coeur d’Alene Mines Corp. (a)	22,788	656,978
Deltic Timber Corp.	2,730	178,160
Eagle Materials Inc.	11,463	530,278
Ferro Corp. (a)	22,717	77,919
Flotek Industries Inc. (a)	12,328	156,196
FutureFuel Corp.	4,573	55,379
General Moly Inc. (a)	16,300	51,671
Georgia Gulf Corp.	8,780	318,012
Globe Specialty Metals Inc.	15,605	237,508
Gold Reserve Inc. (a)	13,300	43,092
Gold Resource Corp.	7,573	162,441
Golden Minerals Co. (a)	6,879	35,908
Golden Star Resources Ltd. (a)	64,808	127,672
Graphic Packaging Holding Co. (a)	42,360	246,112
GSE Holding Inc. (a)	2,000	15,700
Handy & Harman Ltd. (a)	1,448	21,401
Hawkins Inc.	2,365	98,266
Haynes International Inc.	3,100	161,665
HB Fuller Co.	12,554	385,157
Headwaters Inc. (a)	16,220	106,728
Hecla Mining Co.	72,279	473,427
Horsehead Holding Corp. (a)	10,929	102,077
Innophos Holdings Inc.	5,500	266,695
Innospec Inc. (a)	5,849	198,398
Kaiser Aluminum Corp.	4,900	286,111
Kapstone Paper and Packaging Corp. (a)	10,173	227,773
KMG Chemicals Inc.	2,001	37,018
Koppers Holdings Inc.	5,319	185,793
Kraton Performance Polymers Inc. (a)	8,314	216,995
Landec Corp. (a)	6,700	76,715
Louisiana-Pacific Corp. (a)	34,810	435,125
LSB Industries Inc. (a)	4,900	214,963

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Materials (Cont.)
Materion Corp.	5,252	$124,998
McEwen Mining Inc. (a)	50,000	229,500
Metals USA Holdings Corp. (a)	2,796	37,383
Midway Gold Corp. (a)	29,105	47,732
Minerals Technologies Inc.	4,509	319,823
Myers Industries Inc.	8,445	131,911
Neenah Paper Inc.	4,153	118,942
Noranda Aluminum Holding Corp.	8,404	56,223
Olin Corp.	20,210	439,163
Olympic Steel Inc.	2,300	38,824
OM Group Inc. (a)	8,191	151,861
Omnova Solutions Inc. (a)	11,758	89,008
P. H. Glatfelter Co.	10,796	192,277
Paramount Gold and Silver Corp. (a)	33,152	88,184
PolyOne Corp.	22,548	373,620
Quaker Chemical Corp.	3,300	154,011
Resolute Forest Products (a)	20,601	267,813
Revett Minerals Inc. (a)	6,198	22,065
RTI International Metals Inc. (a)	7,674	183,716
Schnitzer Steel Industries Inc. Class A	6,400	180,160
Schweitzer-Mauduit International Inc.	7,948	262,205
Sensient Technologies Corp.	12,653	465,124
Spartech Corp. (a)	7,804	41,751
Stepan Co.	2,151	206,754
Stillwater Mining Co. (a)	29,499	347,793
SunCoke Energy Inc. (a)	17,990	289,999
Texas Industries Inc. (a)	5,827	236,868
TPC Group Inc. (a)	3,309	135,040
Tredegar Corp.	5,999	106,422
UFP Technologies Inc. (a)	1,400	24,626
United States Antimony Corp. (a)	13,600	26,520
United States Lime & Minerals Inc. (a)	400	19,284
Universal Stainless & Alloy Products Inc. (a)	1,824	67,762
US Silica Holdings Inc. (a)	2,900	39,324
Vista Gold Corp. (a)	14,804	53,739
Wausau Paper Corp.	11,126	103,027
Worthington Industries Inc.	13,296	287,991
Zep Inc.	5,831	88,165
Zoltek Companies Inc. (a)	7,105	54,637

		15,300,407

Telecommunication Services (0.75%)
8x8 Inc. (a)	17,929	117,614
Atlantic Tele-Network Inc.	2,249	96,662
Boingo Wireless Inc. (a)	4,010	31,839
Cbeyond Inc. (a)	7,000	69,020
Cincinnati Bell Inc. (a)	50,085	285,484
Cogent Communications Group Inc.	11,900	273,581
Consolidated Communications Holdings Inc.	10,142	174,341
FairPoint Communications Inc. (a)	5,294	40,023
General Communication Inc. Class A (a)	9,382	91,944
Hawaiian Telcom Holdco Inc. (a)	2,600	46,098

	Shares	Value
Common Stocks (Cont.)

Telecommunication Services (Cont.)
HickoryTech Corp.	3,244	$34,322
IDT Corp. Class B	4,105	42,158
inContact Inc. (a)	7,420	48,378
Iridium Communications Inc. (a)	12,583	92,108
Leap Wireless International Inc. (a)	13,674	93,257
Lumos Networks Corp.	3,750	29,475
magicJack VocalTec Ltd. (a)	3,800	93,214
Neutral Tandem Inc. (a)	7,100	66,598
NTELOS Holdings Corp.	3,750	65,138
Orbcomm Inc. (a)	8,390	31,379
Premiere Global Services Inc. (a)	12,840	120,054
Primus Telecommunications Group Inc.	3,100	47,337
Shenandoah Telecommunications Co.	6,038	106,269
Towerstream Corp. (a)	12,074	49,020
USA Mobility Inc.	5,566	66,068
Vonage Holdings Corp. (a)	40,479	92,292

		2,303,673

Utilities (3.62%)
Allete Inc.	9,651	402,833
American DG Energy Inc. (a)	6,200	16,058
American States Water Co.	4,678	207,844
Artesian Resources Corp. Class A	2,086	48,458
Atlantic Power Corp.	28,844	431,506
Avista Corp.	14,906	383,680
Black Hills Corp.	11,089	394,436
Cadiz Inc. (a)	3,002	29,149
California Water Service Group	10,408	194,109
CH Energy Group Inc.	3,826	249,493
Chesapeake Utilities Corp.	2,508	118,779
Cleco Corp.	15,380	645,652
Connecticut Water Service Inc.	2,224	70,946
Consolidated Water Co. Ltd.	3,594	29,722
Delta Natural Gas Company Inc.	1,700	32,912
El Paso Electric Co.	10,132	347,021
Empire District Electric Co., The	10,730	231,232
Genie Energy Ltd. Class B	4,205	30,150
GenOn Energy Inc. (a)	196,000	495,880
Idacorp Inc.	12,655	547,582
Laclede Group Inc., The	5,788	248,884
MGE Energy Inc.	5,859	310,468
Middlesex Water Co.	3,953	75,739
New Jersey Resources Corp.	10,576	483,535
Northwest Natural Gas Co.	6,775	333,601
NorthWestern Corp.	9,211	333,715
Ormat Technologies Inc.	4,405	82,594
Otter Tail Corp.	9,091	216,911
Piedmont Natural Gas Company Inc.	18,205	591,298
PNM Resources Inc.	20,170	424,175
Portland General Electric Co.	19,137	517,464
SJW Corp.	3,648	92,513
South Jersey Industries Inc.	7,698	407,455
Southwest Gas Corp.	11,624	513,781

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Utilities (Cont.)
UIL Holdings Corp.	12,837	$460,335
Unitil Corp.	3,398	92,494
UNS Energy Corp.	10,150	424,879
WGL Holdings Inc.	13,052	525,343
York Water Co.	3,400	62,356

		11,104,982

Total Common Stocks
(cost $265,401,155)		301,681,765

Registered Investment Companies (1.05%)

Financials (1.05%)
Apollo Investment Corp.	51,429	404,747
Arlington Asset Investment Corp. Class A	2,778	66,283
BlackRock Kelso Capital Corp.	18,510	179,917
Capital Southwest Corp.	757	84,746
Fidus Investment Corp.	2,400	40,080
Fifth Street Finance Corp.	22,960	252,101
Firsthand Technology Value Fund Inc. (a)	2,200	38,368
Gladstone Capital Corp.	5,050	44,188
Gladstone Investment Corp.	6,110	47,780
Golub Capital BDC LLC Inc.	3,651	58,051
GSV Capital Corp. (a)	4,900	42,287
Harris & Harris Group Inc. (a)	8,000	30,320
Hercules Technology Growth Capital Inc.	12,848	141,456
KCAP Financial Inc.	5,761	53,347
Main Street Capital Corp.	7,059	208,311
MCG Capital Corp.	20,058	92,467
Medallion Financial Corp.	4,500	53,145
Medley Capital Corp.	4,447	62,569
MVC Capital Inc.	6,354	81,331
New Mountain Finance Corp.	2,318	34,353
NGP Capital Resources Co.	5,276	39,359
PennantPark Investment Corp.	14,265	151,352

	Shares	Value
Registered Investment Companies (Cont.)

Financials (Cont.)
Prospect Capital Corp.	37,464	$431,585
Solar Capital Ltd.	9,100	208,572
Solar Senior Capital Ltd.	2,478	44,381
THL Credit Inc.	3,062	42,960
TICC Capital Corp.	9,500	98,800
Triangle Capital Corp.	6,984	179,209

		3,212,065

Total Registered Investment Companies
(cost $3,669,970)		3,212,065

Short-term Investments (1.18%)
JPMorgan U.S. Government Money Market Fund	2,936,337	2,936,337

	Principal amount	Value
U.S. Treasury Bill (c)
0.135%, 11/01/2012	$680,000	$679,966

Total Short-term Investments
(cost $3,616,253)		3,616,303

TOTAL INVESTMENTS (100.53%)
(cost $272,687,378)		308,510,133
LIABILITIES, NET OF OTHER ASSETS (-0.53%)		(1,614,189)

NET ASSETS (100.00%)		$306,895,944

(a)	Non-income producing security.
(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.
(c)	At September 30, 2012, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	42	December 2012	$3,538,688	$3,504,480	$(34,208)

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (a) (98.13%)

Australia (8.75%)
AGL Energy Ltd.	10,009	$155,069
ALS Ltd.	6,270	55,584
Alumina Ltd.	46,649	40,618
Amcor Ltd.	22,831	183,191
AMP Ltd.	55,056	245,978
APA Group	11,707	57,431
Asciano Ltd.	18,010	81,178
ASX Ltd.	3,342	102,114
Australia & New Zealand Banking Group Ltd.	49,982	1,277,320
Bendigo and Adelaide Bank Ltd.	7,310	58,091
BGP Holdings PLC (b) (c)	183,756	0
BHP Billiton Ltd.	60,498	2,067,146
Boral Ltd.	13,782	54,610
Brambles Ltd.	29,334	212,561
Caltex Australia Ltd.	2,519	42,918
Centro Retail Australia	23,601	51,171
CFS Retail Property Trust	35,298	70,429
Coca-Cola Amatil Ltd.	10,549	148,101
Cochlear Ltd.	1,045	72,498
Commonwealth Bank of Australia	29,880	1,720,432
Computershare Ltd.	8,100	69,497
Crown Ltd.	7,339	69,017
CSL Ltd.	9,565	454,947
Dexus Property Group	88,581	87,087
Echo Entertainment Group Ltd.	13,814	54,632
Fairfax Media Ltd.	44,224	18,930
Fortescue Metals Group Ltd.	25,816	92,552
Goodman Group	28,605	116,915
GPT Group	26,820	94,282
Harvey Norman Holdings Ltd.	10,827	21,665
Iluka Resources Ltd.	7,836	80,099
Incitec Pivot Ltd.	30,761	94,455
Insurance Australia Group Ltd.	38,386	173,128
James Hardie Industries SE CDI	8,057	72,364
Leighton Holdings Ltd.	2,900	49,619
Lend Lease Corp. Ltd.	10,208	82,687
Lynas Corporation Ltd. (b)	32,459	26,254
Macquarie Group Ltd.	6,151	180,364
Metcash Ltd.	16,100	58,943
Mirvac Group	62,708	92,740
National Australia Bank Ltd.	41,748	1,097,631
Newcrest Mining Ltd.	14,381	432,308
Orica Ltd.	6,823	175,460
Origin Energy Ltd.	20,066	235,114
OZ Minerals Ltd.	5,943	41,258
Qantas Airways Ltd. (b)	21,256	26,750
QBE Insurance Group Ltd.	22,449	299,813
QR National Ltd.	31,721	111,677
Ramsay Health Care Ltd.	2,424	60,259
Rio Tinto Ltd.	8,250	453,149
Santos Ltd.	17,589	206,362
Sims Metal Management Ltd.	3,200	31,652
Sonic Healthcare Ltd.	7,081	99,191
SP Ausnet	28,427	30,818
Stockland	43,992	151,760

	Shares	Value
Common Stocks (Cont.)

Australia (Cont.)
Suncorp Group Ltd.	23,943	$228,379
Sydney Airport	7,407	24,243
Tabcorp Holding Ltd.	13,007	37,170
Tatts Group Ltd.	27,254	76,310
Telstra Corp. Ltd.	81,159	329,018
Toll Holdings Ltd.	12,395	56,372
Transurban Group	24,693	153,104
Wesfarmers Ltd.	18,789	664,985
Westfield Group	40,822	428,974
Westfield Retail Trust	53,538	159,860
Westpac Banking Corp.	57,355	1,470,630
Whitehaven Coal Ltd.	8,311	24,500
Woodside Petroleum Ltd.	12,438	425,486
Woolworths Ltd.	23,175	690,081
WorleyParsons Ltd.	4,018	117,238

		17,026,169

Austria (0.26%)
Andritz AG	1,337	75,808
Erste Group Bank AG (b)	3,980	88,952
Immoeast Interim Shares (b) (c)	8,216	0
Immofinanz AG (b)	17,968	65,258
Immofinanz AG Interim Shares (b) (c)	7,204	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,318	27,303
OMV AG	2,725	95,457
Raiffeisen Bank International AG	925	33,543
Telekom Austria AG	4,524	31,992
Vienna Insurance Group AG Wiener Versicherung Gruppe	730	30,998
VoestAlpine AG	2,100	62,951

		512,262

Belgium (1.14%)
Ageas	4,222	101,430
Anheuser-Busch InBev NV	14,983	1,281,775
Belgacom SA	2,887	88,092
Colruyt SA	1,360	59,253
Delhaize Group	1,880	72,608
Groupe Bruxelles Lambert SA	1,544	114,675
KBC GROEP NV	3,112	74,738
Mobistar SA	573	18,076
Solvay SA	1,132	131,183
Telenet Group Holding NV	1,033	46,181
UCB SA	2,019	111,103
Umicore SA	2,161	113,126

		2,212,240

Denmark (1.18%)
A P Moller-Maersk A/S Class A	10	67,609
A P Moller-Maersk A/S Class B	24	171,582
Carlsberg A/S Class B	1,989	176,207
Coloplast A/S Class B	423	88,146
Danske Bank A/S (b)	12,124	218,496

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Denmark (Cont.)
DSV A/S	3,748	$84,142
Novo Nordisk A/S Class B	7,660	1,205,484
Novozymes A/S B Shares	4,745	130,874
TDC A/S	9,435	68,839
Tryg A/S	462	29,960
William Demant Holding A/S (b)	559	50,086

		2,291,425

Finland (0.74%)
Elisa OYJ	2,608	59,018
Fortum OYJ	8,330	153,481
Kesko OYJ	1,244	35,260
Kone Corp. OYJ Class B	2,897	200,788
Metso OYJ	2,422	86,757
Neste Oil OYJ	2,575	33,831
Nokia OYJ	69,779	181,091
Nokian Renkaat OYJ	2,041	83,314
Orion OYJ Class B	1,774	37,974
Pohjola Bank PLC	2,708	35,698
Sampo OYJ A Shares	7,907	246,389
Stora Enso OYJ R Shares	10,571	65,860
UPM-Kymmene OYJ	9,966	113,011
Wartsila OYJ Class B	3,097	107,469

		1,439,941

France (8.94%)
Accor SA	2,698	89,823
Aeroports de Paris (ADP)	540	43,058
Air Liquide SA	5,824	721,890
Alcatel-Lucent (b)	44,310	48,887
Alstom SA	3,816	133,589
Arkema	1,142	106,894
AtoS	1,104	76,813
AXA SA	33,376	496,891
BNP Paribas SA	17,990	852,925
Bouygues SA	3,542	86,132
Bureau Veritas SA	1,044	107,173
Cap Gemini SA	2,819	119,128
Carrefour SA	10,848	225,028
Casino Guichard Perrachon SA	1,043	92,260
Christian Dior SA	1,008	135,024
Cie Generale des Etablissements Michelin Class B	3,367	263,642
CNP Assurances	2,863	37,365
Compagnie de Saint-Gobain	7,277	254,711
Compagnie Generale de Geophysique-Veritas (b)	2,499	80,257
Compagnie Generale de Geophysique-Veritas Rights (b)	2,499	4,033
Credit Agricole SA (b)	18,649	128,274
DANONE SA	10,924	672,143
Dassault Systemes SA	1,150	120,823
Edenred	3,354	94,179
Electricite de France	4,463	93,321
Essilor International SA	3,787	354,372
Eurazeo	625	28,606

	Shares	Value
Common Stocks (Cont.)

France (Cont.)
European Aeronautic Defence and Space Co. NV	7,644	$242,276
Eutelsat Communications	2,468	79,296
Fonciere des Regions	457	34,344
France Telecom SA	34,497	417,744
GDF Suez	24,050	536,126
Gecina SA	421	43,084
Gemalto NV	1,462	128,581
Groupe Eurotunnel SA	10,072	70,943
ICADE	451	36,734
Iliad SA	418	68,026
Imerys SA	652	38,255
JC Decaux SA	1,333	30,174
Klepierre	1,752	61,384
Lafarge SA	3,431	184,339
Lagardere SCA	2,130	58,179
Legrand SA	4,574	172,411
L’Oreal SA	4,487	554,777
LVMH Moet Hennessy Louis Vuitton SA	4,743	712,010
Natixis	17,894	56,173
Pernod Ricard SA	3,935	441,391
Peugeot SA (b)	4,471	35,296
PPR SA	1,415	217,175
Publicis Groupe	3,381	189,109
Remy Cointreau SA	411	47,258
Renault SA	3,537	165,730
Rexel SA	1,939	39,016
Safran SA	4,240	152,511
Sanofi	22,295	1,907,928
Schneider Electric SA	9,849	582,306
SCOR SE	3,043	78,438
SES FDR	5,826	158,430
Societe BIC SA	554	66,913
Societe Generale (b)	12,968	367,486
Sodexo	1,741	131,084
STMicroelectronics NV	11,700	63,147
Suez Environnement Co.	5,216	59,001
Technip SA	1,850	205,556
Thales SA	1,647	56,536
Total SA	39,915	1,985,767
Unibail-Rodamco SE	1,729	344,530
Vallourec SA	1,900	80,274
Veolia Environnement	6,230	67,029
Vinci SA	8,758	372,635
Vivendi	23,998	467,649
Wendel	630	53,169
Zodiac Aerospace	632	61,703

		17,389,164

Germany (7.91%)
Adidas AG	3,928	322,336
Allianz SE Reg.	8,485	1,011,950
Axel Springer AG	771	33,439
BASF SE	17,249	1,457,472
Bayer AG	15,442	1,327,852
Bayerische Motoren Werke (BMW) AG	6,173	452,664

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Germany (Cont.)
Beiersdorf AG	1,865	$136,974
Brenntag AG	994	127,369
Celesio AG	1,666	29,746
Commerzbank AG (b)	65,911	117,913
Continental AG	1,476	144,758
Daimler AG Registered Shares	16,894	819,960
Deutsche Bank AG Reg.	17,560	695,541
Deutsche Boerse AG	3,621	200,378
Deutsche Lufthansa AG Reg.	4,325	58,695
Deutsche Post AG	15,704	306,788
Deutsche Telekom AG	52,408	644,501
E.On AG	33,628	799,099
Fraport AG	731	42,302
Fresenius Medical Care AG & Co. KGaA	3,888	285,186
Fresenius SE & Co. KGaA	2,299	266,953
GEA Group AG	3,221	97,657
Hannover Rueckversicherung AG Reg.	1,095	70,071
HeidelbergCement AG	2,594	136,247
Henkel AG & Co. KGaA	2,455	160,232
Hochtief AG (b)	534	25,044
Hugo Boss AG	505	44,479
Infineon Technologies AG	20,159	128,133
K+S AG Reg.	3,214	158,338
Kabel Deutschland Holding AG (b)	1,725	123,139
Lanxess AG	1,532	127,257
Linde AG	3,440	592,917
MAN AG	770	70,624
Merck KGaA	1,202	148,378
Metro AG	2,423	72,592
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,344	522,876
QIAGEN NV (b)	4,488	82,749
RWE AG	9,109	407,610
Salzgitter AG	753	29,142
SAP AG	17,192	1,223,440
Siemens AG Reg.	15,448	1,545,117
Suedzucker AG	1,221	43,254
ThyssenKrupp AG	7,186	153,082
United Internet AG Reg.	1,933	39,456
Volkswagen AG	549	92,024
Wacker Chemie AG	301	19,353

		15,395,087

Greece (0.05%)
Coca-Cola Hellenic Bottling Co. SA (b)	3,953	73,805
OPAP SA	4,278	21,953

		95,758

Hong Kong (3.09%)
AIA Group Ltd.	190,571	702,482
ASM Pacific Technology Ltd.	3,600	42,545
Bank of East Asia Ltd.	25,508	94,999
BOC Hong Kong Holdings Ltd.	69,000	218,219
Cathay Pacific Airways Ltd.	23,494	38,021

	Shares	Value
Common Stocks (Cont.)

Hong Kong (Cont.)
Cheung Kong Holdings Ltd.	26,364	$384,805
Cheung Kong Infrastructure Holdings Ltd.	9,175	55,544
CLP Holdings Ltd.	33,505	284,821
First Pacific Company Ltd.	39,425	42,584
Foxconn International Holdings Ltd. (b)	42,000	13,775
Galaxy Entertainment Group Ltd. (b)	26,880	89,649
Hang Lung Group Ltd.	16,000	101,143
Hang Lung Properties Ltd.	42,000	143,005
Hang Seng Bank Ltd.	14,343	219,262
Henderson Land Development Co. Ltd.	17,169	122,514
Hong Kong & China Gas Co. Ltd.	97,348	244,575
Hong Kong Exchanges & Clearing Ltd.	19,300	289,712
Hopewell Holdings Ltd.	10,500	36,114
Hutchison Whampoa Ltd.	39,700	382,094
Hysan Development Co. Ltd.	11,916	54,033
Kerry Properties Ltd.	13,657	68,957
Li & Fung Ltd.	113,240	174,622
Lifestyle International Holdings Ltd.	10,500	21,535
Link REIT, The	42,901	202,917
MGM China Holdings Ltd.	17,454	30,024
MTR Corporation Ltd.	26,688	100,892
New World Development Co. Ltd.	69,357	106,701
NWS Holdings Ltd.	26,385	42,428
Orient Overseas International Ltd.	4,400	24,142
PCCW Ltd.	81,000	33,022
Power Assets Holdings Ltd.	25,982	220,445
Sands China Ltd.	44,853	165,776
Shangri-La Asia Ltd.	32,283	62,684
Sino Land Co. Ltd.	52,479	97,731
SJM Holdings Ltd.	35,022	75,590
Sun Hung Kai Properties Ltd.	29,656	431,508
Swire Pacific Ltd. Class A	12,821	156,446
Wharf Holdings Ltd.	28,700	197,349
Wheelock and Co. Ltd.	18,000	77,331
Wing Hang Bank Ltd.	3,252	30,470
Wynn Macau Ltd.	29,936	80,449
Yue Yuen Industrial Holdings Ltd.	14,000	46,950

		6,007,865

Ireland (0.27%)
CRH PLC (Dublin)	13,370	256,774
Elan Corp. PLC (b)	9,346	100,406
Kerry Group PLC Class A (Dublin)	2,903	148,502
Ryanair Holdings PLC (b)	3,431	19,536

		525,218

Israel (0.60%)
Bank Hapoalim B.M. (b)	20,381	72,720
Bank Leumi Le-Israel (b)	21,485	60,213
Bezeq The Israeli Telecommunication Corporation Ltd.	33,862	39,557
Delek Group Ltd.	78	13,086
Israel Chemicals Ltd.	8,329	101,162
Israel Corporation Ltd., The	45	28,651

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Israel (Cont.)
Mellanox Technologies Ltd. (b)	663	$68,760
Mizrahi Tefahot Bank Ltd. (b)	2,374	21,078
NICE Systems Ltd. (b)	1,063	35,338
Teva Pharmaceutical Industries Ltd.	17,555	724,650

		1,165,215

Italy (2.18%)
Assicurazioni Generali SpA	21,691	312,706
Atlantia SpA	6,019	93,624
Autogrill SpA	2,144	20,411
Banca Monte Dei Paschi di Siena SpA (b)	132,327	38,440
Banco Popolare Societa Cooperativa (b)	33,734	50,566
Enel Green Power SpA	33,575	56,869
Enel SpA	122,604	434,344
Eni SpA	47,800	1,047,942
EXOR SpA	1,287	32,429
Fiat Industrial SpA	15,877	155,486
Fiat SpA (b)	16,078	85,997
Finmeccanica SpA (b)	7,705	36,625
Intesa Sanpaolo	189,063	288,292
Intesa Sanpaolo RSP	18,229	23,647
Luxottica Group SpA	2,135	75,311
Mediaset SpA	14,001	26,377
Mediobanca SpA	9,887	52,973
Pirelli & C. SpA	4,188	45,192
Prysmian SpA	3,927	70,191
Saipem SpA	4,935	237,819
Snam SpA	32,751	145,275
Telecom Italia RNC SpA	111,414	97,597
Telecom Italia SpA	173,646	174,437
Tenaris SA	8,786	179,797
Terna - Rete Elettrica Nationale SpA	22,983	85,700
UBI Banca - Unione di Banche Italiane ScpA	14,865	55,125
UniCredit SpA (b)	76,167	316,957

		4,240,129

Japan (19.74%)
ABC-Mart Inc.	500	22,066
Advantest Corp.	2,800	36,404
Aeon Co. Ltd.	11,400	128,725
Aeon Credit Service Co. Ltd.	1,400	30,104
Aeon Mall Co. Ltd.	1,400	34,185
Air Water Inc.	2,769	33,889
Aisin Seiki Co. Ltd.	3,500	99,678
Ajinomoto Co. Inc.	12,000	187,960
Alfresa Holdings Corp.	700	34,482
All Nippon Airways Co. Ltd.	21,000	44,142
Amada Co. Ltd.	7,000	30,587
Aozora Bank Ltd.	11,000	33,638
Asahi Glass Co. Ltd.	19,000	126,396
Asahi Group Holdings Ltd.	7,300	180,027
Asahi Kasei Corp.	23,000	118,556
ASICS Corp.	3,000	40,467

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Astellas Pharma Inc.	8,298	$420,542
Bank of Kyoto Ltd., The	6,000	50,763
Bank of Yokohama Ltd., The	23,000	109,371
Benesse Holdings Inc.	1,300	62,906
Bridgestone Corp.	12,100	280,626
Brother Industries Ltd.	4,300	39,827
Canon Inc.	21,300	683,680
Casio Computer Co. Ltd.	4,800	34,002
Central Japan Railway Co.	2,800	245,776
Chiba Bank Ltd., The	14,000	81,385
Chiyoda Corp.	3,077	47,804
Chubu Electric Power Co. Inc.	11,900	154,520
Chugai Pharmaceutical Co. Ltd.	4,300	90,126
Chugoku Bank Ltd., The	3,000	42,268
Chugoku Electric Power Company Inc., The	5,500	73,106
Citizen Holdings Co. Ltd.	4,800	24,265
Coca-Cola West Co. Ltd.	1,299	21,541
Cosmo Oil Co. Ltd.	11,000	20,226
Credit Saison Co. Ltd.	2,800	67,647
Dai Nippon Printing Co. Ltd.	10,000	69,730
Daicel Chemical Industries Ltd.	5,000	29,948
Daido Steel Co. Ltd.	5,000	23,221
Daihatsu Motor Co. Ltd.	4,000	66,646
Dai-ichi Life Insurance Company Ltd.	157	177,580
Daiichi Sankyo Co. Ltd.	12,540	206,562
Daikin Industries Ltd.	4,400	113,802
Dainippon Sumitomo Pharma Co. Ltd.	3,000	32,961
Daito Trust Construction Co. Ltd.	1,400	140,538
Daiwa House Industry Co. Ltd.	10,000	144,899
Daiwa Securities Group Inc.	30,000	113,949
DeNA Co. Ltd.	1,900	63,028
Denki Kagaku Kogyo KK	9,000	27,891
Denso Corp.	9,100	285,926
Dentsu Inc.	3,316	83,988
East Japan Railway Co.	6,313	417,700
Eisai Co. Ltd.	4,700	211,725
Electric Power Development Co. Ltd.	2,100	55,295
FamilyMart Co. Ltd.	1,100	54,042
Fanuc Corp.	3,600	579,450
Fast Retailing Co. Ltd.	1,000	232,238
Fuji Electric Co. Ltd.	10,000	20,282
Fuji Heavy Industries Ltd.	11,000	91,646
FUJIFILM Holdings Corp.	8,700	145,712
Fujitsu Ltd.	35,000	131,398
Fukuoka Financial Group Inc.	15,000	60,905
Furukawa Electric Co. Ltd. (b)	12,000	22,547
Gree Inc.	1,779	32,479
GS Yuasa Corp.	6,000	24,945
Gunma Bank Ltd.	7,000	35,548
Hachijuni Bank Ltd., The	7,549	41,854
Hakuhodo DY Holdings Inc.	400	26,946
Hamamatsu Photonics K.K.	1,293	44,424
Hankyu Hanshin Holdings Inc.	21,000	113,411
Hino Motors Ltd.	5,000	32,732
Hirose Electric Co. Ltd.	600	67,167

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Hisamitsu Pharmaceutical Co. Inc.	1,200	$66,415
Hitachi Chemical Co. Ltd.	1,900	25,626
Hitachi Construction Machinery Co. Ltd.	2,100	33,914
Hitachi High-Technologies Corp.	1,200	28,970
Hitachi Ltd.	87,000	483,120
Hitachi Metals Ltd.	3,000	26,727
Hokkaido Electric Power Co. Inc.	3,300	26,787
Hokuriku Electric Power Co.	3,100	37,575
Honda Motor Co. Ltd.	30,400	939,522
Hoya Corp.	8,100	177,699
Hulic Company Ltd. (b)	4,400	26,731
Ibiden Co. Ltd.	2,300	33,646
Idemitsu Kosan Co. Ltd.	400	32,716
IHI Corp.	25,000	55,680
INPEX Corp.	41	243,735
Isetan Mitsukoshi Holdings Ltd.	6,340	66,060
Isuzu Motors Ltd.	22,000	106,012
Itochu Corp.	28,000	282,668
Itochu Techno-Solutions Corp.	500	25,988
Iyo Bank Ltd., The	5,000	40,696
J. Front Retailing Co. Ltd.	8,600	48,197
Japan Petroleum Exploration Co.	500	20,038
Japan Prime Realty Investment Corp.	13	39,192
Japan Real Estate Investment Corp.	10	100,634
Japan Retail Fund Investment Corp.	35	62,494
Japan Steel Works Ltd., The	6,000	33,342
Japan Tobacco Inc.	16,800	502,887
JFE Holdings Inc.	8,500	111,976
JGC Corp.	4,000	133,217
Joyo Bank Ltd., The	12,000	58,687
JSR Corp.	3,300	54,005
JTEKT Corp.	4,300	33,990
Jupiter Telecommunications Co. Ltd.	44	44,683
JX Holdings Inc.	42,300	231,067
Kajima Corp.	15,000	40,919
Kamigumi Co. Ltd.	4,000	33,052
Kaneka Corp.	5,000	24,071
Kansai Electric Power Company Inc., The	14,100	109,981
Kansai Paint Co. Ltd.	4,000	44,332
Kao Corp.	9,800	288,132
Kawasaki Heavy Industries Ltd.	27,000	53,552
Kawasaki Kisen Kaisha Ltd. (b)	21,000	26,388
KDDI Corp.	5,000	387,812
Keikyu Corp.	9,000	84,784
Keio Corp.	11,000	82,884
Keisei Electric Railway Co. Ltd.	5,000	45,104
Keyence Corp.	870	222,791
Kikkoman Corp.	3,000	40,966
Kinden Corp.	2,000	12,583
Kintetsu Corp.	31,000	121,396
Kirin Holdings Co. Ltd.	16,000	213,943
Kobe Steel Ltd. (b)	48,000	38,029
Koito Manufacturing Company Ltd.	1,924	22,212
Komatsu Ltd.	17,300	339,078
Konami Corp.	2,200	49,953

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Konica Minolta Holdings Inc.	9,000	$69,234
Kubota Corp.	21,000	211,939
Kuraray Co. Ltd.	6,600	74,952
Kurita Water Industries Ltd.	2,200	48,640
Kyocera Corp.	2,900	251,282
Kyowa Hakko Kirin Co. Ltd.	5,000	60,381
Kyushu Electric Power Co. Inc.	7,500	61,852
Lawson Inc.	1,100	84,441
LIXIL Group Corp.	5,100	121,534
Mabuchi Motor Co. Ltd.	500	22,864
Makita Corp.	2,100	81,289
Marubeni Corp.	31,000	197,083
Marui Group Co. Ltd.	4,400	31,115
Maruichi Steel Tube Ltd.	1,000	21,360
Mazda Motor Corp. (b)	48,000	56,024
McDonald’s Holdings Company Ltd. (Japan)	1,300	37,035
MEDIPAL HOLDINGS CORP.	2,900	39,919
MEIJI Holdings Company Ltd.	1,068	53,001
Miraca Holdings Inc.	1,090	48,950
Mitsubishi Chemical Holdings Corp.	25,000	95,488
Mitsubishi Corp.	26,600	481,802
Mitsubishi Electric Corp.	36,000	265,350
Mitsubishi Estate Co. Ltd.	24,000	458,883
Mitsubishi Gas Chemical Co. Inc.	7,000	35,110
Mitsubishi Heavy Industries Ltd.	57,000	246,506
Mitsubishi Logistics Corp.	2,000	23,772
Mitsubishi Materials Corp.	21,000	66,070
Mitsubishi Motors Corp. (b)	71,968	66,382
Mitsubishi Tanabe Pharma Corp.	4,300	65,258
Mitsubishi UFJ Financial Group Inc.	238,000	1,113,733
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,050	44,206
Mitsui & Co. Ltd.	32,400	454,561
Mitsui Chemicals Inc.	15,000	29,224
Mitsui Fudosan Co. Ltd.	16,000	319,722
Mitsui OSK Lines Ltd.	21,000	48,856
Mitsui Sumitomo Insurance Group Holdings Inc.	9,300	160,540
Mizuho Financial Group Inc.	425,929	691,298
Murata Manufacturing Co. Ltd.	3,800	202,299
Nabtesco Corp.	1,745	32,123
Namco Bandai Holdings Inc.	3,200	54,211
NEC Corp. (b)	49,000	77,758
Nexon Co. Ltd. (b)	2,000	27,613
NGK Insulators Ltd.	5,000	59,823
NGK Spark Plug Co. Ltd.	3,000	31,562
NHK Spring Co. Ltd.	3,000	25,778
Nidec Corp.	2,000	146,096
Nikon Corp.	6,300	173,233
Nintendo Co. Ltd.	2,000	254,046
Nippon Building Fund Inc.	12	129,349
Nippon Electric Glass Co. Ltd.	7,500	41,328
Nippon Express Co. Ltd.	16,000	60,604
Nippon Meat Packers Inc.	3,000	38,474
Nippon Paper Group Inc.	1,800	21,173
Nippon Steel Corp.	96,000	196,583

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Nippon Telegraph & Telephone Corp.	8,213	$390,775
Nippon Yusen Kabushiki Kaish	29,000	51,229
Nishi-Nippon City Bank Ltd., The	12,000	27,775
Nissan Motor Co. Ltd.	46,400	394,896
Nisshin Seifun Group Inc.	3,300	40,570
Nisshin Steel Co. Ltd. (c)	12,000	12,692
Nissin Foods Holdings Co. Ltd.	1,100	43,090
Nitori Holdings Co. Ltd.	600	55,688
Nitto Denko Corp.	3,100	147,560
NKSJ Holdings Inc.	6,900	134,563
NOK Corp.	2,000	32,061
Nomura Holdings Inc.	67,700	241,764
Nomura Real Estate Holdings Inc.	1,800	31,562
Nomura Real Estate Office Fund Inc.	5	31,332
Nomura Research Institute Ltd.	2,000	41,217
NSK Ltd.	8,000	46,463
NTN Corp.	9,000	18,098
NTT Data Corp.	23	72,213
NTT DoCoMo Inc.	286	462,083
NTT Urban Development Corp.	23	18,664
Obayashi Corp.	12,000	54,686
Odakyu Electric Railway Co. Ltd.	12,000	126,116
Oji Paper Co. Ltd.	16,000	48,693
Olympus Corp. (b)	4,100	80,047
Omron Corp.	3,800	73,023
Ono Pharmaceutical Co. Ltd.	1,500	92,298
Oracle Corp. Japan	700	36,050
Oriental Land Co. Ltd.	1,000	131,667
Orix Corp.	1,960	196,313
Osaka Gas Co. Ltd.	35,000	153,994
OTSUKA Corp.	300	26,829
Otsuka Holdings Co. Ltd.	6,631	205,501
Panasonic Corp.	41,100	271,936
Rakuten Inc.	13,600	138,285
Resona Holdings Inc.	35,495	145,334
Ricoh Co. Ltd.	12,000	101,337
RINNAI Corp.	600	44,780
Rohm Co. Ltd.	1,800	60,617
Sankyo Co. Ltd.	1,000	46,523
Sanrio Co. Ltd.	800	28,613
Santen Pharmaceutical Co. Ltd.	1,400	64,218
SBI Holdings Inc.	4,000	25,771
Secom Co. Ltd.	3,900	203,278
Sega Sammy Holdings Inc.	3,926	74,082
Seiko Epson Corp.	2,600	15,878
Sekisui Chemical Co. Ltd.	8,000	64,433
Sekisui House Ltd.	10,000	99,274
Seven & I Holdings Co. Ltd.	14,080	431,458
Seven Bank Ltd.	11,000	33,564
Sharp Corp.	19,000	46,987
Shikoku Electric Power Co. Inc.	3,100	34,946
Shimadzu Corp.	4,000	28,075
Shimamura Co. Ltd.	400	46,567
Shimano Inc.	1,400	101,649
Shimizu Corp.	11,000	37,000
Shin-Etsu Chemical Co. Ltd.	7,700	432,733

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Shinsei Bank Ltd.	26,000	$33,586
Shionogi & Co. Ltd.	5,700	86,862
Shiseido Co. Ltd.	6,700	91,839
Shizuoka Bank Ltd., The	10,000	102,326
Showa Denko K.K.	28,000	44,426
Showa Shell Sekiyu K.K.	3,400	17,993
SMC Corp.	1,000	160,934
Softbank Corp.	16,700	675,206
Sojitz Corp.	22,100	28,572
Sony Corp.	18,700	218,662
Sony Financial Holdings Inc.	3,200	54,559
Square Enix Holdings Co. Ltd.	1,200	18,291
Stanley Electric Co. Ltd.	2,800	41,451
SUMCO Corp. (b)	2,300	15,484
Sumitomo Chemical Co. Ltd.	27,000	68,783
Sumitomo Corp.	21,200	285,195
Sumitomo Electric Industries Ltd.	14,300	151,232
Sumitomo Heavy Industries Ltd.	10,000	34,089
Sumitomo Metal Industries Ltd. (c)	64,000	94,388
Sumitomo Metal Mining Co. Ltd.	10,000	125,814
Sumitomo Mitsui Financial Group Inc.	25,089	781,728
Sumitomo Mitsui Trust Holdings Inc.	58,000	172,193
Sumitomo Realty & Development Co. Ltd.	7,000	185,489
Sumitomo Rubber Industries Ltd.	3,100	36,867
Suruga Bank Ltd.	4,000	45,337
Suzuken Co. Ltd.	1,280	42,440
Suzuki Motor Corp.	7,198	139,806
Sysmex Corp.	1,400	67,318
T&D Holdings Inc.	10,700	115,531
TAIHEIYO CEMENT CORP.	20,000	43,054
Taisei Corp.	19,000	54,442
Taisho Pharmaceutical Holdings Co. Ltd.	700	56,934
Taiyo Nippon Sanso Corp.	5,000	26,298
Takashimaya Co. Ltd.	5,000	34,280
Takeda Pharmaceutical Co. Ltd.	14,900	685,513
TDK Corp.	2,300	85,528
Teijin Ltd.	18,000	43,985
Terumo Corp.	2,800	120,387
THK Co. Ltd.	2,200	33,615
Tobu Railway Co. Ltd.	19,000	102,234
Toho Co. Ltd.	2,200	40,450
Toho Gas Co. Ltd.	8,000	53,085
Tohoku Electric Power Co. Inc. (b)	8,400	67,511
Tokio Marine Holdings Inc.	13,500	343,529
Tokyo Electric Power Company Inc. (b)	26,900	44,283
Tokyo Electron Ltd.	3,200	136,320
Tokyo Gas Co. Ltd.	46,000	252,951
Tokyu Corp.	21,000	100,312
Tokyu Land Corp.	8,000	42,752
TonenGeneral Sekiyu KK	5,000	43,368
Toppan Printing Co. Ltd.	10,000	57,999
Toray Industries Inc.	27,000	159,733
Toshiba Corp.	75,000	240,375

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Tosoh Corp.	10,000	$18,986
Toto Ltd.	5,000	36,729
Toyo Seikan Kaisha Ltd.	2,800	29,908
Toyo Suisan Kaisha Ltd.	2,000	50,046
Toyoda Gosei Co. Ltd.	1,200	24,031
Toyota Boshoku Corp.	1,400	14,523
Toyota Industries Corp.	2,900	81,178
Toyota Motor Corp.	51,700	2,027,121
Toyota Tsusho Corp.	3,900	83,311
Trend Micro Inc.	2,000	55,764
Tsumura & Co.	1,100	34,416
UBE Industries Ltd.	19,000	40,800
Unicharm Corp.	2,100	120,404
Ushio Inc.	2,000	23,991
USS Co. Ltd.	420	44,356
West Japan Railway Co.	3,200	136,657
Yahoo Japan Corp.	272	103,483
Yakult Honsha Co. Ltd.	1,800	85,350
Yamada Denki Co. Ltd.	1,550	67,994
Yamaguchi Financial Group Inc.	4,000	32,367
Yamaha Corp.	2,900	26,849
Yamaha Motor Co. Ltd.	5,400	47,126
Yamato Holdings Co. Ltd.	6,900	109,128
Yamato Kogyo Co. Ltd.	800	23,559
Yamazaki Baking Co. Ltd.	2,000	26,767
Yaskawa Electric Corp.	4,000	26,679
Yokogawa Electric Corp.	4,200	48,475

		38,405,356

Netherlands (2.56%)
Aegon NV	31,865	165,654
Akzo Nobel NV	4,487	253,366
ArcelorMittal	17,225	247,944
ASML Holding NV	7,796	416,996
Corio NV	1,179	50,128
D.E Master Blenders 1753 NV (b)	11,009	132,754
Delta Lloyd NV	2,888	43,915
Fugro NV	1,297	88,151
Heineken Holding NV	1,893	91,960
Heineken NV	4,300	256,323
ING Groep NV (b)	71,332	564,964
Koninklijke Ahold NV	19,462	243,753
Koninklijke Boskalis Westminster NV CVA	1,279	46,204
Koninklijke DSM NV	2,876	143,467
Koninklijke KPN NV	18,648	141,953
Koninklijke Philips Electronics NV	19,624	458,170
Koninklijke Vopak NV	1,299	91,147
Randstad Holding NV	2,287	76,015
Reed Elsevier NV	13,033	173,831
SBM Offshore NV (b)	3,176	45,251
TNT Express NV	6,074	63,384
Unilever NV CVA	30,662	1,087,459
Wolters Kluwer - CVA	5,648	106,102

		4,988,891

	Shares	Value
Common Stocks (Cont.)

New Zealand (0.13%)
Auckland International Airport Ltd.	18,043	$39,148
Contact Energy Ltd. (b)	6,866	30,040
Fletcher Building Ltd.	12,554	72,263
SKYCITY Entertainment Group Ltd.	10,408	32,568
Telecom Corp. of New Zealand Ltd.	36,499	71,860

		245,879

Norway (0.97%)
Aker Solutions ASA	3,204	61,035
DnB NOR ASA	18,208	223,047
Gjensidige Forsikring Asa	3,900	54,185
Norsk Hydro ASA	17,016	79,965
Orkla ASA	14,531	110,714
Seadrill Ltd.	6,522	256,214
Statoil ASA	20,859	538,300
Subsea 7 SA	5,235	120,925
Telenor ASA	13,466	262,825
Yara International ASA	3,486	175,045

		1,882,255

Portugal (0.17%)
Banco Espirito Santo SA Reg. (b)	45,002	32,628
Energias de Portugal SA	35,503	97,539
Galp Energia SGPS SA B Shares	4,232	68,562
Jeronimo Martins SGPS SA	4,129	68,932
Portugal Telecom SGPS SA	12,356	61,053

		328,714

Singapore (1.88%)
Ascendas Real Estate Investment Trust	34,000	66,596
Capitaland Ltd.	47,000	121,064
Capitamall Trust	41,000	67,241
CapitaMalls Asia Ltd.	26,807	35,885
City Developments Ltd.	9,000	85,663
Comfortdelgro Corp. Ltd.	36,000	50,219
Cosco Corp. Singapore Ltd.	19,000	14,863
DBS Group Holdings Ltd.	33,791	394,687
Fraser and Neave Ltd.	16,894	121,754
Genting Singapore PLC	114,000	126,743
Global Logistic Properties Ltd.	41,726	85,055
Golden Agri-Resources Ltd.	125,330	66,999
Hutchison Port Holdings Trust	100,000	72,231
Jardine Cycle & Carriage Ltd.	1,863	72,720
Keppel Corp. Ltd.	27,400	253,335
Keppel Land Ltd.	14,101	40,577
Neptune Orient Lines Ltd. (b)	17,000	15,575
Noble Group Ltd.	72,800	78,138
Olam International Ltd.	27,798	46,113
Oversea-Chinese Banking Corporation Ltd.	47,797	362,500
Sembcorp Industries Ltd.	18,220	83,703
Sembcorp Marine Ltd.	15,800	63,552
Singapore Airlines Ltd.	10,267	89,610

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Singapore (Cont.)
Singapore Exchange Ltd.	16,000	$90,938
Singapore Press Holdings Ltd.	32,000	105,916
Singapore Technologies Engineering Ltd.	29,000	83,444
Singapore Telecommunications Ltd.	149,450	389,160
StarHub Ltd.	12,000	36,315
United Overseas Bank Ltd.	23,881	380,830
UOL Group Ltd.	8,639	40,214
Wilmar International Ltd.	36,000	95,054
Yangzijiang Shipbuilding Holdings Ltd.	36,548	29,023

		3,665,717

Spain (2.87%)
Abertis Infraestructuras SA	6,904	101,753
Acciona SA	474	27,003
Acerinox SA	1,980	22,242
ACS Actividades de Construccion y Servicios SA	2,750	56,679
Amadeus IT Holding SA A Shares	5,884	137,179
Banco Bilbao Vizcaya Argentaria SA	100,782	792,938
Banco de Sabadell SA	53,730	144,371
Banco Popular Espanol SA	26,550	58,124
Banco Santander SA (Madrid)	184,904	1,380,197
Bankia Sa (b)	20,517	34,332
CaixaBank	14,503	54,624
CaixaBank Rights (b) (c)	14,503	1,136
Distribuidora Internacional de Alimentacion SA	11,086	61,227
Enagas SA	3,355	66,161
Ferrovial SA	7,510	97,841
Gas Natural SDG SA	6,780	95,941
Grifols SA (b)	2,717	89,806
Grifols SA Class B (b)	247	5,605
Iberdrola SA	73,109	331,477
Industria de Diseno Textil SA	4,076	506,455
International Consolidated Airlines Group SA (b)	17,929	43,168
Mapfre SA	14,174	38,863
Red Electrica Corporacion SA	2,041	96,736
Repsol SA	15,496	301,151
Telefonica SA	75,746	1,012,394
Zardoya Otis SA	2,859	33,632

		5,591,035

Sweden (3.19%)
Alfa Laval AB	6,241	113,404
Assa Abloy AB Class B	6,375	206,978
Atlas Copco AB Class A	12,529	292,757
Atlas Copco AB Class B	7,269	152,368
Boliden AB	5,049	84,438
Electrolux AB Series B	4,525	111,811
Elekta AB B Shares	6,672	88,085
Getinge AB B Shares	3,687	111,305
Hennes & Mauritz AB (H&M) B Shares	17,878	622,211
Hexagon AB B Shares	4,256	91,529
Holmen AB Class B	962	26,303

	Shares	Value
Common Stocks (Cont.)

Sweden (Cont.)
Husqvarna AB B Shares	8,301	$42,410
Industrivarden AB C Shares	2,307	33,059
Investment AB Kinnevik B Shares	3,925	81,595
Investor AB B Shares	8,497	187,249
Lundin Petroleum AB (b)	4,181	102,107
Millicom International Cellular SA SDR	1,137	105,498
Modern Times Group B Shares	896	39,638
Nordea Bank AB	49,113	486,120
Ratos AB B Shares	3,562	31,434
Sandvik AB	18,761	255,168
Scania AB Class B	5,897	108,410
Securitas AB Class B	5,922	44,499
Skandinaviska Enskilda Banken AB Class A	26,151	219,130
Skanska AB Class B	7,370	119,540
SKF AB B Shares	7,282	157,362
SSAB Svenskt Stal AB Series A	3,017	21,482
Svenska Cellulosa AB B Shares	10,773	200,290
Svenska Handelsbanken AB A Shares	9,178	344,441
Swedbank AB - A Shares	15,727	295,809
Swedish Match AB	3,776	152,859
Tele2 AB Class B	5,918	107,482
Telefonaktiebolaget LM Ericsson B Shares	56,197	512,578
TeliaSonera AB	40,751	293,230
Volvo AB B Shares	26,002	365,314

		6,207,893

Switzerland (8.50%)
ABB Ltd. Reg. (b)	41,527	779,178
Actelion Ltd. Reg. (b)	2,113	105,915
Adecco SA Reg. (b)	2,435	116,232
Aryzta AG (b)	1,552	74,497
Baloise Holding AG Reg.	894	70,352
Banque Cantonale Vaudoise (BCV) Reg.	57	29,570
Barry Callebaut AG Reg. (b)	34	31,570
Compagnie Financiere Richemont SA Class A	9,736	584,579
Credit Suisse Group AG Reg. (b)	23,065	487,692
GAM Holding AG (b)	3,532	46,095
Geberit AG Reg. (b)	690	150,284
Givaudan SA Reg. (b)	154	146,208
Holcim Ltd. Reg. (b)	4,246	270,432
Julius Baer Group Ltd. (b)	3,851	134,327
Kuehne & Nagel International AG Reg.	1,002	113,390
Lindt & Spruengli AG (b)	16	50,630
Lindt & Spruengli AG Reg. (b)	2	72,225
Lonza Group AG Reg. (b)	914	47,840
Nestle SA Reg.	61,864	3,903,454
Novartis AG	43,141	2,640,379
Pargesa Holding SA	503	33,299
Partners Group Holding AG	245	51,006
Roche Holding AG	13,178	2,464,900

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Switzerland (Cont.)
Schindler Holding AG	898	$110,564
Schindler Holding AG Reg.	401	49,546
SGS SA Reg	102	209,756
Sika AG	43	87,712
Sonova Holding AG Reg. (b)	909	91,973
Straumann Holding AG Reg.	153	20,346
Sulzer AG Reg.	461	67,292
Swatch Group AG Reg., The	842	58,619
Swatch Group AG, The	579	231,226
Swiss Life Holding AG Reg. (b)	586	69,989
Swiss Prime Site AG Reg. (b)	943	77,982
Swiss Re Ag (b)	6,582	423,511
Swisscom AG	437	175,928
Syngenta AG Reg.	1,765	660,255
Transocean Ltd.	6,690	299,507
UBS AG Reg. (b)	67,809	825,694
Zurich Financial Services AG (b)	2,741	683,351

		16,547,305

United Kingdom (23.01%)
3i Group PLC	18,448	66,483
Aberdeen Asset Management PLC	15,540	78,190
Admiral Group PLC	3,937	67,098
Aggreko Plc	4,955	185,488
AMEC PLC	6,174	114,574
Anglo American PLC	26,147	769,721
Antofagasta PLC	7,341	150,138
ARM Holdings PLC	26,409	246,492
Associated British Foods PLC	6,686	139,318
AstraZeneca PLC	23,675	1,130,362
Aviva PLC	53,863	278,329
Babcock International Group PLC	6,564	98,419
BAE Systems PLC	61,892	325,410
Balfour Beatty PLC	13,210	64,921
Barclays PLC	215,978	750,006
BG Group PLC	63,888	1,292,755
BHP Billiton PLC	39,451	1,231,977
BP PLC	356,850	2,515,748
British American Tobacco PLC	36,605	1,880,888
British Land Co. PLC	15,497	130,890
British Sky Broadcasting Group PLC	20,375	244,551
BT Group PLC	144,874	540,053
Bunzl PLC	6,336	113,623
Burberry Group PLC	8,296	134,329
Capita PLC	12,718	159,281
Capital Shopping Centres Group PLC	10,742	56,899
Carnival PLC	3,381	124,542
Centrica PLC	96,603	511,185
Cobham PLC	20,495	73,517
Compass Group PLC	35,341	390,668
Croda International PLC	2,427	95,276
Diageo PLC	47,052	1,324,897
Eurasian Natural Resources Corp.	4,709	23,544
Evraz PLC	5,898	23,551
Experian PLC	18,694	311,268
Fresnillo PLC	3,335	100,100

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
G4S PLC	26,089	$112,060
GKN PLC	29,781	103,549
GlaxoSmithKline PLC	93,800	2,165,149
Glencore International Plc	70,721	392,820
Hammerson PLC	13,360	97,517
HSBC Holdings PLC	340,556	3,163,680
ICAP PLC	10,458	54,362
IMI PLC	5,724	83,385
Imperial Tobacco Group PLC	18,592	688,769
Inmarsat PLC	8,616	82,262
InterContinental Hotels Group PLC	5,530	145,216
Intertek Group PLC	3,014	133,625
Invensys PLC	15,644	59,306
Investec PLC	11,008	68,150
ITV PLC	67,564	96,585
J Sainsbury PLC	22,870	128,529
Johnson Matthey PLC	3,807	148,701
Kazakhmys PLC	3,909	43,857
Kingfisher PLC	44,430	189,937
Land Securities Group PLC	14,586	179,761
Legal & General Group PLC	109,703	234,205
Lloyds Banking Group PLC (b)	798,083	502,517
London Stock Exchange Group PLC	3,580	54,612
Lonmin PLC	2,935	26,500
Man Group PLC	36,033	48,047
Marks & Spencer Group PLC	29,379	169,546
Meggitt PLC	14,507	92,582
Melrose PLC	22,389	87,729
National Grid PLC	67,410	743,590
Next PLC	3,053	170,324
Old Mutual PLC	89,706	246,791
Pearson PLC	15,346	299,992
Petrofac Ltd.	4,847	125,231
Prudential PLC	47,538	617,293
Randgold Resources Ltd.	1,599	196,697
Reckitt Benckiser Group PLC	12,216	703,818
Reed Elsevier PLC	22,866	218,902
Resolution Ltd.	25,085	88,027
Rexam PLC	16,705	117,538
Rio Tinto PLC	25,192	1,177,958
Rolls-Royce Holdings PLC (b)	34,944	476,695
Royal Bank of Scotland Group PLC (b)	38,305	159,149
Royal Dutch Shell PLC Class A	69,323	2,402,458
Royal Dutch Shell PLC Class B	49,406	1,758,151
RSA Insurance Group PLC	64,711	115,686
SABMiller PLC	18,000	792,000
Sage Group PLC, The	23,239	117,755
Schroders PLC	2,153	52,907
SEGRO PLC	14,566	53,505
Serco Group PLC	9,463	88,746
Severn Trent PLC	4,494	121,863
Shire PLC	10,595	312,539
Smith & Nephew PLC	16,679	183,992
Smiths Group PLC	7,222	121,317
SSE PLC	17,592	395,867
Standard Chartered PLC	45,003	1,019,718

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Standard Life PLC	43,988	$194,175
Tate & Lyle PLC	8,795	94,598
Tesco PLC	149,782	804,331
Tui Travel PLC	9,731	36,845
Tullow Oil PLC	17,009	377,330
Unilever PLC	23,992	875,994
United Utilities Group PLC	12,767	147,601
Vedanta Resources PLC	2,224	37,102
Vodafone Group PLC	925,450	2,629,787
Weir Group PLC, The	3,929	112,476
Whitbread PLC	3,381	124,007
William Morrison Supermarkets PLC	43,619	201,115
Wolseley PLC	5,296	226,541
WPP PLC	23,351	318,061
Xstrata PLC	39,634	614,841

		44,770,762

Total Common Stocks
(cost $177,922,224)		190,934,280

Preferred Stocks (a) (0.54%)
Germany (0.54%)
Bayerische Moteren Werke (BMW) AG PFD	943	48,476
Henkel AG & Co. KGaA PFD	3,333	265,502
Porsche Automobil Holding SE PFD	2,847	170,605
ProSiebenSat.1 Media AG PFD	1,508	38,018
RWE AG-Non Voting PFD	765	30,511
Volkswagen AG PFD	2,699	493,499

		1,046,611

Total Preferred Stocks
(cost $553,983)		1,046,611

	Shares	Value
Short-term Investments (0.15%)
State Street Institutional U.S. Government Money Market Fund	297,820	$297,820

Total Short-term Investments
(cost $ 297,820)		297,820

TOTAL INVESTMENTS (98.82%)
(cost $ 178,774,027)		192,278,711
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (1.18%)		2,290,733

NET ASSETS (100.00%)		$194,569,444

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.
(b)	Non-income producing security.
(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.
(d)	At September 30, 2012, cash in the amount of $1,354,025 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR – Fiduciary Depositary Receipt

SDR – Swedish Depositary Receipt

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$53,765,050	27.96
British Pound	44,770,762	23.28
Japanese Yen	38,405,356	19.97
Australian Dollar	17,026,169	8.86
Swiss Franc	16,547,305	8.61
Swedish Krona	6,207,893	3.23
Hong Kong Dollar	6,007,865	3.12
Singapore Dollar	3,593,486	1.87
Danish Krone	2,291,425	1.19
Norwegian Krone	1,882,255	0.98
Israeli Shekel	1,165,215	0.61
United States Dollar	370,051	0.19
New Zealand Dollar	245,879	0.13

Total Investments	$192,278,711	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$45,142,264	23.20
Industrials	23,723,217	12.19
Consumer Staples	23,074,950	11.86
Health Care	19,679,359	10.11
Consumer Discretionary	19,465,106	10.00
Materials	18,474,980	9.50
Energy	15,994,637	8.22
Telecommunication Services	10,409,425	5.35
Information Technology	8,281,692	4.26
Utilities	7,735,261	3.98

Total Stocks	191,980,891	98.67
Short-term Investments	297,820	0.15
Cash and Other Assets, Net of Liabilities	2,290,733	1.18

Net Assets	$194,569,444	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	3	December 2012	$342,698	$341,064	$(1,634)
Euro Stoxx 50	30	December 2012	985,072	946,439	(38,633)
FTSE 100 Index	10	December 2012	943,947	922,535	(21,412)
Hang Seng Index	1	October 2012	132,511	134,607	2,096
TOPIX Index	6	December 2012	557,406	565,095	7,689

Total					$(51,894)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
British Pound	Citibank N.A.	12/19/2012	$180,460	$(290,000)	$1,344	$—
Hong Kong Dollar	Citibank N.A.	12/19/2012	139,550	(18,000)	—	(2)
Japanese Yen	Goldman Sachs Capital Markets LP	12/19/2012	24,488,100	(315,000)	—	(977)
Australian Dollar	Morgan Stanley and Co. Inc.	12/19/2012	(106,211)	110,000	—	(173)
Australian Dollar	Morgan Stanley and Co. Inc.	12/19/2012	(106,211)	110,000	—	(173)
Australian Dollar	Morgan Stanley and Co. Inc.	12/19/2012	(106,211)	110,000	—	(173)
British Pound	Goldman Sachs Capital Markets LP	12/19/2012	(81,113)	130,000	—	(953)
Euro	Morgan Stanley and Co. Inc.	12/19/2012	(124,037)	160,000	473	—
Japanese Yen	Morgan Stanley and Co. Inc.	12/19/2012	(29,486,214)	380,000	1,884	—
Swiss Franc	Citibank N.A.	12/19/2012	(93,747)	100,000	182	—

Total					$3,883	$(2,451)

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Shares	Value
Registered Investment Companies (99.85%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	6,588,554	$78,074,368
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	18,726,820	122,660,669

Total Registered Investment Companies
(cost $ 206,355,658)		200,735,037

TOTAL INVESTMENTS (99.85%)
(cost $ 206,355,658)		200,735,037
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.15%)		298,349

NET ASSETS (100.00%)		$201,033,386

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (46.36%)

Aerospace/Defense (0.90%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$1,024,970
Northrop Grumman Corp.
3.700%, 08/01/2014	500,000	527,285
5.050%, 08/01/2019	500,000	587,512
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,608,855
Northrop Grumman Corp.
3.500%, 03/15/2021	500,000	537,592
Lockheed Martin Corp.
3.350%, 09/15/2021	2,000,000	2,113,006

		6,399,220

Agriculture, Foods, & Beverage (3.70%)
Bottling Group LLC
4.625%, 11/15/2012	500,000	502,454
Kellogg Co.
5.125%, 12/03/2012	500,000	503,980
Kraft Foods Inc.
6.000%, 02/11/2013	500,000	509,442
Pepsico Inc.
4.650%, 02/15/2013	500,000	504,222
HJ Heinz Co.
5.350%, 07/15/2013	1,000,000	1,038,023
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	544,958
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,118,944
Hershey Co.
5.450%, 09/01/2016	500,000	583,829
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,193,597
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	584,047
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,421,530
Kraft Foods Inc.
6.125%, 02/01/2018	131,000	159,940
Kraft Foods Group Inc. (a)
6.125%, 08/23/2018	369,000	451,958
Pepsico Inc.
7.900%, 11/01/2018	500,000	677,862
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	1,090,687
Kellogg Co.
4.000%, 12/15/2020	1,000,000	1,121,036
Campbell Soup Co.
4.250%, 04/15/2021	2,000,000	2,289,430
Hormel Foods Corp.
4.125%, 04/15/2021	1,000,000	1,132,631
HJ Heinz Co.
3.125%, 09/12/2021	1,000,000	1,040,257
2.850%, 03/01/2022	2,000,000	2,044,310
Pepsico Inc.
2.750%, 03/05/2022	1,500,000	1,557,260

	Principal amount	Value
Corporate Bonds (Cont.)

Agriculture, Foods, & Beverage (Cont.)
Kellogg Co.
3.125%, 05/17/2022	$2,000,000	$2,105,056
Kraft Foods Group Inc. (a)
3.500%, 06/06/2022	1,500,000	1,584,886
Sysco Corp.
2.600%, 06/12/2022	1,000,000	1,031,454
Campbell Soup Co.
2.500%, 08/02/2022	500,000	499,688

		26,291,481

Automotive (0.53%)
Daimler Finance NA LLC
6.500%, 11/15/2013	500,000	532,254
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,171,104
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	1,084,205

		3,787,563

Banks (1.62%)
Wachovia Corp.
5.700%, 08/01/2013	500,000	522,020
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	537,282
US Bank NA
4.950%, 10/30/2014	500,000	542,613
Fifth Third Bank
4.750%, 02/01/2015	500,000	535,148
Wachovia Bank NA
5.600%, 03/15/2016	500,000	563,132
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	572,260
Wachovia Corp.
5.750%, 06/15/2017	500,000	599,295
KFW
4.875%, 06/17/2019	1,000,000	1,219,400
Bank of New York Mellon Corp.
3.550%, 09/23/2021	2,000,000	2,170,288
Wells Fargo & Co.
3.500%, 03/08/2022	2,000,000	2,132,914
US Bancorp
3.000%, 03/15/2022	2,000,000	2,093,794

		11,488,146

Building Materials & Construction (0.90%)
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	508,876
CRH America Inc.
5.300%, 10/15/2013	1,000,000	1,040,593
6.000%, 09/30/2016	500,000	557,786
5.750%, 01/15/2021	1,000,000	1,107,645
Fluor Corp.
3.375%, 09/15/2021	2,000,000	2,125,176

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Building Materials & Construction (Cont.)
Sonoco Products Co.
4.375%, 11/01/2021	$1,000,000	$1,076,437

		6,416,513

Chemicals (2.43%)
E.I. du Pont de Nemours and Co.
5.000%, 01/15/2013	167,000	169,162
4.125%, 03/06/2013	500,000	507,936
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	510,848
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	534,519
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,172,540
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	597,660
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	628,536
PPG Industries Inc.
7.400%, 08/15/2019	500,000	622,764
3.600%, 11/15/2020	1,000,000	1,079,038
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	1,112,391
Praxair Inc.
4.050%, 03/15/2021	1,000,000	1,126,567
3.000%, 09/01/2021	1,000,000	1,061,322
Dow Chemical Co., The
4.125%, 11/15/2021	1,000,000	1,088,075
Praxair Inc.
2.450%, 02/15/2022	1,000,000	1,005,952
Syngenta Finance NV
3.125%, 03/28/2022	2,000,000	2,101,000
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,299,182
PPG Industries Inc.
2.700%, 08/15/2022	2,000,000	2,005,640
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	662,448

		17,285,580

Colleges (0.17%)
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,184,380
Commercial Service/Supply (0.68%)
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	523,942
5.750%, 09/15/2017	500,000	544,973
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	607,708
4.300%, 06/01/2021	1,000,000	1,101,120
3.250%, 06/01/2022	2,000,000	2,042,876

		4,820,619

	Principal amount	Value
Corporate Bonds (Cont.)

Computer Software & Services (0.76%)
Texas Instruments Inc.
1.650%, 08/03/2019	$1,000,000	$1,004,705
Microsoft Corp.
3.000%, 10/01/2020	2,000,000	2,190,916
Intel Corp.
3.300%, 10/01/2021	2,000,000	2,172,342

		5,367,963

Computers (1.16%)
International Business Machines Corp.
6.500%, 10/15/2013	500,000	531,847
5.700%, 09/14/2017	500,000	612,826
1.875%, 05/15/2019	2,000,000	2,074,350
Hewlett-Packard Co.
3.750%, 12/01/2020	1,000,000	997,385
4.300%, 06/01/2021	2,000,000	2,039,498
International Business Machines Corp.
1.875%, 08/01/2022	1,000,000	973,398
Hewlett-Packard Co.
4.050%, 09/15/2022	1,000,000	1,011,678

		8,240,982

Consumer & Marketing (3.29%)
Clorox Co.
5.450%, 10/15/2012	1,000,000	1,001,693
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	506,232
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,084,724
Clorox Co.
5.000%, 01/15/2015	500,000	545,649
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,077,756
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,185,775
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	614,052
Danaher Corp.
5.625%, 01/15/2018	500,000	604,035
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,258,245
McDonald’s Corp.
1.875%, 05/29/2019	500,000	518,692
Colgate-Palmolive Co.
2.950%, 11/01/2020	1,000,000	1,071,531
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,520,074
Clorox Co.
3.800%, 11/15/2021	1,000,000	1,073,530
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	1,052,090

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Consumer & Marketing (Cont.)
Valspar Corp.
4.200%, 01/15/2022	$2,000,000	$2,174,298
Procter & Gamble Co., The
2.300%, 02/06/2022	2,000,000	2,044,514
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	2,026,360
Clorox Co.
3.050%, 09/15/2022	1,000,000	1,019,665
Colgate-Palmolive Co.
1.950%, 02/01/2023	1,000,000	974,557

		23,353,472

Electronic/Electrical Manufacturing (0.30%)
General Electric Co.
5.000%, 02/01/2013	500,000	507,618
Emerson Electric Co.
4.500%, 05/01/2013	500,000	511,701
4.750%, 10/15/2015	1,000,000	1,113,099

		2,132,418

Financial Services (1.61%)
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	1,030,246
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	528,744
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	545,718
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	574,972
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	577,256
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,183,375
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,221,292
General Electric Capital Corp.
4.650%, 10/17/2021	1,000,000	1,120,774
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,109,250
General Electric Capital Corp.
3.150%, 09/07/2022	1,500,000	1,506,728
JPMorgan Chase & Co.
3.250%, 09/23/2022	2,000,000	2,027,788

		11,426,143

Forest Products & Paper (0.17%)
International Paper Co.
5.250%, 04/01/2016	500,000	554,725
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	656,362

		1,211,087

Health Care (5.37%)
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	507,488

	Principal amount	Value
Corporate Bonds (Cont.)

Health Care (Cont.)
Wyeth
5.500%, 03/15/2013	$500,000	$511,856
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	510,934
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	1,022,236
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,055,857
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,055,679
GlaxoSmithKline Capital Inc.
4.375%, 04/15/2014	1,000,000	1,060,543
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,082,700
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,070,936
Amgen Inc.
4.850%, 11/18/2014	500,000	542,911
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	550,816
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,097,537
Medtronic Inc.
4.750%, 09/15/2015	500,000	559,676
Abbott Laboratories
5.875%, 05/15/2016	750,000	883,588
Baxter International Inc.
5.900%, 09/01/2016	500,000	596,670
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	2,372,186
Wyeth
5.450%, 04/01/2017	500,000	596,042
Amgen Inc.
5.850%, 06/01/2017	500,000	597,004
Johnson & Johnson
5.550%, 08/15/2017	500,000	609,872
AstraZeneca PLC
5.900%, 09/15/2017	500,000	614,174
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	618,748
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,185,245
Baxter International Inc.
4.500%, 08/15/2019	500,000	580,270
AstraZeneca PLC
1.950%, 09/18/2019	1,500,000	1,526,289
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	1,078,575
CR Bard Inc.
4.400%, 01/15/2021	1,000,000	1,158,595
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,136,373
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,142,262
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,071,011

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Health Care (Cont.)
Amgen Inc.
3.875%, 11/15/2021	$1,000,000	$1,074,521
Medtronic Inc.
3.125%, 03/15/2022	1,000,000	1,064,903
GlaxoSmithKline Capital Inc.
2.850%, 05/08/2022	2,000,000	2,077,238
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,458,402
Baxter International Inc.
2.400%, 08/15/2022	2,000,000	2,014,538
Merck & Co. Inc.
2.400%, 09/15/2022	2,000,000	2,016,096
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	2,023,602

		38,125,373

Machinery & Manufacturing (4.79%)
Cooper U.S. Inc.
5.250%, 11/15/2012	1,000,000	1,005,598
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	507,804
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	778,346
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,110,329
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,082,859
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	552,273
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,114,598
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,155,033
Caterpillar Inc.
5.700%, 08/15/2016	500,000	589,492
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,165,702
Honeywell International Inc.
5.300%, 03/15/2017	500,000	591,144
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	603,610
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	604,920
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	2,177,568
Covidien International
6.000%, 10/15/2017	500,000	614,628
United Technologies Corp.
5.375%, 12/15/2017	500,000	608,243
Cooper U.S. Inc.
3.875%, 12/15/2020	1,000,000	1,094,587
Dover Corp.
4.300%, 03/01/2021	1,000,000	1,157,358
Honeywell International Inc.
4.250%, 03/01/2021	1,000,000	1,173,632

	Principal amount	Value
Corporate Bonds (Cont.)

Machinery & Manufacturing (Cont.)
Caterpillar Inc.
3.900%, 05/27/2021	$1,000,000	$1,134,314
Illinois Tool Works Inc.
3.375%, 09/15/2021	1,000,000	1,075,009
Bemis Company Inc.
4.500%, 10/15/2021	1,000,000	1,098,317
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	1,029,685
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	2,000,000	2,065,450
United Technologies Corp.
3.100%, 06/01/2022	2,000,000	2,131,248
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,026,414
Covidien International
3.200%, 06/15/2022	2,000,000	2,113,324
3M Co.
2.000%, 06/26/2022	1,500,000	1,497,738
Parker Hannifin Corp.
3.500%, 09/15/2022	1,000,000	1,077,811
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	2,000,000	2,064,522

		34,001,556

Media & Broadcasting (1.29%)
Thomson Corp.
5.700%, 10/01/2014	1,000,000	1,093,832
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,185,004
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	588,220
Walt Disney Co., The
2.750%, 08/16/2021	2,000,000	2,105,172
Thomson Reuters Corp.
3.950%, 09/30/2021	1,000,000	1,090,273
Walt Disney Co., The
2.550%, 02/15/2022	1,000,000	1,027,158
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,074,856

		9,164,515

Mining & Metals (1.79%)
BHP Finance USA
4.800%, 04/15/2013	500,000	512,114
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,077,880
Alcan Inc.
5.000%, 06/01/2015	1,000,000	1,103,155
Alcoa Inc.
5.550%, 02/01/2017	500,000	560,160
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	585,246
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	1,000,000	1,054,961

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Mining & Metals (Cont.)
4.125%, 05/20/2021	$2,000,000	$2,212,052
Barrick NA Finance LLC
4.400%, 05/30/2021	1,000,000	1,087,956
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,500,000	1,590,446
Alcoa Inc.
5.870%, 02/23/2022	750,000	806,695
BHP Billiton Finance USA Ltd.
2.875%, 02/24/2022	1,000,000	1,034,852
Barrick Gold Corp.
3.850%, 04/01/2022	1,000,000	1,049,762

		12,675,279

Oil & Gas (3.58%)
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	508,952
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	513,462
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	592,890
Apache Corp.
5.625%, 01/15/2017	500,000	595,742
Shell International Finance
5.200%, 03/22/2017	500,000	591,500
Canadian National Resources
5.700%, 05/15/2017	500,000	594,257
Weatherford International Inc.
6.350%, 06/15/2017	500,000	582,137
EOG Resources Inc.
5.875%, 09/15/2017	500,000	608,995
Husky Energy Inc.
6.200%, 09/15/2017	500,000	591,710
Encana Corp.
5.900%, 12/01/2017	500,000	594,290
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,212,541
ConocoPhillips
6.000%, 01/15/2020	500,000	641,276
Trans-Canada Pipelines
3.800%, 10/01/2020	1,000,000	1,123,179
Apache Corp.
3.625%, 02/01/2021	500,000	552,053
Occidental Petroleum Corp.
4.100%, 02/01/2021	1,000,000	1,153,125
Canadian National Resources
3.450%, 11/15/2021	1,000,000	1,075,563
Total Capital International SA
2.875%, 02/17/2022	2,000,000	2,079,860
Apache Corp.
3.250%, 04/15/2022	1,000,000	1,074,945
Devon Energy Corp.
3.250%, 05/15/2022	1,500,000	1,560,681
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	2,023,170

	Principal amount	Value
Corporate Bonds (Cont.)

Oil & Gas (Cont.)
Shell International Finance
2.375%, 08/21/2022	$2,000,000	$2,019,006
Total Capital International SA
2.700%, 01/25/2023	1,000,000	1,019,283
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	2,055,900
EOG Resources Inc.
2.625%, 03/15/2023	2,000,000	2,021,556

		25,386,073

Retailers (2.10%)
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	1,024,632
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	1,023,958
Walgreen Co.
4.875%, 08/01/2013	500,000	517,634
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,126,644
Target Corp.
5.875%, 07/15/2016	1,000,000	1,182,086
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	581,110
McDonald’s Corp.
5.300%, 03/15/2017	500,000	590,666
Target Corp.
5.375%, 05/01/2017	500,000	596,352
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	603,022
Home Depot Inc.
3.950%, 09/15/2020	1,000,000	1,147,652
Wal-Mart Stores Inc.
3.250%, 10/25/2020	2,000,000	2,199,804
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,182,607
Lowe’s Companies Inc.
3.800%, 11/15/2021	1,000,000	1,103,903
3.120%, 04/15/2022	1,000,000	1,037,049
Walgreen Co.
3.100%, 09/15/2022	1,000,000	1,014,828

		14,931,947

Telecom & Telecom Equipment (1.62%)
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,012,500
Vodafone Group PLC
4.150%, 06/10/2014	500,000	529,382
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,086,183
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	562,646
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,171,073

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Telecom & Telecom Equipment (Cont.)
Vodafone Group PLC
5.450%, 06/10/2019	$500,000	$614,926
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,000,000	980,000
Vodafone Group PLC
4.375%, 03/16/2021	2,000,000	2,327,642
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,176,825
3.000%, 02/15/2022	1,000,000	1,057,195
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	998,505

		11,516,877

Transportation (1.32%)
United Parcel Services Inc.
3.125%, 01/15/2021	1,500,000	1,619,032
Burlington North Santa Fe
3.050%, 03/15/2022	1,000,000	1,033,554
Norfolk Southern Corp.
3.000%, 04/01/2022	2,000,000	2,075,916
Burlington North Santa Fe
3.050%, 09/01/2022	500,000	517,510
United Parcel Services Inc.
2.450%, 10/01/2022	2,000,000	2,018,250
Union Pacific Corp.
2.950%, 01/15/2023	2,000,000	2,074,514

		9,338,776

Utilities & Energy (6.28%)
Southern California Gas
4.800%, 10/01/2012	500,000	500,000
Georgia Power Co.
5.125%, 11/15/2012	200,000	201,127
Virginia Electric & Power
5.100%, 11/30/2012	500,000	503,748
Florida Power Corp.
4.800%, 03/01/2013	500,000	509,118
Public Service of Colorado
4.875%, 03/01/2013	500,000	509,230
Peoples Gas Light & Coke Co.
4.625%, 05/01/2013	500,000	509,352
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	1,024,996
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	517,712
PSI Energy
5.000%, 09/15/2013	1,000,000	1,042,290
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	1,059,129
Union Electric Co.
5.500%, 05/15/2014	500,000	533,980
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	1,082,685
Union Electric Co.
4.750%, 04/01/2015	500,000	540,817

	Principal amount	Value
Corporate Bonds (Cont.)

Utilities & Energy (Cont.)
Commonwealth Edison Co.
4.700%, 04/15/2015	$500,000	$545,399
Southwestern Electric Power
5.375%, 04/15/2015	500,000	540,086
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	571,648
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,140,558
Virginia Electric & Power
5.400%, 01/15/2016	500,000	573,292
Ohio Power Co.
6.000%, 06/01/2016	500,000	581,366
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	588,178
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	586,856
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	581,586
Georgia Power Co.
5.700%, 06/01/2017	500,000	600,130
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,175,674
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	604,279
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,171,264
Union Electric Co.
6.400%, 06/15/2017	500,000	614,294
Florida Power Corp.
5.800%, 09/15/2017	500,000	599,236
Virginia Electric & Power
5.950%, 09/15/2017	500,000	617,818
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	599,517
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	608,604
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	541,306
Southern California Gas
5.450%, 04/15/2018	500,000	598,266
Pacificorp
5.650%, 07/15/2018	500,000	617,270
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	686,623
Alabama Power Co.
3.375%, 10/01/2020	1,000,000	1,098,249
Pacific Gas & Electric
3.500%, 10/01/2020	1,000,000	1,103,544
Kentucky Utilities
3.250%, 11/01/2020	1,000,000	1,074,469
Appalachian Power Co.
4.600%, 03/30/2021	500,000	579,596
Pacific Gas & Electric
3.250%, 09/15/2021	1,000,000	1,079,215

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Utilities & Energy (Cont.)
Carolina Power & Light Co.
2.800%, 05/15/2022	$1,000,000	$1,040,541
Consumer Energy Co.
2.850%, 05/15/2022	1,000,000	1,043,938
Georgia Power Co.
2.850%, 05/15/2022	2,000,000	2,079,118
Detroit Edison Co.
2.650%, 06/15/2022	500,000	515,702
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	2,000,000	1,995,248
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,500,000	1,514,580
Northern States Power Co.
2.150%, 08/15/2022	500,000	499,242
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	1,001,993
Ameren Illinois Co.
2.700%, 09/01/2022	2,000,000	2,038,942
PPL Electric Utilities
2.500%, 09/01/2022	500,000	507,166
PECO Energy Co.
2.375%, 09/15/2022	500,000	503,894
Public Service of Colorado
2.250%, 09/15/2022	1,000,000	1,001,146
Tampa Electric Co.
2.600%, 09/15/2022	500,000	505,837
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	686,960
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,399,604

		44,546,418

Total Corporate Bonds
(cost $302,881,812)		329,092,381

Taxable Municipal Bonds (0.14%)
Illinois State
3.850%, 06/01/2013	1,000,000	1,020,460

Total Taxable Municipal Bonds
(cost $999,841)		1,020,460

Commercial Mortgage-Backed Securities (0.59%)
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A4
4.367%, 03/15/2036	2,000,000	2,089,950
Morgan Stanley Capital Series
2004-T13 Class A4
4.660%, 09/13/2045	2,000,000	2,077,446

Total Commercial Mortgage-Backed Securities
(cost $3,946,946)		4,167,396

Government Agency Securities (b) (23.28%)
Agency Commercial Mortgage-Backed Securities (8.37%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	10,000,000	10,603,620

	Principal amount	Value
Government Agency Securities (Cont.)

Agency Commercial Mortgage-Backed Securities (Cont.)
2.373%, 05/25/2040(c)	$10,000,000	$10,250,000
Federal National Mortgage Association
3.044%, 01/25/2022	10,000,000	10,719,460
2.715%, 02/25/2022	7,000,000	7,355,733
2.482%, 04/25/2022	10,000,000	10,299,570
2.377%, 05/25/2022	10,000,000	10,186,480

		59,414,863

Agency Mortgage-Backed Securities (13.74%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	158,831	171,868
5.000%, 09/01/2018	149,578	164,145
5.000%, 09/01/2018	89,133	96,448
4.500%, 11/01/2018	292,707	314,582
5.500%, 11/01/2018	108,708	118,864
5.000%, 01/01/2019	111,556	120,712
5.000%, 04/01/2019	142,872	154,598
4.500%, 05/01/2019	180,409	198,288
4.000%, 05/01/2019	121,173	129,152
5.500%, 06/01/2019	255,286	279,135
5.000%, 01/01/2020	126,392	136,766
5.500%, 04/01/2020	198,289	216,813
5.500%, 07/01/2020	323,002	353,177
6.000%, 07/01/2021	298,820	329,141
4.500%, 05/01/2024	886,602	951,475
4.500%, 05/01/2024	325,094	348,780
4.500%, 09/01/2024	707,171	758,693
5.000%, 10/01/2024	965,136	1,048,465
4.000%, 10/01/2024	964,438	1,026,738
4.000%, 01/01/2025	879,330	941,080
4.000%, 07/01/2025	891,972	949,314
4.500%, 08/01/2025	824,968	885,072
3.500%, 04/01/2026	1,267,476	1,342,251
2.500%, 02/01/2027	5,753,767	6,054,171
6.000%, 11/01/2028	19,259	21,581
6.500%, 06/01/2029	37,166	43,670
7.500%, 12/01/2030	1,685	1,976
7.000%, 07/01/2031	4,680	5,532
6.500%, 09/01/2031	6,554	7,624
6.000%, 11/01/2032	73,817	82,716
6.000%, 12/01/2032	40,815	45,736
5.500%, 05/01/2033	599,504	661,924
5.500%, 07/01/2033	664,351	729,808
5.000%, 08/01/2033	338,597	373,883
5.500%, 03/01/2034	198,218	217,500
5.000%, 04/01/2034	216,499	235,278
6.000%, 07/01/2034	608,435	683,433
5.000%, 05/01/2035	736,794	815,210
5.500%, 05/01/2035	684,415	766,605
4.500%, 08/01/2035	259,541	279,598
5.000%, 10/01/2035	243,141	264,688
6.500%, 08/01/2036	327,627	373,310
5.500%, 10/01/2037	452,473	493,518
5.500%, 11/01/2037	583,593	636,533
6.000%, 01/01/2038	435,050	478,254

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)

Agency Mortgage-Backed Securities (Cont.)
6.000%, 01/01/2038	$245,027	$269,360
4.500%, 06/01/2039	1,225,923	1,318,743
5.000%, 06/01/2039	951,816	1,031,998
4.500%, 10/01/2039	1,585,007	1,705,014
5.000%, 10/01/2039	1,376,279	1,492,218
5.000%, 01/01/2040	594,729	644,829
4.500%, 02/01/2040	557,180	599,367
4.000%, 07/01/2041	3,018,687	3,250,245
Federal National Mortgage Association
6.000%, 09/01/2013	7,964	8,039
5.500%, 12/01/2016	22,301	24,189
5.500%, 01/01/2017	103,979	112,778
6.500%, 01/01/2017	18,481	19,848
5.500%, 01/01/2017	18,318	19,868
5.500%, 02/01/2017	88,745	96,255
5.000%, 03/01/2017	85,702	93,450
6.000%, 04/01/2017	16,538	17,843
5.500%, 01/01/2018	49,831	54,203
5.000%, 02/01/2018	98,299	107,185
5.000%, 05/01/2018	223,116	244,471
5.000%, 05/01/2018	222,073	242,149
4.500%, 05/01/2018	209,598	226,773
4.500%, 05/01/2018	209,573	226,746
5.000%, 05/01/2018	103,762	111,489
4.500%, 03/01/2019	155,519	164,800
5.500%, 10/01/2019	412,156	450,768
5.000%, 11/01/2019	284,746	310,488
4.500%, 12/01/2019	182,417	197,422
5.000%, 06/01/2020	412,749	452,255
4.500%, 09/01/2020	247,480	266,361
5.000%, 05/01/2021	390,890	423,400
5.500%, 05/01/2021	299,029	330,173
4.500%, 04/01/2023	113,092	122,112
5.000%, 01/01/2024	413,762	449,551
4.500%, 04/01/2024	198,844	214,703
4.000%, 06/01/2024	722,439	773,171
4.500%, 11/01/2024	653,973	706,130
3.500%, 12/01/2025	809,134	874,442
3.000%, 12/01/2026	1,795,807	1,906,682
7.500%, 09/01/2029	24,525	29,974
8.000%, 03/01/2030	3,565	3,745
6.500%, 05/01/2030	30,600	35,931
6.500%, 08/01/2031	5,047	5,868
7.000%, 08/01/2031	1,906	2,152
6.500%, 10/01/2031	20,358	23,669
6.000%, 11/01/2031	18,627	21,036
7.000%, 01/01/2032	32,050	37,822
3.000%, 02/01/2032	7,526,981	7,998,674
3.000%, 02/01/2032	5,294,862	5,621,714
6.000%, 03/01/2032	25,835	29,176
6.500%, 03/01/2032	11,434	13,294
6.500%, 04/01/2032	55,612	64,312
7.000%, 04/01/2032	34,509	40,315
6.500%, 05/01/2032	239,661	275,145

	Principal amount	Value
Government Agency Securities (Cont.)

Agency Mortgage-Backed Securities (Cont.)
6.000%, 05/01/2032	$20,395	$23,084
7.000%, 06/01/2032	53,500	62,539
7.000%, 06/01/2032	43,917	51,328
6.500%, 06/01/2032	14,303	16,541
6.500%, 07/01/2032	82,180	95,036
6.000%, 08/01/2032	148,065	167,813
5.500%, 10/01/2032	305,721	341,278
6.500%, 10/01/2032	160,300	185,378
6.000%, 11/01/2032	164,912	186,649
6.000%, 01/01/2033	114,666	129,780
5.500%, 03/01/2033	133,792	148,474
5.500%, 03/01/2033	94,129	104,459
6.000%, 04/01/2033	284,188	321,646
5.000%, 05/01/2033	266,395	292,766
5.000%, 05/01/2033	119,297	131,107
5.000%, 08/01/2033	325,956	358,224
5.500%, 10/01/2033	324,583	360,203
5.000%, 03/01/2034	611,026	671,515
5.500%, 05/01/2034	424,495	473,030
6.000%, 07/01/2034	253,296	284,704
5.500%, 12/01/2034	643,109	717,907
5.500%, 04/01/2035	512,126	570,680
5.500%, 07/01/2035	567,405	625,773
5.000%, 07/01/2035	563,704	617,130
5.000%, 10/01/2035	435,409	476,676
5.000%, 11/01/2035	185,922	203,543
6.000%, 08/01/2036	387,499	428,886
6.000%, 12/01/2037	172,305	190,709
5.500%, 02/01/2038	495,707	543,602
5.500%, 06/01/2038	1,160,861	1,273,021
4.500%, 03/01/2039	1,200,104	1,334,995
5.000%, 05/01/2039	1,156,524	1,277,339
4.500%, 05/01/2039	1,154,667	1,272,255
5.000%, 11/01/2039	1,523,939	1,719,329
4.500%, 01/01/2040	1,095,218	1,185,806
4.500%, 09/01/2040	1,945,250	2,112,224
3.500%, 01/01/2041	2,557,078	2,744,977
4.500%, 04/01/2041	867,260	943,329
5.000%, 05/01/2041	1,404,593	1,541,228
4.000%, 11/01/2041	3,247,128	3,503,927
Government National Mortgage Association
6.000%, 05/15/2017	56,203	61,131
6.500%, 06/15/2028	45,008	52,422
6.000%, 11/15/2028	30,463	34,656
6.500%, 03/15/2029	63,838	75,580
7.000%, 06/15/2029	19,360	23,188
7.500%, 08/20/2030	11,135	13,670
6.000%, 01/15/2032	18,484	21,097
5.500%, 10/15/2033	304,362	340,744
5.000%, 11/20/2033	451,632	502,733
6.000%, 12/20/2033	140,304	160,015
5.500%, 11/15/2038	806,325	897,230
5.000%, 09/15/2039	1,283,049	1,419,631
4.500%, 10/15/2039	2,056,009	2,268,736

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)

Agency Mortgage-Backed Securities (Cont.)
5.000%, 12/15/2039	$525,063	$580,957
4.000%, 09/20/2040	3,314,818	3,658,581
4.500%, 03/20/2041	771,097	853,613
5.000%, 05/20/2041	702,009	780,782

		97,504,106

Agency Notes & Bonds (1.17%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,551,178
Federal National Mortgage Association
5.500%, 05/10/2027	5,000,000	5,970,720
7.125%, 01/15/2030	500,000	791,349

		8,313,247

Total Government Agency Securities
(cost $156,463,096)		165,232,216

U.S. Treasury Obligations (26.75%)
U.S. Treasury Bonds
7.500%, 11/15/2016	500,000	643,086
8.125%, 08/15/2019	750,000	1,107,773
6.250%, 08/15/2023	11,000,000	15,962,034
6.875%, 08/15/2025	1,000,000	1,559,062
U.S. Treasury Notes
1.375%, 05/15/2013	5,000,000	5,037,500
2.625%, 07/31/2014	2,000,000	2,087,032
2.375%, 08/31/2014	1,000,000	1,040,586
4.250%, 11/15/2014	1,000,000	1,084,217
4.000%, 02/15/2015	2,000,000	2,175,782
4.125%, 05/15/2015	1,000,000	1,099,766
2.125%, 05/31/2015	5,000,000	5,241,795
4.250%, 08/15/2015	2,000,000	2,224,532
4.500%, 11/15/2015	10,000,000	11,289,840
4.500%, 02/15/2016	10,000,000	11,384,380
2.625%, 04/30/2016	1,000,000	1,079,297
3.250%, 07/31/2016	2,000,000	2,214,218
3.000%, 08/31/2016	1,000,000	1,099,141
2.750%, 05/31/2017	5,000,000	5,503,515
4.250%, 11/15/2017	12,000,000	14,168,436
3.500%, 02/15/2018	12,000,000	13,763,436
3.875%, 05/15/2018	2,000,000	2,345,156
3.750%, 11/15/2018	17,000,000	19,953,750
3.125%, 05/15/2019	2,000,000	2,280,000
3.625%, 08/15/2019	2,000,000	2,349,062
3.375%, 11/15/2019	10,000,000	11,593,750
3.625%, 02/15/2020	30,000,000	35,353,140
3.500%, 05/15/2020	5,000,000	5,854,295
2.000%, 11/15/2021	10,000,000	10,439,842
Total U.S. Treasury Obligations

(cost $170,456,412)		189,934,423

	Shares	Value
Short-term Investments (2.07%)
JPMorgan U.S. Government Money Market Fund	14,692,647	$14,692,647

Total Short-term Investments
(cost $14,692,647)		14,692,647

TOTAL INVESTMENTS (99.19%)
(cost $649,440,754)		704,139,523
OTHER ASSETS, NET OF LIABILITIES (0.81%)		5,760,817

NET ASSETS (100.00%)		$709,900,340

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $2,036,844 or 0.29% of net assets.
(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.
(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (b) (88.89%)

Alabama (1.99%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	Aa2	$1,000,000	$1,118,970
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,218,756
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	589,610
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A	4.750%	05/01/2027	Aaa	2,000,000	2,283,660
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,094,790
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,659,924
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,156,820

					10,122,530

Alaska (0.95%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,108,840
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,547,250
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,196,025

					4,852,115

Arizona (7.03%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	A+	2,100,000	2,520,966
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2018	AA-	500,000	566,775
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	885,000	973,686
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	AA-	1,140,000	1,381,509
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,427,205
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,199,220
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,634,910
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,127,180
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	A+	1,460,000	1,682,256
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	AA-	800,000	965,832
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	AA-	300,000	332,937
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	AA-	1,500,000	1,628,520
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,228,766
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,259,900
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	500,000	555,350
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,192,985
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,292,440
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,254,280
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,790,570
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,562,466
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,180,200

					35,757,953

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Arkansas (2.41%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2020	AA+	$150,000 $	162,237
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,132,320
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2022	Aa3	1,270,000	1,328,649
Bentonville School District No. 6 of Benton County, Arkansas Construction Bonds, Series E	3.000%	06/01/2024	Aa2	1,045,000	1,060,456
Bentonville School District No. 6 of Benton County, Arkansas Construction Bonds, Series E	3.000%	06/01/2026	Aa2	1,110,000	1,117,681
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2027	Aa3	730,000	741,994
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,596,405
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2028	Aa3	755,000	766,046
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,299,360
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2031	Aa3	2,000,000	2,072,800

					12,277,948

California (3.40%)
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	AA	1,395,000	1,451,846
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	AA	450,000	467,919
State of California, General Obligation Bonds (Prerefunded to 02-01-2013 @ 100) (c)	5.250%	02/01/2019	AA+	2,200,000	2,236,828
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa2	900,000	1,001,673
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	611,195
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A-	600,000	630,786
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa2	1,000,000	1,086,980
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	952,667
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	AA-	210,000	231,130
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A (Prerefunded to 08-01-2015 @ 100) (c)	5.000%	08/01/2025	Aa2	985,000	1,113,168
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A-	1,300,000	1,517,698
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	997,676
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	AA	1,440,000	1,653,221
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	AA-	1,000,000	1,092,160
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa2	1,000,000	1,167,030
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	1,088,800

					17,300,777

Colorado (2.25%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A (Prerefunded to 12-01-2012 @ 100) (c)	5.750%	12/01/2018	NR	1,320,000	1,331,748
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aa2	250,000	272,968
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,157,270

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Colorado (Cont.)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	$1,350,000	$1,538,082
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	AA-	2,520,000	2,777,645
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,431,207
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,569,371
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aa1	1,230,000	1,370,060

					11,448,351

Connecticut (1.35%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,159,632
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	2,000,000	2,008,660
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2023	Aa1	600,000	628,338
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,375,238
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A	4.000%	11/15/2026	AA+	950,000	1,012,301
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2026	AA+	620,000	660,660

					6,844,829

Delaware (1.09%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A	1,625,000	1,763,580
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,346,024
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (c)	5.000%	12/01/2028	NR	1,120,000	1,399,171
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	AA-	50,000	57,588

					5,566,363

Florida (3.66%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2019	Aa3	2,085,000	2,532,003
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	1,500,000	1,615,980
JEA Florida, Electric System Revenue Bonds, Series Three D-1	4.000%	10/01/2021	AA-	1,000,000	1,065,060
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	Aa1	1,265,000	1,400,810
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,713,276
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,105,080
City of Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series 2005A (Prerefunded to 10-01-2015 @ 100) (c)	5.000%	10/01/2026	A	1,350,000	1,534,666
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2026	Aa2	400,000	478,680
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	1,067,450
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,990,649
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,131,680

					18,635,334

Georgia (1.27%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aa2	1,000,000	1,100,270
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	367,402
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa3	2,000,000	2,408,360
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	1,000,000	1,190,150

See accompanying notes to schedules of investments.	57

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Georgia (Cont.)
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	$1,205,000	$1,378,821

					6,445,003

Hawaii (0.47%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,404,860

Idaho (0.82%)
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003 (Prerefunded to 08-15-2013 @ 100) (c)	4.875%	08/15/2020	A	1,000,000	1,040,190
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	AA	1,430,000	1,609,379
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,496,842

					4,146,411

Illinois (1.04%)
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	4,900,000	5,295,430

Indiana (0.98%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2019	Aa3	2,005,000	2,271,344
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	AA+	1,310,000	1,343,798
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	1,104,660
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	235,000	246,167

					4,965,969

Iowa (1.66%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2020	Aa1	1,245,000	1,413,299
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa1	850,000	961,452
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa1	1,410,000	1,574,603
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D	4.250%	06/01/2025	Aa1	1,015,000	1,088,151
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,992,524
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	Aa3	1,270,000	1,386,027

					8,416,056

Kansas (2.70%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aa3	730,000	758,594
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2020	Aa1	620,000	661,546
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aa3	245,000	253,531
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	4.250%	10/01/2022	Aaa	4,265,000	4,473,089
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	5.000%	10/01/2025	Aaa	1,000,000	1,077,350
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	2,085,603
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,779,677
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,618,456

					13,707,846

58	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Kentucky (1.44%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	Aa3	$620,000	$689,390
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A1	2,700,000	2,862,918
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,081,150
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A1	2,545,000	2,687,825

					7,321,283

Louisiana (0.21%)
State of Louisiana, General Obligation Match Bonds, Series 2006-B (Prerefunded to 07-15-2016 @ 100) (c)	5.000%	07/15/2025	Aa2	900,000	1,051,587

Maine (0.58%)
Town of Gorham, Maine, 2012 General Obligation Refunding Bonds	4.000%	11/01/2022	Aa2	1,565,000	1,843,116
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004 (Prerefunded to 07-01-2014 @ 100) (c)	5.250%	07/01/2030	Aa3	1,000,000	1,085,500

					2,928,616

Maryland (2.08%)
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,254,325
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2023	Aaa	1,845,000	2,127,968
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005 (Prerefunded to 06-01-2015 @ 100) (c)	5.000%	06/01/2023	Aaa	1,000,000	1,123,060
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2012, Second Series B, Tax-Exempt Bonds	2.250%	08/01/2023	Aaa	3,000,000	3,047,520
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	3,013,312

					10,566,185

Massachusetts (0.16%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	Aa1	800,000	832,504

Michigan (2.16%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation -Unlimited Tax)	4.000%	05/01/2019	AA	500,000	554,180
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,106,460
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2021	AA	500,000	559,165
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	834,012
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	259,726
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	AA	1,625,000	1,751,522
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	AA	1,000,000	1,114,150
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	3,089,185
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA	1,600,000	1,693,232

					10,961,632

Minnesota (1.64%)
Independent School District No. 277 (Westonka), Minnesota, General Obligation School Building Bonds, Series 2012A	2.000%	02/01/2022	Aa2	2,160,000	2,201,666

See accompanying notes to schedules of investments.	59

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Minnesota (Cont.)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	$1,000,000	$1,187,430
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,861,675
State of Minnesota, General Obligation State Trunk Highway Bonds, Series 2012B	3.000%	08/01/2026	Aa1	2,000,000	2,074,225

					8,324,996

Mississippi (0.92%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	3.000%	03/01/2019	AA-	500,000	537,430
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	AA-	1,000,000	1,217,200
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	AA-	1,000,000	1,216,430
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	AA-	1,480,000	1,721,788

					4,692,848

Missouri (1.93%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	535,000	536,723
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2023	Aa1	1,040,000	1,205,038
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	1,000,000	1,139,750
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,126,950
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,801,449
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	3,018,922

					9,828,832

Montana (0.38%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	348,166
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	295,109
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	581,595
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	720,199

					1,945,069

Nebraska (1.67%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,321,351
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2012	4.000%	06/15/2023	Aa1	2,725,000	3,224,520
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,212,822
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	AA	1,500,000	1,746,705

					8,505,398

New Hampshire (0.75%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003 (Prerefunded to 12-01-2013 @ 100) (c)	5.000%	12/01/2021	Aa2	610,000	643,276
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003 (Prerefunded to 12-01-2013 @ 100) (c)	5.000%	12/01/2023	Aa2	980,000	1,033,459
New Hampshire Municipal Bond Bank, 2011 Series E Bonds	4.000%	01/15/2024	Aa3	1,410,000	1,579,256

60	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

New Hampshire (Cont.)
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	A1	$500,000	$552,685

					3,808,676

New Jersey (4.90%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A2	1,300,000	1,358,630
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	2,000,000	2,148,540
County of Essex, New Jersey, General Obligation Bonds, Series 2010, County College Bonds, Series 2010C (Tax-Exempt)	5.000%	08/01/2019	Aa2	1,550,000	1,885,079
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.750%	11/01/2019	AA	1,735,000	1,872,828
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2020	AA	1,550,000	1,692,476
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA	775,000	844,316
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,370,157
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2023	AA	475,000	549,485
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,555,730
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2024	AA	370,000	418,577
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,499,552
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,563,500
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,639,900
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA	1,440,000	1,612,714
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,242,412
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA	1,495,000	1,662,993
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	1,025,662

					24,942,551

New Mexico (2.02%)
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2010	4.000%	08/01/2022	AA	570,000	633,937
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,185,080
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa2	1,700,000	1,914,982
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa2	1,000,000	1,066,240
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,797,975
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	542,920
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa2	1,000,000	1,150,870

					10,292,004

New York (2.76%)
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2019	Aa2	1,575,000	1,721,302

See accompanying notes to schedules of investments.	61

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

New York (Cont.)
Webster Central School District, Monroe and Wayne Counties, New York, General Obligations, School District (Serial) Bonds, 2009 Series B	3.000%	10/01/2020	AA	$2,310,000	$2,473,640
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	1,000,000	1,128,470
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA	430,000	471,091
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A1	1,000,000	1,092,810
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,449,673
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	734,149
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA	510,000	544,746
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A1	1,000,000	1,123,930
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,112,450
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	AA	950,000	1,061,140
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	AA	995,000	1,107,445

					14,020,846

North Carolina (3.48%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2020	Aa1	1,000,000	1,116,960
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	1,355,000	1,617,314
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,324,620
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,427,072
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,129,460
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,744,500
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2026	Aaa	455,000	476,162
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa2	195,000	215,672
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B	4.000%	04/01/2027	Aaa	4,000,000	4,547,760
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,833,360
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2027	Aaa	455,000	474,156
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa2	300,000	331,227
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	470,966

					17,709,229

North Dakota (0.28%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,428,609

Ohio (3.18%)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	819,510
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,261,780
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax)	5.000%	12/01/2023	Aa2	1,000,000	1,205,130
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2024	AA-	755,000	847,510
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,500,000	2,693,350
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	1,315,000	1,460,663

62	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Ohio (Cont.)
Miami University (A State University of Ohio) General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	$1,000,000	$1,196,810
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A	4.000%	02/15/2027	Aaa	1,500,000	1,691,430
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,248,660
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2028	Aaa	2,520,000	2,756,401

					16,181,244

Oklahoma (0.84%)
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,201,680
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,316,299
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	463,472
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	770,000	917,648
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	370,000	370,278

					4,269,377

Oregon (2.24%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,239,328
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	A1	705,000	735,400
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	2,106,798
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,577,758
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,715,025
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	634,627
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	367,415
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2024	Aa1	575,000	700,822
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,158,660
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2029	Aa1	940,000	1,136,422

					11,372,255

Pennsylvania (0.90%)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa2	2,575,000	2,929,938
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,654,600

					4,584,538

Rhode Island (0.99%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,065,870
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa2	1,000,000	1,099,310
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa2	2,050,000	2,281,322
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	570,150

					5,016,652

See accompanying notes to schedules of investments.	63

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

South Carolina (3.62%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	Aa3	$2,500,000	$3,066,150
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	2,100,690
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,177,192
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,500,000	1,671,195
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	AA-	2,620,000	2,967,988
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	Aa3	3,500,000	4,245,010
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	AA-	2,850,000	3,186,015

					18,414,240

South Dakota (0.24%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.375%	01/15/2021	AA-	1,210,000	1,218,337

Tennessee (3.85%)
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2018	AA-	650,000	801,203
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2019	AA-	150,000	188,130
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2020	AA-	270,000	333,736
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	175,000	199,120
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA	2,000,000	2,520,440
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	1,000,000	1,155,300
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series AA-2012	3.000%	07/01/2023	Aa2	2,000,000	2,108,660
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	900,000	1,022,301
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2012	4.000%	07/01/2025	AA	1,000,000	1,135,470
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	AA+	5,000,000	5,815,400
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (c)	4.500%	10/01/2025	AA+	425,000	477,492
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,250,000	2,495,902
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,333,801

					19,586,955

Texas (2.78%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2020	Aaa	1,000,000	1,246,640
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	775,000	896,760
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	AA-	2,000,000	2,369,880
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,745,775
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	AA	2,000,000	2,196,480
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA	900,000	980,910
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	2,365,000	2,844,433

64	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Texas (Cont.)
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	$1,565,000	$1,863,884

					14,144,762

Utah (0.89%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (c)	5.250%	04/01/2022	NR	680,000	730,048
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	AA+	1,000,000	1,156,360
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2012	3.500%	06/15/2026	AA+	2,500,000	2,658,625

					4,545,033

Virginia (2.53%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	900,000	1,097,622
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	572,411
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa1	1,550,000	1,736,961
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012	4.500%	07/15/2024	Aaa	3,285,000	3,917,165
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A	4.500%	08/01/2024	Aa1	1,000,000	1,093,200
County of Culpeper, Virginia, General Obligation School and Refunding Bonds, Series 2012 (d)	3.000%	01/15/2025	Aa2	940,000	971,387
County of Culpeper, Virginia, General Obligation School and Refunding Bonds, Series 2012 (d)	3.000%	01/15/2026	Aa2	940,000	955,877
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,395,000	1,562,791
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 2004 A (Prerefunded to 08-01-2014 @ 100) (c)	4.750%	08/01/2027	Aa1	900,000	972,423

					12,879,837

Washington (2.85%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,420,000	1,602,342
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,336,020
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	AA+	2,500,000	2,809,175
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	AA-	680,000	752,379
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004 (Prerefunded to 09-01-2014 @ 100) (c)	4.750%	09/01/2028	Aa1	1,140,000	1,235,908
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,697,446
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	AA-	445,000	495,031
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa3	900,000	963,036
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,576,021

					14,467,358

West Virginia (3.25%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A+	2,200,000	2,722,456
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA	2,260,000	2,495,605

See accompanying notes to schedules of investments.	65

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

West Virginia (Cont.)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A+	$2,240,000	$2,635,830
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA	2,350,000	2,608,946
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A+	2,595,000	3,042,170
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA	2,555,000	2,998,497

					16,503,504

Wisconsin (0.30%)
City of Fond Du Lac, Fon Du Lac County, Wisconsin, General Obligation Refunding Bonds, Series 2010	4.250%	03/01/2023	AA-	500,000	564,990
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	5.000%	04/01/2028	Aaa	850,000	969,230

					1,534,220

Total Long-term Municipal Bonds
(cost $423,349,966)					452,066,952

	Shares	Value
Short-term Investments (10.18%)
JPMorgan Tax Free Money Market Fund	51,791,905	$51,791,905

Total Short-term Investments
(cost $ 51,791,905)		51,791,905

TOTAL INVESTMENTS (99.07%)
(cost $ 475,141,871)		503,858,857

OTHER ASSETS, NET OF LIABILITIES (0.93%)		4,705,710

NET ASSETS (100.00%)		$508,564,567

(a)	Ratings are not audited and represent the lower of Moody’s, S&P or Fitch issuer specific ratings.
(b)	Long-term Municipal Bonds, as a percentage of total net assets, consisted of 3.51% Advanced Refunded Bonds, 61.42% General Obligation Bonds and 23.96% Municipal Revenue Bonds.
(c)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government or U.S. Government Agency securities to support the timely payment of principal and interest.
(d)	Security purchased on a “when-issued” basis.

NR	– Not Rated

66	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Principal amount	Value
Short-term Investments (100.04%)

Agriculture, Foods, & Beverage (6.80%)
Coca-Cola Co. (a)
0.150%, 12/20/2012	$4,188,000	$4,186,569
Pepsico Inc. (a)
0.070%, 10/26/2012	13,589,000	13,588,287

		17,774,856

Automotive (10.15%)
PACCAR Financial Corp.
0.120%, 10/01/2012	1,948,000	1,947,987
0.120%, 10/09/2012	6,678,000	6,677,777
0.120%, 10/17/2012	4,970,000	4,969,702
Toyota Motor Credit Corp.
0.180%, 10/29/2012	12,950,000	12,948,058

		26,543,524

Chemicals (1.11%)
EI du Pont de Nemours and Co. (a)
0.170%, 11/27/2012	2,911,000	2,910,189

Consumer & Marketing (4.92%)
Procter & Gamble Co., The (a)
0.110%, 10/12/2012	8,000,000	7,999,682
0.120%, 10/15/2012	4,859,000	4,858,741

		12,858,423

Financial Services (5.37%)
Wells Fargo & Co.
0.150%, 12/13/2012	2,542,000	2,541,206
0.150%, 12/18/2012	11,500,000	11,496,167

		14,037,373

Government Agency Securities (b) (52.81%)
Federal Home Loan Bank
0.130%, 10/18/2012	4,300,000	4,299,705
0.110%, 10/19/2012	13,300,000	13,299,188
0.080%, 10/24/2012	10,000,000	9,999,444
0.120%, 11/02/2012	1,000,000	999,887
0.120%, 11/07/2012	5,000,000	4,999,350
0.130%, 11/09/2012	2,000,000	1,999,704
0.080%, 11/14/2012	10,000,000	9,998,810
0.115%, 11/14/2012	6,000,000	5,999,286
0.130%, 11/16/2012	15,000,000	14,997,429
0.120%, 11/16/2012	2,520,000	2,519,568
0.115%, 11/21/2012	1,870,000	1,869,683
0.090%, 11/28/2012	8,900,000	8,898,734
0.080%, 11/28/2012	7,685,000	7,683,906
0.125%, 11/30/2012	13,250,000	13,247,148
0.135%, 12/07/2012	7,500,000	7,498,059
Federal Home Loan Mortgage Corp.
0.110%, 11/14/2012	1,000,000	999,859
0.135%, 12/10/2012	13,473,000	13,469,362
Federal National Mortgage Association
0.121%, 11/21/2012	8,000,000	7,998,575
0.125%, 12/26/2012	7,336,000	7,333,758

		138,111,455

	Principal amount	Value
Short-term Investments (Cont.)

Health Care (6.36%)
Merck & Co. Inc. (a)
0.130%, 10/01/2012	$3,653,000	$3,652,974
Roche Holdings (a)
0.120%, 10/05/2012	9,742,000	9,741,805
0.140%, 10/09/2012	3,241,000	3,240,874

		16,635,653

Oil & Gas (1.03%)
Chevron Corp. (a)
0.110%, 11/06/2012	2,690,000	2,689,688

	Shares	Value
Registered Investment Companies (0.02%)
JPMorgan U.S. Government Money Market Fund	52,557	$52,557

	Principal amount	Value
U.S. Government Obligations (11.47%)
U.S. Treasury Bill
0.072%, 10/18/2012	$5,000,000	$4,999,810
0.047%, 11/15/2012	6,000,000	5,999,636
0.100%, 11/23/2012	14,000,000	13,997,861
0.107%, 12/27/2012	5,000,000	4,998,677

		29,995,984

Total Short-term Investments
(cost $ 261,609,702)		261,609,702

TOTAL INVESTMENTS (100.04%)
(cost $ 261,609,702)		261,609,702
LIABILITIES, NET OF OTHER ASSETS (-0.04%)		(110,940)

NET ASSETS (100.00%)		$261,498,762

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.
(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	67

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1. Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in common stocks and other equity securities of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. The S&P 500 Index Fund pursues its investment objective by investing in substantially all of the securities that make up the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund typically invests 80% or more of its net assets (plus any borrowings for investment purposes) in investment grade bonds or bonds determined to be of comparable quality.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase. The Underlying Funds include the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, collectively defined as the “Underlying Master Portfolios”.

The LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds are collectively defined as the “Feeder Funds”. The LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio are collectively defined as the “Master Portfolios”.

For more information about the Master Portfolios refer to the Master Investment Portfolio (“MIP”) section.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets and liabilities as of September 30, 2012:

		Investments in Securities				Derivative Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$301,086,090	$—	$—	$301,086,090
Short-term Investments	10,017,979	—	—	10,017,979
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	185,825,522	—	—	185,825,522
Registered Investment Companies	1,600,102	—	—	1,600,102
Short-term Investments	3,022,586	—	—	3,022,586
International Equity Fund					—	220	—	220
Common Stocks (a)	—	107,446,808	—	107,446,808
Preferred Stocks (a)	—	1,803,636	—	1,803,636
Short-term Investments	4,123,224	—	—	4,123,224
S&P 500 Index Fund					56,282	—	—	56,282
Common Stocks (a)	618,001,530	—	—	618,001,530
Short-term Investments	16,550,693	—	—	16,550,693
Small Cap Index Fund					(34,208)	—	—	(34,208)
Common Stocks (a)	301,284,921	396,844	0	301,681,765
Registered Investment Companies	3,212,065	—	—	3,212,065
Short-term Investments	2,936,337	679,966	—	3,616,303
International Index Fund					(51,894)	1,432	—	(50,462)
Common Stocks (a)	—	190,934,280	0	190,934,280
Preferred Stocks (a)	—	1,046,611	—	1,046,611
Short-term Investments	297,820	—	—	297,820
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	200,735,037	—	—	200,735,037
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	329,092,381	—	329,092,381
Taxable Municipal Bonds	—	1,020,460	—	1,020,460
Commercial Mortgage-Backed Securities	—	4,167,396	—	4,167,396
Agency Commercial Mortgage-Backed Securities	—	59,414,863	—	59,414,863
Agency Mortgage-Backed Securities	—	97,504,106	—	97,504,106
Agency Notes & Bonds	—	8,313,247	—	8,313,247
U.S. Treasury Obligations	—	189,934,423	—	189,934,423
Short-term Investments	14,692,647	—	—	14,692,647
(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

		Investments in Securities				Derivative Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Tax Advantaged Bond Fund					$—	$—	$—	$—
Long-term Municipal Bonds	$—	$452,066,952	$—	$452,066,952
Short-term Investments	51,791,905	—	—	51,791,905
Money Market Fund					—	—	—	—
Short-term Investments	52,557	261,557,145	—	261,609,702
LifePath Retirement Fund					—	—	—	—
Investments in securities in Master Portfolios	—	866,365,804	—	866,365,804
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,361,247,442	—	1,361,247,442
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,194,961,002	—	1,194,961,002
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	869,884,271	—	869,884,271
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	100,649,608	—	100,649,608

On December 31, 2011, the S&P 500 Index Fund invested all of its assets in the S&P 500 Stock Master Portfolio. This investment was valued based upon its proportionate interest in the net assets of the Master Portfolio and was therefore valued using Level 2 inputs. At the close of business on May 11, 2012, the S&P 500 Index Fund withdrew all assets from the Master Portfolio and invested directly in individual securities. On September 30, 2012, all of the common stocks in the S&P 500 Index Fund were valued at last traded price and were therefore valued using Level 1 inputs.

On December 31, 2011, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were valued at last traded price (except as noted on the Schedules of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. On September 30, 2012, substantially all of the common stocks and preferred stocks in these Funds were fair valued using the independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on September 30, 2012 at $109,250,444 were transferred from Level 1 to Level 2 in the International Equity Fund and $191,980,891 of common stocks and preferred stocks were transferred from Level 1 to Level 2 in the International Index Fund.

On December 31, 2011, Quest Software Inc. in the Small Cap Index Fund was valued at last traded price. On September 30, 2012, Quest Software Inc. halted trading and was therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, $396,844 of Quest Software Inc. common stock was transferred from Level 1 to Level 2 in the Small Cap Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of September 30, 2012 as compared to December 31, 2011.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2011 or for the period ended September 30, 2012. The remaining Funds did not hold any Level 3 securities as of December 31, 2011 or for the period ended September 30, 2012.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At September 30, 2012, the Tax Advantaged Bond Fund had commitments of $1,901,263 (representing 0.37% of net assets) for when-issued securities.

Investments in Master Portfolios

Through May 11, 2012, all assets of the S&P 500 Index Fund were invested in a separate series of an unaffiliated mutual fund called the S&P 500 Stock Master Portfolio. Pursuant to shareholder approval at the December 16, 2011 Special Shareholder Meeting, the S&P 500 Index Fund elected to withdraw all assets from its Master Portfolio and invest directly in individual securities. At the close of business on May 11, 2012, the S&P 500 Index Fund received non-taxable distributions of cash and securities from the Master Portfolio with a market value of $594,913,524. As a result of the withdrawal from the Master Portfolio, paid-in-capital decreased and unrealized gains increased in the S&P 500 Index Fund by $22,442,804 reflecting adjustments made to the cost basis of distributed securities.

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds as of September 30, 2012 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
LifePath Retirement Fund	LifePath Retirement Master Portfolio	59.34%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	54.91%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	54.73%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	52.56%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	41.94%

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

As of September 30, 2012, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$262,121,837	$58,201,432	$(9,219,200)	$48,982,232
Small/Mid Cap Equity Fund	163,489,097	32,575,768	(5,616,655)	26,959,113
International Equity Fund	97,516,125	21,433,296	(5,575,753)	15,857,543
S&P 500 Index Fund	450,979,557	218,713,959	(35,141,293)	183,572,666
Small Cap Index Fund	272,783,462	81,847,331	(46,120,660)	35,726,671
International Index Fund	182,635,970	47,943,040	(38,300,299)	9,642,741
Equity and Bond Fund	206,355,658	8,415,354	(14,035,975)	(5,620,621)
Bond Fund	649,440,754	54,765,198	(66,429)	54,698,769
Tax Advantaged Bond Fund	475,141,871	28,774,173	(57,187)	28,716,986
Money Market Fund	261,609,702	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are included in this report.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2012. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging and the International Index Fund engaged in portfolio hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Unrealized gains and losses on forward foreign currency contracts are reflected in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

(1) “S&P 500”® is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2) The Russell 2000® Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE®Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4) LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 38.8%
Active Stock Master Portfolio	$297,140,099	$297,140,099
ACWI ex-US Index Master Portfolio	$25,832,586	25,832,586
BlackRock Commodity Strategies Fund	5,284,025	55,482,261
iShares Cohen & Steers Realty Majors Index Fund	28,264	2,200,352
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	91,497	2,846,472
iShares MSCI Canada Index Fund (b)	350,676	9,980,239
iShares MSCI EAFE Index Fund	1,310,595	69,461,535
iShares MSCI EAFE Small Cap Index Fund	344,187	13,320,037
iShares MSCI Emerging Markets Index Fund (b)	662,040	27,355,493
Master Small Cap Index Series	$62,436,300	62,436,300

		566,055,374

Fixed Income Funds - 61.0%
CoreAlpha Bond Master Portfolio	$762,107,168	762,107,168
iShares Barclays TIPS Bond Fund	1,053,517	128,276,230

		890,383,398

Short-Term Securities - 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	17,545,770	17,545,770
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	8,446,159	8,446,159

		25,991,929

Total Affiliated Investment Companies
(Cost - $ 1,312,597,719*) - 101.6%		1,482,430,701
Liabilities in Excess of Other Assets - (1.6)%		(24,060,011)

Net Assets - 100.0%		$1,458,370,690

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,314,919,687

Gross unrealized appreciation	$169,832,982
Gross unrealized depreciation	(2,321,968)

Net unrealized appreciation	$167,511,014

74

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Unaudited)

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$298,043,934	—		$(903,835)[1]	$297,140,099	$297,140,099	$1,257,590	$7,832,306
ACWI ex-US Index Master Portfolio	$5,548,263	$20,284,323	[2]	—	$25,832,586	$25,832,586	$345,939	$(319,835)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,603,098	—		(2,057,328)[1]	17,545,770	$17,545,770	$19,664	—
BlackRock Cash Funds: Prime, SL Agency Shares	5,266,000	3,180,159	[2]	—	8,446,159	$8,446,159	$39,615	—
BlackRock Commodity Strategies Fund	—	5,284,025		—	5,284,025	$55,482,261	—	—
CoreAlpha Bond Master Portfolio	$725,793,169	$36,313,999	[2]	—	$762,107,168	$762,107,168	$6,039,366	$4,833,458
iShares Barclays TIPS Bond Fund	1,059,111	25,722		(31,316)	1,053,517	$128,276,230	$2,051,453	$351,606
iShares Cohen & Steers Realty Majors Index Fund	19,438	9,576		(750)	28,264	$2,200,352	$43,355	$3,530
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	59,926	33,617		(2,046)	91,497	$2,846,472	$59,126	$(7,558)
iShares MSCI Canada Index Fund	520,174	—		(169,498)	350,676	$9,980,239	$103,436	$(703,201)
iShares MSCI EAFE Index Fund	1,903,131	39,135		(631,671)	1,310,595	$69,461,535	$1,992,362	$(436,987)
iShares MSCI EAFE Small Cap Index Fund	354,938	31,107		(41,858)	344,187	$13,320,037	$200,681	$(220,257)
iShares MSCI Emerging Markets Index Fund	939,069	28,664		(305,693)	662,040	$27,355,493	$405,572	$(1,152,748)
Master Small Cap Index Series	$59,483,717	$2,952,583	[2]	—	$62,436,300	$62,436,300	$722,785	$728,397

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

75

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2012

(Unaudited)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$279,432,287	$1,202,998,414	—	$1,482,430,701

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $23,476,510 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

76

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 54.3%
Active Stock Master Portfolio	$719,388,627	$719,388,627
ACWI ex-US Index Master Portfolio	$38,538,199	38,538,199
BlackRock Commodity Strategies Fund	9,021,267	94,723,303
iShares Cohen & Steers Realty Majors Index Fund (b)	449,667	35,006,576
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	1,372,673	42,703,857
iShares MSCI Canada Index Fund (b)	987,069	28,091,984
iShares MSCI EAFE Index Fund (b)	3,587,349	190,129,497
iShares MSCI EAFE Small Cap Index Fund	772,687	29,902,987
iShares MSCI Emerging Markets Index Fund	1,838,351	75,960,663
Master Small Cap Index Series	$89,761,987	89,761,987

		1,344,207,680

Fixed Income Funds - 45.4%
CoreAlpha Bond Master Portfolio	$970,581,266	970,581,266
iShares Barclays TIPS Bond Fund	1,249,351	152,120,978

		1,122,702,244

Short-Term Securities - 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	20,132,251	20,132,251
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	9,154,150	9,154,150

		29,286,401

Total Affiliated Investment Companies
(Cost - $ 2,181,246,623*) - 100.9%		2,496,196,325
Liabilities in Excess of Other Assets - (0.9)%		(23,088,033)

Net Assets - 100.0%		$2,473,108,292

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$2,200,511,602

Gross unrealized appreciation	$314,949,702
Gross unrealized depreciation	(19,264,979)

Net unrealized appreciation	$295,684,723

77

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Unaudited)

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$748,693,513	$—		$(29,304,886)[2]	$719,388,627	$719,388,627	$3,044,678	$18,962,341
ACWI ex-US Index Master Portfolio	$5,969,722	$32,568,477	[1]	—	$38,538,199	$38,538,199	$516,087	$(477,145)
BlackRock Cash Funds: Institutional, SL Agency Shares	101,724,838	—		(81,592,587)[2]	20,132,251	$20,132,251	$82,860	—
BlackRock Cash Funds: Prime, SL Agency Shares	32,812,403	—		(23,658,253)[2]	9,154,150	$9,154,150	$41,988	—
BlackRock Commodity Strategies Fund	—	9,021,267		—	9,021,267	$94,723,303	—	—
CoreAlpha Bond Master Portfolio	$877,647,887	$92,933,379	[1]	—	$970,581,266	$970,581,266	$7,691,432	$6,155,648
iShares Barclays TIPS Bond Fund	1,219,031	80,364		(50,044)	1,249,351	$152,120,978	$2,449,345	$530,716
iShares Cohen & Steers Realty Majors Index Fund	513,326	33,686		(97,345)	449,667	$35,006,576	$856,041	$286,078
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,583,649	27,720		(238,696)	1,372,673	$42,703,857	$1,247,427	$(1,160,307)
iShares MSCI Canada Index Fund	1,190,355	—		(203,286)	987,069	$28,091,984	$245,928	$(1,012,383)
iShares MSCI EAFE Index Fund	4,619,681	141,086		(1,173,418)	3,587,349	$190,129,497	$4,900,724	$(3,625,309)
iShares MSCI EAFE Small Cap Index Fund	848,248	28,868		(104,429)	772,687	$29,902,987	$477,037	$(591,724)
iShares MSCI Emerging Markets Index Fund	2,251,118	46,678		(459,445)	1,838,351	$75,960,663	$1,008,676	$(4,019,503)
Master Small Cap Index Series	$86,267,134	$3,494,853	[1]	—	$89,761,987	$89,761,987	$1,039,117	$1,047,185

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

78

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2012

(Unaudited)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$583,202,943	$1,912,993,382	—	$2,496,196,325

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $25,444,405 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

79

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 69.9%
Active Stock Master Portfolio	$822,447,929	$822,447,929
ACWI ex-US Index Master Portfolio	$43,564,057	43,564,057
BlackRock Commodity Strategies Fund	7,979,766	83,787,543
iShares Cohen & Steers Realty Majors Index Fund (b)	755,236	58,795,123
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,241,409	69,730,234
iShares MSCI Canada Index Fund (b)	1,132,049	32,218,115
iShares MSCI EAFE Index Fund (b)	4,187,888	221,958,064
iShares MSCI EAFE Small Cap Index Fund	925,142	35,802,995
iShares MSCI Emerging Markets Index Fund	2,145,126	88,636,606
Master Small Cap Index Series	$63,980,587	63,980,587

		1,520,921,253

Fixed Income Funds - 29.9%
CoreAlpha Bond Master Portfolio	$570,765,934	570,765,934
iShares Barclays TIPS Bond Fund	649,534	79,087,260

		649,853,194

Short-Term Securities - 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	16,120,894	16,120,894
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	6,870,576	6,870,576

		22,991,470

Total Affiliated Investment Companies
(Cost - $ 1,907,478,497*) - 100.8%		2,193,765,917
Liabilities in Excess of Other Assets - (0.8)%		(18,172,780)

Net Assets - 100.0%		$2,175,593,137

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,934,248,992

Gross unrealized appreciation	$286,287,420
Gross unrealized depreciation	(26,770,495)

Net unrealized appreciation	$259,516,925

80

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Unaudited)

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$828,107,242	$—		$(5,659,313)[1]	$822,447,929	$822,447,929	$13,756,959	$53,361,197
ACWI ex-US Index Master Portfolio	$6,940,554	$36,623,503	[2]	—	$43,564,057	$43,564,057	$583,391	$(539,370)
BlackRock Cash Funds: Institutional, SL Agency Shares	57,414,496	—		(41,293,602)[1]	16,120,894	$16,120,894	$92,438	—
BlackRock Cash Funds: Prime, SL Agency Shares	18,184,839	—		(11,314,263)[1]	6,870,576	$6,870,576	$47,746	—
BlackRock Commodity Strategies Fund	—	7,979,766		—	7,979,766	$83,787,543	—	—
CoreAlpha Bond Master Portfolio	$483,730,118	$87,035,816	[2]	—	$570,765,934	$570,765,934	$11,877,806	$6,745,348
iShares Barclays TIPS Bond Fund	647,298	26,148		(23,912)	649,534	$79,087,260	$1,270,499	$237,489
iShares Cohen & Steers Realty Majors Index Fund	779,965	65,390		(90,119)	755,236	$58,795,123	$1,362,165	$(9,983)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,439,821	154,193		(352,605)	2,241,409	$69,730,234	$1,970,809	$(2,788,478)
iShares MSCI Canada Index Fund	1,299,183	2,889		(170,023)	1,132,049	$32,218,115	$262,741	$(857,280)
iShares MSCI EAFE Index Fund	4,939,362	216,540		(968,014)	4,187,888	$221,958,064	$5,315,192	$(6,423,484)
iShares MSCI EAFE Small Cap Index Fund	909,785	47,184		(31,827)	925,142	$35,802,995	$512,074	$(222,374)
iShares MSCI Emerging Markets Index Fund	2,471,377	116,370		(442,621)	2,145,126	$88,636,606	$1,110,390	$(3,867,743)
Master Small Cap Index Series	$62,185,765	$1,794,822	[2]	—	$63,980,587	$63,980,587	$740,662	$746,413

[1]	Represents net shares/ beneficial interest sold.

[2]	Represents net beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

81

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2012

(Unaudited)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$609,219,867	$1,584,546,050	—	$2,193,765,917

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $19,097,100 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

82

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 82.5%
Active Stock Master Portfolio	$746,220,244	$746,220,244
ACWI ex-US Index Master Portfolio	$34,604,766	34,604,766
BlackRock Commodity Strategies Fund	6,059,236	63,621,980
iShares Cohen & Steers Realty Majors Index Fund (b)	787,904	61,338,326
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	2,323,519	72,284,676
iShares MSCI Canada Index Fund	1,066,374	30,349,004
iShares MSCI EAFE Index Fund (b)	3,851,464	204,127,592
iShares MSCI EAFE Small Cap Index Fund	797,837	30,876,292
iShares MSCI Emerging Markets Index Fund	1,973,490	81,544,607
Master Small Cap Index Series	$38,771,157	38,771,157

		1,363,738,644

Fixed Income Funds - 17.4%
CoreAlpha Bond Master Portfolio	$263,243,109	263,243,109
iShares Barclays TIPS Bond Fund	194,142	23,638,730

		286,881,839

Short-Term Securities - 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	15,435,437	15,435,437
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	6,986,413	6,986,413

		22,421,850

Total Affiliated Investment Companies
(Cost - $1,454,234,970*) - 101.3%		1,673,042,333
Liabilities in Excess of Other Assets - (1.3)%		(21,665,153)

Net Assets -100.0%		$1,651,377,180

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,482,197,499

Gross unrealized appreciation	$218,807,363
Gross unrealized depreciation	(27,962,529)

Net unrealized appreciation	$190,844,834

83

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Unaudited)

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$736,182,388	$10,037,856	[1]	—	$746,220,244	$746,220,244	$12,481,910	$48,415,473
ACWI ex-US Index Master Portfolio	$6,288,397	$28,316,369	[1]	—	$34,604,766	$34,604,766	$463,412	$(428,444)
BlackRock Cash Funds: Institutional, SL Agency Shares	46,040,413	—		(30,604,976)[2]	15,435,437	$15,435,437	$65.731	—
BlackRock Cash Funds: Prime, SL Agency Shares	14,394,378	—		(7,407,965)[2]	6,986,413	$6,986,413	$33,799	—
BlackRock Commodity Strategies Fund	—	6,059,236		—	6,059,236	63,621,980	—	—
CoreAlpha Bond Master Portfolio	$203,336,372	$59,906,737	[1]	—	$263,243,109	$263,243,109	$5,478,166	$3,111,024
iShares Barclays TIPS Bond Fund	180,235	21,788		(7,881)	194,142	$23,638,730	$383,023	$86,704
iShares Cohen & Steers Realty Majors Index Fund	795,460	67,371		(74,927)	787,904	$61,338,326	$1,415,503	$(284,446)
iShares FTSE EPRA/ NAREIT Developed Real Estate ex-U.S. Index Fund	2,481,690	116,078		(274,249)	2,323,519	$72,284,676	$2,057,406	$(1,961,479)
iShares MSCI Canada Index Fund	1,113,860	—		(47,486)	1,066,374	$30,349,004	$235,033	$(308,876)
iShares MSCI EAFE Index Fund	4,317,966	121,164		(587,666)	3,851,464	$204,127,592	$4,756,534	$(7,177,678)
iShares MSCI EAFE Small Cap Index Fund	796,836	59,301		(58,300)	797,837	$30,876,292	$453,765	$(341,121)
iShares MSCI Emerging Markets Index Fund	2,136,980	71,328		(234,818)	1,973,490	$81,544,607	$990,380	$(2,069,491)
Master Small Cap Index Series	$40,190,017	—		$(1,418,860)[2]	$38,771,157	$38,771,157	$448,829	$452,314

[1]	Represents net beneficial interest purchased.

[2]	Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

84

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2012

(Unaudited)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$526,581,077	$1,146,461,256	—	$1,673,042,333

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $19,419,075 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

85

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 92.7%
Active Stock Master Portfolio	$122,093,824	$122,093,824
ACWI ex-US Index Master Portfolio	$17,550,112	17,550,112
BlackRock Commodity Strategies Fund	881,137	9,251,938
iShares Cohen & Steers Realty Majors Index Fund (b)	137,644	10,715,585
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	411,506	12,801,952
iShares MSCI Canada Index Fund	130,967	3,727,321
iShares MSCI EAFE Index Fund	489,335	25,934,755
iShares MSCI EAFE Small Cap Index Fund	129,428	5,008,863
iShares MSCI Emerging Markets Index Fund	252,779	10,444,828
Master Small Cap Index Series	$4,527,141	4,527,141

		222,056,319

Fixed Income Funds - 7.1%
CoreAlpha Bond Master Portfolio	$16,964,025	16,964,025

		16,964,025

Short-Term Securities - 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	3,927,079	3,927,079
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	1,956,775	1,956,775

		5,883,854

Total Affiliated Investment Companies
(Cost - $ 220,069,644*) - 102.3%		244,904,198
Liabilities in Excess of Other Assets - (2.3)%		(5,520,549)

Net Assets - 100.0%		$239,383,649

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$220,950,979

Gross unrealized appreciation	$24,834,554
Gross unrealized depreciation	(881,335)

Net unrealized appreciation	$23,953,219

86

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Unaudited)

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$96,212,649	$25,881,175	[1]	—	$122,093,824	$122,093,824	$2,042,244	$7,921,563
ACWI ex-US Index Master Portfolio	$2,165,187	$15,384,925	[1]	—	$17,550,112	$17,550,112	235,024	$(217,289)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,374,294	—		(2,447,215)[2]	$3,927,079	$3,927,079	$13,616	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,943,189	13,586	[1]	—	$1,956,775	$1,956,775	$7,094	—
BlackRock Commodity Strategies Fund	—	881,137		—	881,137	$9,251,938	—	—
CoreAlpha Bond Master Portfolio	$7,200,788	$9,763,237	[1]	—	$16,964,025	$16,964,025	353,026	$200,482
iShares Cohen & Steers Realty Majors Index Fund	116,706	40,481		(19,543)	137,644	$10,715,585	$231,707	$98,005
iShares FTSE EPRA/ NAREIT Developed Real Estate ex-U.S. Index Fund	358,521	107,264		(54,279)	411,506	$12,801,952	$326,733	$(139,195)
iShares MSCI Canada Index Fund	147,564	7,933		(24,530)	130,967	$3,727,321	$30,503	$(126,525)
iShares MSCI EAFE Index Fund	541,724	27,715		(80,104)	489,335	$25,934,755	$591,633	$(750,083)
iShares MSCI EAFE Small Cap Index Fund	109,510	30,988		(11,070)	129,428	$5,008,863	$69,376	$(77,069)
iShares MSCI Emerging Markets Index Fund	274,352	20,183		(41,756)	252,779	$10,444,828	$124,704	$(326,396)
Master Small Cap Index Series	$3,997,168	$529,973	[1]	—	$4,527,141	$4,527,141	$52,408	$52,815

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

87

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2012

(Unaudited)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$74,517,158	$170,387,040	—	$244,904,198

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $5,438,950 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

88

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value

Aerospace & Defense - 3.1%
The Boeing Co.	430,000	$29,936,600
Engility Holdings, Inc. (a)(b)	5,604	103,397
Exelis, Inc.	160,206	1,656,530
General Dynamics Corp.	70,974	4,692,801
Honeywell International, Inc.	230,170	13,752,658
Huntington Ingalls Industries, Inc. (b)	20,526	863,118
L-3 Communications Holdings, Inc.	15,790	1,132,301
Northrop Grumman Corp. (a)	98,976	6,574,976
Precision Castparts Corp.	40,600	6,631,604
Raytheon Co.	95,590	5,463,924
Rockwell Collins, Inc.	14,070	754,715
United Technologies Corp.	173,260	13,564,525

		85,127,149

Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (a)	35,717	2,091,230
Expeditors International of Washington, Inc. (a)	47,251	1,718,047
FedEx Corp.	9,631	814,975
United Parcel Service, Inc., Class B	98,710	7,064,675

		11,688,927

Airlines - 0.7%
Copa Holdings SA (a)	48,191	3,916,482
Delta Air Lines, Inc. (b)	1,402,035	12,842,641
United Continental Holdings, Inc. (b)	121,446	2,368,197

		19,127,320

Auto Components - 0.2%
Allison Transmission Holdings, Inc.	112,500	2,263,500
Federal-Mogul Corp. (b)	5,189	47,479
Johnson Controls, Inc.	54,710	1,499,054
Lear Corp.	36,336	1,373,138

		5,183,171

Automobiles - 0.3%
Ford Motor Co.	237,620	2,342,933
Harley-Davidson, Inc.	13,168	558,060
Tesla Motors, Inc. (b)	141,800	4,151,904
Thor Industries, Inc.	5,050	183,416

		7,236,313

Beverages - 2.6%
Brown-Forman Corp., Class B (a)	44,892	2,929,203
The Coca-Cola Co.	1,031,625	39,129,536
Diageo Plc	173,480	4,872,955
Monster Beverage Corp. (b)	79,755	4,319,531
PepsiCo Inc.	278,720	19,725,014

		70,976,239

Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (b)	63,400	7,252,960
Amgen, Inc.	108,301	9,131,940
Ariad Pharmaceuticals, Inc. (b)	130,400	3,158,940
Biogen Idec, Inc. (b)	59,819	8,926,790
Celgene Corp. (b)	60,298	4,606,767

89

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Biotechnology - 2.1% (Cont.)
Gilead Sciences, Inc. (b)	219,700	$14,572,701
Myriad Genetics, Inc. (b)	202,563	5,467,175
Regeneron Pharmaceuticals, Inc. (b)	15,525	2,370,047
Vertex Pharmaceuticals, Inc. (b)	23,196	1,297,816

		56,785,136

Building Products - 0.1%
Fortune Brands Home & Security, Inc. (b)	32,976	890,682
Masco Corp.	167,900	2,526,895

		3,417,577

Capital Markets - 0.6%
Apollo Investment Corp.	10,727	84,422
The Bank of New York Mellon Corp.	6	136
The Goldman Sachs Group, Inc.	70,305	7,992,272
Jefferies Group, Inc.	279,100	3,820,879
Legg Mason, Inc. (a)	48,822	1,204,927
Morgan Stanley	36,657	613,638
State Street Corp.	42,722	1,792,615

		15,508,889

Chemicals - 2.3%
Airgas, Inc.	2,326	191,430
Albemarle Corp. (a)	31,722	1,671,115
Cabot Corp.	26,935	985,013
Celanese Corp.	115,400	4,374,814
CF Industries Holdings, Inc.	27,895	6,199,385
The Dow Chemical Co.	69,440	2,010,982
E.I. du Pont de Nemours & Co.	346,970	17,442,182
LyondellBasell Industries NV, Class A	49,827	2,574,063
Monsanto Co.	148,517	13,518,017
The Mosaic Co.	82,784	4,769,186
NewMarket Corp. (a)	537	132,360
Olin Corp.	57,100	1,240,783
PPG Industries, Inc.	40,150	4,610,826
Praxair, Inc.	25,820	2,682,181
Westlake Chemical Corp. (a)	5,765	421,191

		62,823,528

Commercial Banks - 3.3%
Associated Banc-Corp.	14,215	187,211
Bank of Nova Scotia	71,090	3,899,067
BB&T Corp.	69,005	2,288,206
BOK Financial Corp.	1,913	113,058
Comerica, Inc.	1,506	46,761
First Citizens Bancshares, Inc., Class A (a)	3,893	634,170
First Niagara Financial Group, Inc.	11,989	96,991
First Republic Bank	92,265	3,179,452
M&T Bank Corp.	9,780	930,665
National Bank of Canada	58,900	4,457,492
SunTrust Banks, Inc.	97,573	2,758,389
The Toronto-Dominion Bank	50,040	4,173,308
U.S. Bancorp	491,209	16,848,469
Wells Fargo & Co.	1,484,017	51,243,107

		90,856,346

90

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Commercial Services & Supplies - 0.9%
Copart, Inc. (b)	17,886	$495,979
Herman Miller, Inc.	7,075	137,538
Mine Safety Appliances Co. (a)	4,934	183,890
R.R. Donnelley & Sons Co. (a)	61,092	647,575
Tyco International Ltd. (a)	388,471	21,855,378
Waste Connections, Inc.	25,051	757,793

		24,078,153

Communications Equipment - 2.0%
Cisco Systems, Inc.	1,112,444	21,236,556
EchoStar Corp. (b)	4,085	117,076
F5 Networks, Inc. (b)	64,332	6,735,560
QUALCOMM, Inc.	437,100	27,314,379

		55,403,571

Computers & Peripherals - 5.5%
Apple, Inc.	193,872	129,363,031
EMC Corp. (b)	632,500	17,248,275
Fusion-io, Inc. (b)	115,020	3,481,655

		150,092,961

Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (b)	328,920	13,298,236
KBR, Inc.	131,900	3,933,258

		17,231,494

Consumer Finance - 0.5%
American Express Co.	76,910	4,373,103
Capital One Financial Corp.	88,233	5,030,163
Discover Financial Services	121,538	4,828,705
Green Dot Corp., Class A (a)(b)	5,000	61,150

		14,293,121

Containers & Packaging - 0.3%
Crown Holdings, Inc. (b)	36,615	1,345,601
Greif Inc, Class A	8,343	368,594
Packaging Corp. of America	198,133	7,192,228
Rock-Tenn Co, Class A	1,355	97,804

		9,004,227

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (b)	74,510	2,164,516
ITT Educational Services, Inc. (a)(b)	27,054	871,950

		3,036,466

Diversified Financial Services - 2.8%
Bank of America Corp.	477,713	4,218,206
Citigroup, Inc.	645,566	21,122,920
JPMorgan Chase & Co.	1,141,117	46,192,416
Leucadia National Corp.	7,829	178,110
Moody’s Corp.	78,650	3,473,970
The NASDAQ OMX Group, Inc.	8,607	200,500
NYSE Euronext	50,069	1,234,201

		76,620,323

91

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Diversified Telecommunication Services - 2.6%
AT&T, Inc.	544,108	$20,512,872
BCE, Inc.	31,970	1,404,762
CenturyLink, Inc.	142,500	5,757,000
Level 3 Communications, Inc. (b)	130,800	3,004,476
Verizon Communications, Inc. (a)	883,767	40,273,262

		70,952,372

Electric Utilities - 1.3%
American Electric Power Co., Inc.	43,620	1,916,663
Duke Energy Corp.	27,336	1,771,373
Edison International	37,950	1,733,935
FirstEnergy Corp.	51,970	2,291,877
ITC Holdings Corp.	12,300	929,634
N.V. Energy, Inc.	31,004	558,382
NextEra Energy, Inc.	54,100	3,804,853
Northeast Utilities	42,370	1,619,805
PPL Corp.	31,410	912,461
Southern Co. (a)	402,360	18,544,772

		34,083,755

Electrical Equipment - 0.4%
The Babcock & Wilcox Co. (b)	39,724	1,011,770
Cooper Industries Plc, Class A	5,407	405,849
Hubbell, Inc. Class B	27,790	2,243,765
Rockwell Automation, Inc.	16,150	1,123,233
Roper Industries, Inc.	44,300	4,868,127

		9,652,744

Electronic Equipment, Instruments & Components - 0.7%
AVX Corp.	2,150	20,619
Corning, Inc.	1,331,100	17,503,965
Dolby Laboratories, Inc., Class A (a)(b)	3,218	105,389
Ingram Micro, Inc., Class A (b)	35,553	541,472

		18,171,445

Energy Equipment & Services - 2.5%
CARBO Ceramics, Inc. (a)	1,276	80,286
Ensco PLC, Class A (a)	145,816	7,955,721
Halliburton Co.	394,193	13,280,362
National Oilwell Varco, Inc.	110,100	8,820,111
Noble Corp.	520,113	18,609,643
Oceaneering International, Inc.	118,059	6,522,760
RPC, Inc.	14,049	167,043
Schlumberger Ltd.	55,244	3,995,798
SEACOR Holdings, Inc. (b)	1,877	156,467
Superior Energy Services, Inc. (b)	8,666	177,826
Weatherford International Ltd. (b)	553,268	7,015,438

		66,781,455

92

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	212,315	$21,258,039
CVS Caremark Corp.	191,683	9,281,291
The Kroger Co. (a)	441,783	10,399,572
Wal-Mart Stores, Inc.	210,625	15,544,125
Walgreen Co.	100,282	3,654,276
Whole Foods Market, Inc.	51,600	5,025,840

		65,163,143

Food Products - 1.8%
Archer Daniels Midland Co.	395,255	10,743,031
ConAgra Foods, Inc.	30,870	851,703
General Mills, Inc.	78,880	3,143,368
H.J. Heinz Co.	42,630	2,385,149
Ingredion, Inc.	3,307	182,414
The J.M. Smucker Co. (a)	5,159	445,376
Kraft Foods, Inc., Class A	124,290	5,139,391
Lancaster Colony Corp.	2,100	153,825
Mead Johnson Nutrition Co. (a)	120,729	8,847,021
Post Holdings, Inc. (a)(b)	16,316	490,459
Ralcorp Holdings, Inc. (b)	1,734	126,582
Tyson Foods, Inc., Class A (a)	28,587	457,964
Unilever NV	483,210	17,144,291

		50,110,574

Gas Utilities - 0.1%
Atmos Energy Corp.	17,163	614,264
ONEOK, Inc.	27,863	1,346,062
UGI Corp.	29,618	940,371

		2,900,697

Health Care Equipment & Supplies - 1.5%
Alere, Inc. (b)	19,526	380,562
Baxter International, Inc.	160,290	9,659,075
CareFusion Corp. (b)	8,570	243,302
Hill-Rom Holdings, Inc.	14,388	418,115
Intuitive Surgical, Inc. (b)	21,689	10,749,719
Medtronic, Inc.	447,181	19,282,445
Thoratec Corp. (b)	35,326	1,222,280

		41,955,498

Health Care Providers & Services - 2.2%
Aetna, Inc.	193,280	7,653,888
AMERIGROUP Corp. (b)	1,303	119,133
Cardinal Health, Inc.	77,123	3,005,483
Express Scripts Holding Co. (b)	490,122	30,715,935
HCA Holdings, Inc.	120,412	4,003,699
Humana, Inc.	27,540	1,931,931
McKesson Corp.	101,152	8,702,107
Patterson Cos., Inc.	8,450	289,328
Quest Diagnostics Inc.	23,930	1,517,880
UnitedHealth Group, Inc.	5,775	319,993
WellPoint, Inc.	19,141	1,110,369

		59,369,746

Health Care Technology - 0.2%
Cerner Corp. (b)	72,700	5,627,707

93

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	132,725	$4,685,192
Chipotle Mexican Grill, Inc. (b)	1,793	569,349
Choice Hotels International, Inc. (a)	13,045	417,309
International Speedway Corp., Class A	11,594	328,922
Las Vegas Sands Corp.	160,400	7,437,748
Marriott Vacations Worldwide Corp. (b)	15,084	543,326
McDonald’s Corp.	182,613	16,754,743
Starbucks Corp.	196,200	9,957,150
Starwood Hotels & Resorts Worldwide, Inc.	2	116
Wynn Resorts Ltd.	4,599	530,909

		41,224,764

Household Durables - 0.3%
Garmin Ltd.	57,950	2,418,833
Newell Rubbermaid, Inc.	16,805	320,808
NVR, Inc. (b)	2,742	2,315,619
Tempur-Pedic International, Inc. (b)	69,225	2,069,135

		7,124,395

Household Products - 1.1%
The Clorox Co.	4,422	318,605
Energizer Holdings, Inc.	23,301	1,738,488
Kimberly-Clark Corp. (a)	180,467	15,480,459
The Procter & Gamble Co.	174,184	12,081,402

		29,618,954

Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)(b)	229,644	2,519,195

Industrial Conglomerates - 2.4%
3M Co.	149,350	13,802,927
Carlisle Cos., Inc.	674	34,994
Danaher Corp.	324,500	17,896,175
General Electric Co.	1,494,182	33,932,873

		65,666,969

Insurance - 4.6%
ACE Ltd.	240,424	18,176,054
Aflac, Inc.	173,392	8,302,009
Allied World Assurance Co. Holdings Ltd.	10,054	776,671
American International Group, Inc. (b)	52,433	1,719,278
American National Insurance Co. (a)	1,700	122,111
Aspen Insurance Holdings Ltd.	26,273	801,064
Assured Guaranty Ltd.	37,960	517,015
Berkshire Hathaway, Inc., Class B (b)	3,209	283,034
Brown & Brown, Inc.	30,604	797,846
The Chubb Corp.	56,760	4,329,653
CNA Financial Corp.	46,852	1,255,634
Endurance Specialty Holdings Ltd.	69,580	2,678,830
Genworth Financial, Inc., Class A (a)(b)	73,707	385,488
The Hanover Insurance Group, Inc.	22,485	837,791
Hartford Financial Services Group, Inc.	774,826	15,062,617
Kemper Corp.	3	92
Lincoln National Corp.	296,162	7,164,159
MetLife, Inc.	433,276	14,930,691
PartnerRe Ltd.	7,544	560,368
Prudential Financial, Inc.	265,680	14,482,217
The Travelers Cos., Inc. (a)	419,681	28,647,425
Unum Group	1,404	26,985

94

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Insurance - 4.6% (Cont.)
Validus Holdings Ltd. (a)	35,172	$1,192,683
XL Group Plc	51,795	1,244,634

		124,294,349

Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (b)	100,700	25,610,024
Expedia, Inc.	90,170	5,215,433
Groupon, Inc. (b)	23,947	113,988
Liberty Ventures, Series A (b)	13,928	691,386
priceline.com, Inc. (b)	19,565	12,105,452
TripAdvisor, Inc. (a)(b)	17,818	586,747

		44,323,030

Internet Software & Services - 2.7%
AOL, Inc. (b)	12,064	425,015
eBay, Inc. (b)	215,700	10,442,037
Google, Inc., Class A (b)	73,931	55,780,939
Rackspace Hosting, Inc. (b)	52,558	3,473,558
VeriSign, Inc. (a)(b)	96,395	4,693,473

		74,815,022

IT Services - 3.2%
Accenture Plc, Class A	71,207	4,986,626
Alliance Data Systems Corp. (b)	28,700	4,073,965
Amdocs Ltd.	68,653	2,264,863
Automatic Data Processing, Inc.	18,240	1,069,958
Broadridge Financial Solutions, Inc.	71,585	1,670,078
CoreLogic, Inc. (b)	55,095	1,461,670
DST Systems, Inc.	56,550	3,198,468
Fidelity National Information Services, Inc.	3,968	123,881
Genpact Ltd.	19,466	324,693
Global Payments, Inc.	17,305	723,868
International Business Machines Corp.	137,540	28,532,673
Lender Processing Services, Inc.	20,353	567,645
MasterCard, Inc., Class A	15,100	6,817,348
NeuStar Inc, Class A (b)	2,280	91,268
Teradata Corp. (b)	2,477	186,791
Visa, Inc., Class A	84,363	11,328,264
The Western Union Co.	1,105,130	20,135,469

		87,557,528

Leisure Equipment & Products - 0.1%
Mattel, Inc.	63,830	2,264,688

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	291,009	11,189,296
Bruker Corp. (b)	2,415	31,612
Illumina, Inc. (b)	4,184	201,669
Techne Corp. (a)	3,108	223,590
Thermo Fisher Scientific, Inc.	46,309	2,724,358
Waters Corp. (a)(b)	5,114	426,150

		14,796,675

Machinery - 2.2%
Caterpillar, Inc.	74,820	6,437,513
Crane Co. (a)	28,308	1,130,338
Cummins, Inc.	56,130	5,175,747
Deere & Co.	83,610	6,896,989

95

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Machinery - 2.2% (Cont.)
Eaton Corp.	173,400	$8,194,884
Ingersoll-Rand Plc	114,400	5,127,408
Parker Hannifin Corp.	32,175	2,689,187
Stanley Black & Decker, Inc.	153,100	11,673,875
Terex Corp. (b)	232,409	5,247,795
Timken Co.	61,439	2,283,073
Toro Co. (a)	20,342	809,205
Xylem, Inc. (a)	141,813	3,566,597

		59,232,611

Marine - 0.0%
Matson, Inc.	3,363	70,320

Media - 4.4%
AMC Networks, Inc., Class A (b)	4,548	197,929
CBS Corp., Class B	153,671	5,582,867
Comcast Corp, Class A	703,798	25,174,855
Comcast Corp, Special Class A	404,670	14,082,516
DIRECTV (b)	61,481	3,225,293
DISH Network Corp.	135,701	4,153,808
John Wiley & Sons, Inc., Class A (a)	23,934	1,099,767
Liberty Media Corp. - Liberty Capital (b)	4,059	422,826
Madison Square Garden, Inc. (b)	697	28,068
The McGraw-Hill Cos., Inc.	95,644	5,221,206
Meredith Corp. (a)	6,900	241,500
News Corp., Class A	464,665	11,398,233
Omnicom Group, Inc.	6,034	311,113
Pandora Media, Inc. (a)(b)	2,912	31,886
Scripps Networks Interactive, Inc., Class A (a)	9,560	585,359
Time Warner Cable, Inc.	139,301	13,241,953
Time Warner, Inc.	276,710	12,543,264
Viacom, Inc., Class B	220,896	11,837,817
The Walt Disney Co.	186,110	9,729,831

		119,110,091

Metals & Mining - 1.3%
Alcoa, Inc.	807,730	7,148,410
Barrick Gold Corp.	39,330	1,643,451
BHP Billiton Ltd.	277,020	9,494,141
Freeport-McMoRan Copper & Gold, Inc.	122,932	4,865,649
Newmont Mining Corp.	5,233	293,100
Nucor Corp.	196,080	7,502,021
Rio Tinto Ltd.	48,930	2,708,292
Southern Copper Corp.	52,061	1,788,827
Walter Energy, Inc.	26,381	856,327

		36,300,218

Multi-Utilities - 1.0%
Consolidated Edison, Inc.	15,490	927,696
Dominion Resources, Inc.	324,830	17,196,500
Integrys Energy Group, Inc.	12,625	659,025
PG&E Corp. (a)	46,672	1,991,494
Public Service Enterprise Group, Inc.	83,610	2,690,570
Sempra Energy	25,750	1,660,618
Wisconsin Energy Corp.	43,810	1,650,323

		26,776,226

96

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Multiline Retail - 0.6%
Dollar General Corp. (b)	59,861	$3,085,236
Dollar Tree, Inc. (b)	141,143	6,813,678
Family Dollar Stores, Inc.	3,277	217,265
J.C. Penney Co., Inc. (a)	155,103	3,767,452
Target Corp.	36,425	2,311,895

		16,195,526

Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	92,600	6,474,592
Apache Corp.	50,608	4,376,074
Chevron Corp.	320,809	37,393,497
ConocoPhillips	148,741	8,505,010
CONSOL Energy, Inc.	8,500	255,425
Devon Energy Corp.	223,360	13,513,280
Enbridge, Inc.	135,690	5,300,067
EQT Corp.	35,700	2,106,300
Exxon Mobil Corp.	543,108	49,667,227
Hess Corp.	157,760	8,474,867
HollyFrontier Corp.	32,336	1,334,507
Kinder Morgan, Inc.	153,265	5,443,973
Kosmos Energy Ltd. (b)	8,384	95,494
Marathon Oil Corp.	545,063	16,117,513
Marathon Petroleum Corp.	37,800	2,063,502
Noble Energy, Inc.	54,000	5,006,340
Occidental Petroleum Corp.	39,220	3,375,273
Peabody Energy Corp.	324,927	7,242,623
Phillips 66	50,523	2,342,751
Royal Dutch Shell Plc, Class A	33,840	1,170,492
Spectra Energy Corp.	59,660	1,751,618
Suncor Energy, Inc.	263,110	8,643,163
Total SA	112,500	5,636,250

		196,289,838

Paper & Forest Products - 0.3%
Domtar Corp.	14,719	1,152,351
International Paper Co.	85,625	3,109,900
MeadWestvaco Corp.	81,530	2,494,818

		6,757,069

Personal Products - 0.3%
Herbalife Ltd. (a)	183,155	8,681,547
Nu Skin Enterprises, Inc. (a)	14,428	560,239

		9,241,786

Pharmaceuticals - 6.5%
Abbott Laboratories	233,927	16,038,035
Allergan, Inc. (a)	66,646	6,103,441
Bristol-Myers Squibb Co.	287,285	9,695,869
Eli Lilly & Co.	476,227	22,577,922
Forest Laboratories, Inc. (b)	26,257	935,012
Johnson & Johnson (a)	397,402	27,384,972
Merck & Co., Inc.	902,823	40,717,317
Pfizer, Inc.	1,769,242	43,965,664
Valeant Pharmaceuticals International, Inc. (b)	112,900	6,239,983
Warner Chilcott Plc, Class A	235,947	3,185,284

		176,843,499

97

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Professional Services - 0.1%
Manpower, Inc.	29,020	$1,067,936
Towers Watson & Co., Class A	18,689	991,451

		2,059,387

Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	182,234	13,009,685
CommonWealth REIT	71,213	1,036,861
Equity Lifestyle Properties, Inc.	4,630	315,396
Hospitality Properties Trust (a)	39,100	929,798
Host Hotels & Resorts, Inc.	225,616	3,621,137
Piedmont Office Realty Trust, Inc. (a)	79,067	1,371,022
Potlatch Corp.	2,206	82,438
Rayonier, Inc.	1	25
Taubman Centers, Inc.	14,065	1,079,207
Ventas, Inc.	21,884	1,362,279
Weyerhaeuser Co.	65,250	1,705,635

		24,513,483

Real Estate Management & Development - 0.0%
Alexander & Baldwin, Inc. (b)	13,972	412,593

Road & Rail - 0.3%
Canadian National Railway Co.	52,950	4,671,779
Landstar System, Inc. (a)	2,332	110,257
Union Pacific Corp.	37,692	4,474,040

		9,256,076

Semiconductors & Semiconductor Equipment - 2.2%
Avago Technologies Ltd.	119,258	4,157,930
Broadcom Corp., Class A	189,963	6,568,920
First Solar, Inc. (a)(b)	12,494	276,680
Intel Corp. (a)	507,907	11,519,331
KLA-Tencor Corp. (a)	144,473	6,892,084
LSI Corp. (b)	1,819,714	12,574,224
Marvell Technology Group Ltd.	582,561	5,330,433
Micron Technology, Inc. (b)	916,160	5,483,218
ON Semiconductor Corp. (b)	165,200	1,019,284
Skyworks Solutions, Inc. (b)	36,645	863,539
Xilinx, Inc.	143,000	4,777,630

		59,463,273

Software - 4.2%
Ariba, Inc. (b)	2,731	122,349
Intuit, Inc.	29,156	1,716,705
Microsoft Corp.	2,165,121	64,477,303
Oracle Corp.	668,061	21,037,241
Red Hat, Inc. (b)	136,100	7,749,534
Salesforce.com, Inc. (b)	56,092	8,564,688
SolarWinds, Inc. (b)	30,329	1,690,538
VMware, Inc., Class A (b)	90,600	8,764,644

		114,123,002

98

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Specialty Retail - 1.9%
Bed Bath & Beyond, Inc. (b)	46,183	$2,909,529
The Home Depot, Inc.	320,043	19,320,996
Limited Brands, Inc.	105,800	5,211,708
PetSmart, Inc.	74,450	5,135,561
Ross Stores, Inc.	84,090	5,432,214
The TJX Cos., Inc.	281,493	12,608,071

		50,618,079

Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc. (a)	71,312	3,994,898
Michael Kors Holdings Ltd. (b)	131,716	7,004,657
NIKE, Inc., Class B	37,749	3,582,758
Under Armour Inc, Class A (b)	133,200	7,436,556
VF Corp.	33,620	5,357,683

		27,376,552

Thrifts & Mortgage Finance - 0.0%
People’s United Financial, Inc.	83,253	1,010,691
Tobacco - 1.4%
Altria Group, Inc.	68,990	2,303,576
Lorillard, Inc.	71,675	8,346,554
Philip Morris International, Inc.	308,480	27,744,691

		38,394,821

Trading Companies & Distributors - 0.0%
WESCO International, Inc. (a)(b)	15,667	896,152

Water Utilities - 0.2%
American Water Works Co., Inc.	177,010	6,559,991

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc. (a)	89,112	2,282,158
United States Cellular Corp. (a)(b)	6,834	267,415
Vodafone Group Plc	59,220	1,687,474

		4,237,047

Total Long-Term Investments
(Cost - $ 2,398,101,132) - 98.4%		2,683,203,947

Short-Term Securities

Money Market Funds - 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)(e)	77,351,740	77,351,740
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)(e)	13,163,394	13,163,394

		90,515,134

99

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Unaudited)

	Par (000)	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bill, 0.09%, 12/20/12 (f)(g)	$890	$889,837

Total Short-Term Securities
(Cost - $ 91,404,921) - 3.3%		91,404,971

Total Investments
(Cost - $ 2,489,506,053*) -101.7%		2,774,608,918

Liabilities in Excess of Other Assets - (1.7)%		(47,089,398)

Net Assets - 100.0%		$2,727,519,520

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$2,527,713,443

Gross unrealized appreciation	315,654,664
Gross unrealized depreciation	(68,759,189)

Net unrealized appreciation	$246,895,475

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income

BlackRock Cash Funds:
Institutional, SL Agency Shares	128,263,976	(50,912,236)	77,351,740	$281,247
BlackRock Cash Funds:
Prime, SL Agency Shares	20,162,910	(6,999,516)	13,163,394	$30,459

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

(f)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

147	S&P 500 E-Mini	Chicago Mercantile	December 2012	$10,541,370	$(15,473)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

100

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2012

(Unaudited)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$2,683,203,947	—	—	$2,683,203,947
Short-Term Securities:
Money Market Funds	90,515,134	—	—	90,515,134
U.S. Treasury Obligations	—	$889,837	—	889,837

Total	$2,773,719,081	$889,837	—	$2,774,608,918

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Equity Contracts	$(15,473)	—	—	$(15,473)

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$147,203	—	—	$147,203
Liabilities:
Collateral on securities loaned at value	—	$(36,588,293)	—	(36,588,293)

Total	$147,203	$(36,588,293)	—	$(36,441,090)

There were no transfers between levels during the period ended September 30, 2012.

101

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities	Par (000)	Value

ACE Securities Corp., Series 2005-AG1, Class A2D, 0.58%, 8/25/35 (a)	$3,505	$3,093,003
AH Mortgage Advance Trust, Series SART-1, Class A1R, 2.23%, 5/10/43 (b)	4,000	4,015,200
AmeriCredit Automobile Receivables Trust:
Series 2009-1, Class B, 9.79%, 4/15/14	1,246	1,283,444
Series 2010-4, Class D, 4.20%, 11/08/16	2,600	2,742,912
Series 2011-1, Class C, 2.85%, 8/08/16	5,100	5,228,413
Series 2012-1, Class D, 4.72%, 3/08/18	6,600	7,077,708
Ameriquest Mortgage Securities, Inc.:
Series 2005-R6, Class A2, 0.42%, 8/25/35 (a)	533	516,062
Series 2006-R1, Class A2C, 0.41%, 3/25/36 (a)	270	268,752
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.70%, 6/25/35 (a)	514	509,386
Series 2005-OPT1, Class A1SS, 0.46%, 7/25/35 (a)	485	474,692
BA Credit Card Trust:
0.62%, 1/15/16 (a)	5,105	5,088,444
4.97%, 3/15/16 (a)	8,400	8,744,526
Bank One Issuance Trust, Series 2003-C3, Class C3, 4.77%, 2/16/16	6,000	6,161,538
Bear Stearns Asset Backed Securities Trust, Series 2007-HE2, Class 1A1, 0.32%, 3/25/37 (a)	457	454,730
BNC Mortgage Loan Trust, Series 2007-4, Class A3A, 0.47%, 11/25/37 (a)	1,212	1,191,653
Capital One Multi-Asset Execution Trust, Series 2003-C3, Class C3, 2.47%, 7/15/16	1,100	1,113,171
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1, 0.34%, 2/25/37 (a)	2,955	2,919,062
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4, 4.40%, 2/25/30	286	287,254
CIT Mortgage Loan Trust, Series 2007-1, Class 2A1, 1.22%, 10/25/37 (a)(b)	777	775,285
Citibank Credit Card Issuance Trust:
Series 2003-C4, Class C4, 5.00%, 6/10/15	3,100	3,186,682
Series 2006-C1, Class C1, 0.62%, 2/20/15 (a)	6,000	5,998,878
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-WFH2, Class A2, 0.37%, 3/25/37	1,761	1,754,427
Series 2007-WFH4, Class A2A, 1.12%, 7/25/37 (a)	76	74,922
Countrywide Asset-Backed Certificates:
0.69%, 12/25/35 (a)	3,700	3,577,360
Series 2005-4, Class MV1, 0.68%, 10/25/35 (a)	2,759	2,693,294
Series 2006-20, Class 2A2, 0.34%, 4/25/47 (a)	1,273	1,249,099
Series 2006-22, Class 2A2, 0.33%, 5/25/47 (a)	3,475	3,442,510
Series 2006-25, Class 2A2, 0.34%, 6/25/47 (a)	4,646	4,575,453
Series 2007-10, Class 2A1, 0.27%, 6/25/47 (a)	212	211,230
Series 2007-12, Class 2A1, 0.57%, 8/25/47 (a)	3,626	3,584,614
Series 2007-4, Class A1B, 5.81%, 2/25/27	224	223,186
Series 2007-8, Class 2A1, 0.28%, 11/25/37 (a)	711	706,660
Ellington Loan Acquisition Trust, Series 2007-1, Class A2A1, 1.22%, 5/26/37 (b)	2,007	1,986,057
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2004-FF10, Class A3, 0.76%, 9/25/34 (a)	170	165,737
Series 2005-FF10, Class A4, 0.54%, 11/25/35 (a)	1,655	1,583,448
Series 2005-FF4, Class M1, 0.65%, 5/25/35 (a)	2,258	2,095,674
Series 2006-FF14, Class A2, 0.28%, 10/25/36 (a)	1,452	1,444,955
JPMorgan Mortgage Acquisition Corp., Series 2006-CH1, Class A3, 0.32%, 7/25/36 (a)	2,191	2,186,252
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 0.77%, 6/25/35 (a)	1,521	1,392,329
Morgan Stanley Capital, Inc., Series 2006, Class A3, 0.41%, 12/25/35 (a)	36	35,472
National Collegiate Student Loan Trust:
0.46%, 7/25/28 (a)	7,178	6,692,429
Series 2005-1, Class A3, 0.36%, 10/26/26 (a)	5,215	5,111,165
Series 2006-2, Class A2, 0.37%, 7/25/26 (a)	4,359	4,151,377
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV2, 0.35%, 9/25/36 (a)	1,237	1,218,226
Navistar Financial Dealer Note Master Trust:
Series 2009-1, Class B, 4.47%, 10/26/15 (b)	1,200	1,203,238

102

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities (Cont.)	Par (000)	Value

Series 2009-1, Class C, 6.22%, 10/26/15 (b)	$600	$602,158
New Century Home Equity Loan Trust:
Series 2005-3, Class A2D, 0.60%, 7/25/35 (a)	3,600	3,519,288
Series 2005-3, Class M2, 0.71%, 7/25/35 (a)	1,590	1,229,386
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 0.60%, 8/25/35 (a)	5,773	5,551,098
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC3, Class M1, 0.67%, 8/25/35 (a)	1,396	1,374,598
Series 2005-RS6, Class M1, 0.72%, 6/25/35 (a)	4,300	3,895,740
Santander Drive Auto Receivables Trust:
Series 2010-3, Class C, 3.06%, 11/15/17	4,200	4,261,706
Series 2010-B, Class C, 3.02%, 10/17/16 (b)	12,000	12,220,308
Series 2011-1, Class C, 3.11%, 5/16/16	5,000	5,154,905
Series 2011-3, Class B, 2.50%, 12/15/15	1,155	1,180,079
Series 2011-3, Class D, 4.23%, 5/15/17	3,900	4,028,458
Series 2011-S1A, Class D, 3.10%, 5/15/17 (b)	2,807	2,818,027
SLC Student Loan Trust, 4.75%, 6/15/33 (b)	11,682	11,215,194
SLM Student Loan Trust:
1.32%, 12/15/21 (b)	3,387	3,410,519
0.53%, 12/15/22 (a)	2,973	2,956,581
Series 2004-A, Class A2, 0.59%, 3/16/20 (a)	11,222	11,049,791
Series 2005-A, Class A2, 0.53%, 12/15/20	4,574	4,529,231
Series 2006-C, Class A3, 0.52%, 6/15/21 (a)	11,100	10,948,984
Series 2009-CT, Class 1A, 2.35%, 4/15/39 (b)	5,538	5,579,734
Series 2009-CT, Class 2A, 2.07%, 4/15/39 (b)	3,306	3,315,293
Series 2009-D, Class A, 3.50%, 8/17/43 (b)	8,850	8,593,422
Soundview Home Equity Loan Trust:
Series 2006-EQ1, Class A2, 0.33%, 10/25/36 (a)	111	110,933
Series 2007-1, Class 2A1, 0.31%, 3/25/37 (a)	603	586,579
Structured Asset Securities Corp., Series 2006-BC5, Class A2, 0.27%, 12/25/36 (a)	29	28,705
Terwin Mortgage Trust, Series 2005-12AL, Class AF2, 4.65%, 7/25/36	184	184,395
WAMU Asset-Backed Certificates, 0.31%, 5/25/47 (a)	201	200,316

Total Asset-Backed Securities - 8.2%		221,035,337

Corporate Bonds

Aerospace & Defense - 0.6%
L-3 Communications Corp.:
3.95%, 11/15/16	1,250	1,358,126
4.75%, 7/15/20	900	993,638
4.95%, 2/15/21	600	668,731
Series B, 6.38%, 10/15/15	1,161	1,174,352
Lockheed Martin Corp.:
3.35%, 9/15/21	1,649	1,742,173
5.50%, 11/15/39	1,900	2,312,942
4.85%, 9/15/41	2,000	2,265,340
Raytheon Co., 4.70%, 12/15/41	2,100	2,437,289
TransDigm, Inc., 7.75%, 12/15/18	2,200	2,431,000

		15,383,591

Air Freight & Logistics - 0.0%
United Parcel Service, Inc., 4.88%, 11/15/40	400	478,078

Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	7,400	7,504,814
Bottling Group LLC, 5.13%, 1/15/19	1,100	1,307,207
Constellation Brands, Inc., 4.63%, 3/01/23 (c)	1,200	1,224,000
Diageo Finance BV, 3.25%, 1/15/15	2,000	2,113,064
Dr Pepper Snapple Group, Inc.:
2.35%, 12/21/12 (c)	1,000	1,004,141
2.90%, 1/15/16	1,250	1,323,930
PepsiCo, Inc., 4.88%, 11/01/40	1,000	1,191,148

		15,668,304

103

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Biotechnology - 0.7%
Amgen, Inc.:
2.30%, 6/15/16	$800	$834,352
6.40%, 2/01/39	900	1,131,881
Biogen Idec, Inc., 6.88%, 3/01/18	7,528	9,261,232
Celgene Corp.:
3.95%, 10/15/20	4,000	4,302,888
3.25%, 8/15/22	1,900	1,918,040
Genentech, Inc., 4.75%, 7/15/15	625	695,415

		18,143,808

Capital Markets - 0.9%
The Bear Stearns Cos., Inc., 6.40%, 10/02/17	2,500	3,005,873
The Bear Stearns Cos., Inc./JPMorgan Chase & Co., 5.70%, 11/15/14	800	876,066
Credit Suisse First Boston USA, Inc., 5.13%, 1/15/14	1,400	1,471,588
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	3,700	4,296,610
6.15%, 4/01/18	1,500	1,750,769
7.50%, 2/15/19	1,200	1,488,229
5.75%, 1/24/22	1,400	1,612,626
6.75%, 10/01/37	1,650	1,767,615
6.25%, 2/01/41	1,550	1,793,300
Morgan Stanley:
2.88%, 7/28/14 (c)	3,400	3,472,457
6.00%, 4/28/15 (c)	1,400	1,517,249
6.25%, 8/28/17	1,500	1,701,674

		24,754,056

Chemicals - 0.3%
Agrium, Inc., 3.15%, 10/01/22	850	855,950
LyondellBasell Industries N.V., 6.00%, 11/15/21	1,800	2,052,000
Rockwood Specialties Group, Inc., 4.63%, 10/15/20	1,800	1,827,000
RPM International, Inc., 6.13%, 10/15/19	2,453	2,841,901
Valspar Corp., 4.20%, 1/15/22	300	326,145

		7,902,996

Commercial Banks - 1.1%
Discover Bank, 8.70%, 11/18/19	3,600	4,648,270
HSBC Bank USA NA, 5.88%, 11/01/34	1,700	1,930,476
HSBC Holdings Plc, 6.50%, 9/15/37	700	827,895
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	800	946,700
US Bancorp, 2.20%, 11/15/16	4,000	4,198,888
Wachovia Bank NA, 6.00%, 11/15/17	5,400	6,511,973
Wells Fargo & Co., 3.50%, 3/08/22	8,900	9,491,467

		28,555,669

Communications Equipment - 0.1%
Omnicom Group, Inc., 4.45%, 8/15/20	2,700	3,005,054

Consumer Finance - 0.3%
American Express Credit Co.:
2.75%, 9/15/15	2,600	2,739,087
8.13%, 5/20/19	4,800	6,493,613

		9,232,700

104

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Containers & Packaging - 0.3%
Ball Corp., 5.00%, 3/15/22 (c)	$2,100	$2,199,750
Crown Americas LLC and Crown Americas Capital Corp. II, 7.63%, 5/15/17	3,250	3,477,500
Rock-Tenn Co.:
4.45%, 3/01/19 (b)	1,750	1,845,921
4.90%, 3/01/22 (b)	1,900	2,058,219

		9,581,390

Diversified Financial Services - 2.0%
American Express Credit Corp., 2.38%, 3/24/17 (c)	3,000	3,155,547
Associates Corp. of North America, 6.95%, 11/01/18	964	1,159,130
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,606,143
3.70%, 9/01/15 (c)	1,000	1,056,325
3.75%, 7/12/16	2,400	2,546,350
5.49%, 3/15/19	1,500	1,634,196
5.70%, 1/24/22	1,500	1,761,841
5.88%, 2/07/42	750	876,682
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,469,577
6.38%, 8/12/14	1,400	1,523,505
4.45%, 1/10/17 (c)	4,200	4,613,188
6.13%, 11/21/17	1,000	1,176,644
8.50%, 5/22/19	1,600	2,116,010
8.13%, 7/15/39	400	593,935
5.88%, 1/30/42	350	421,678
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	2,071,264
4.38%, 9/16/20	4,000	4,411,224
4.63%, 1/07/21	1,600	1,786,818
6.75%, 3/15/32	500	640,512
6.88%, 1/10/39	1,000	1,336,105
JPMorgan Chase & Co.:
2.00%, 8/15/17 (c)	4,100	4,135,723
3.25%, 9/23/22	2,600	2,636,124
5.60%, 7/15/41	1,000	1,199,173
Merrill Lynch & Co., Inc., 6.88%, 4/25/18	550	658,963
SLM Corp.:
6.00%, 1/25/17	2,600	2,830,750
4.63%, 9/25/17	2,500	2,536,005

		52,953,412

Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
2.40%, 8/15/16	1,250	1,321,971
3.00%, 2/15/22	7,700	8,140,402
6.55%, 2/15/39	2,000	2,710,982
5.35%, 9/01/40	1,231	1,481,644
5.55%, 8/15/41	3,800	4,730,236
BellSouth Corp., 6.55%, 6/15/34	2,400	2,901,254
British Telecommunications Plc, 9.63%, 12/15/30	400	651,028
Embarq Corp., 8.00%, 6/01/36	1,000	1,124,642
Telefonica Emisiones SAU, 5.86%, 2/04/13	3,600	3,645,000
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,792,318
6.90%, 4/15/38	900	1,284,508
8.95%, 3/01/39	500	871,287
7.35%, 4/01/39	1,700	2,545,313

105

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SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Diversified Telecommunication Services (Cont.)
4.75%, 11/01/41 (c)	$2,100	$2,414,368
Windstream Corp., 7.88%, 11/01/17 (c)	5,350	5,978,625

		42,593,578

Electric Utilities - 1.8%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,090,798
5.88%, 2/01/33	3,500	4,512,480
Duke Energy Corp.:
2.15%, 11/15/16	2,100	2,170,287
5.05%, 9/15/19 (c)	2,000	2,339,198
FirstEnergy Solutions Corp., 6.05%, 8/15/21	1,200	1,346,150
Ipalco Enterprises, Inc., 5.00%, 5/01/18	850	890,375
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	6,550	7,874,187
Mississippi Power Co., 4.25%, 3/15/42	1,700	1,744,518
Northern States Power Co, 5.25%, 7/15/35	2,500	3,085,833
Pacific Gas & Electric Co.:
5.63%, 11/30/17	1,500	1,825,811
3.25%, 9/15/21 (c)	2,900	3,129,723
3.75%, 8/15/42	3,000	2,912,661
PacifiCorp:
5.50%, 1/15/19	1,300	1,589,966
6.25%, 10/15/37	1,000	1,370,246
Progress Energy, Inc.:
4.88%, 12/01/19	3,100	3,582,760
4.40%, 1/15/21	3,700	4,156,058
3.15%, 4/01/22	950	967,450
Southern Co. (The), 4.15%, 5/15/14	900	950,721
Tampa Electric Co., 2.60%, 9/15/22	2,000	2,023,348

		47,562,570

Electrical Equipment - 0.1%
Roper Industries, Inc., 6.25%, 9/01/19	1,500	1,819,196

Electronic Equipment, Instruments & Components - 0.1%
Tyco Electronics Group SA, 6.55%, 10/01/17	2,900	3,507,016

Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc.:
5.63%, 4/01/40	1,500	1,974,986
5.63%, 4/15/41	3,800	5,069,348

		7,044,334

Food Products - 0.7%
ConAgra Foods, Inc., 7.13%, 10/01/26	2,400	3,156,101
General Mills, Inc., 5.65%, 2/15/19 (c)	1,400	1,700,561
Hershey Co. (The), 4.13%, 12/01/20 (c)	1,550	1,760,958
Kellogg Co.:
4.45%, 5/30/16	100	111,894
3.25%, 5/21/18 (c)	1,550	1,701,086
Kraft Foods Group, Inc., 5.38%, 2/10/20 (b)	1,885	2,240,326
Mead Johnson Nutrition Co., 4.90%, 11/01/19	4,500	5,134,779
Mondelez International, Inc., 5.38%, 2/10/20	1,715	2,068,918

		17,874,623

Gas Utilities - 0.1%
Southern California Gas Co., 3.75%, 9/15/42	1,800	1,850,567

Health Care Equipment & Supplies - 0.1%
Covidien International Finance SA, 4.20%, 6/15/20	1,700	1,916,843

106

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.:
4.88%, 11/15/19	$900	$1,048,939
3.50%, 11/15/21 (c)	6,250	6,725,231
DaVita, Inc., 6.38%, 11/01/18	3,550	3,789,625
Humana, Inc., 6.45%, 6/01/16 (c)	4,100	4,699,904
UnitedHealth Group, Inc., 4.70%, 2/15/21 (c)	3,100	3,615,233

		19,878,932

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,433,280
4.88%, 7/15/40	1,600	1,960,798
Wyndham Worldwide Corp.:
6.00%, 12/01/16	24	27,034
5.75%, 2/01/18	3,400	3,828,165
4.25%, 3/01/22	1,550	1,593,030
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,169,716
5.30%, 9/15/19	2,241	2,617,806
6.88%, 11/15/37	2,100	2,870,906

		16,500,735

Household Durables - 0.0%
Tupperware Brands Corp., 4.75%, 6/01/21	900	960,022

Household Products - 0.1%
Kimberly-Clark Corp.:
2.40%, 3/01/22	1,250	1,272,524
6.63%, 8/01/37	2,000	2,946,364

		4,218,888

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc., 5.15%, 12/01/20	3,200	3,761,207
Exelon Generation Co. LLC, 5.75%, 10/01/41	500	547,638
PSEG Power LLC, 4.15%, 9/15/21	1,150	1,244,945
Southern Power Co., 5.15%, 9/15/41	1,000	1,146,141

		6,699,931

Insurance - 0.9%
The Allstate Corp.:
7.45%, 5/16/19	2,031	2,658,551
5.20%, 1/15/42	1,500	1,798,258
American International Group, Inc.:
6.40%, 12/15/20	1,200	1,461,710
8.18%, 5/15/68 (a)	500	611,875
Berkshire Hathaway, Inc., 1.90%, 1/31/17	2,400	2,484,982
Fidelity National Financial, Inc., 5.50%, 9/01/22	2,825	3,028,423
Markel Corp.:
5.35%, 6/01/21	1,300	1,403,908
4.90%, 7/01/22	2,500	2,641,275
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	447,667
9.25%, 4/15/19	200	275,132
4.80%, 7/15/21	1,600	1,797,838
Principal Financial Group, Inc., 3.30%, 9/15/22	800	809,006
Protective Life Corp., 8.45%, 10/15/39	800	1,032,531
Willis Group Holdings Plc, 4.13%, 3/15/16	2,600	2,759,861
XL Group Ltd., 5.75%, 10/01/21	1,400	1,611,292

		24,822,309

107

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Internet & Catalog Retail - 0.1%
Export-Import Bank of Korea, 4.00%, 1/29/21	$1,446	$1,575,434

Internet Software & Services - 0.2%
Digital Realty Trust LP:
5.88%, 2/01/20	1,200	1,387,189
3.63%, 10/01/22	2,100	2,087,432
eBay, Inc., 2.60%, 7/15/22	850	855,947

		4,330,568

IT Services - 0.6%
Fiserv, Inc., 3.50%, 10/01/22	2,000	2,007,094
International Business Machines Corp.:
2.00%, 1/05/16	8,600	8,984,145
7.63%, 10/15/18	2,050	2,777,053
5.60%, 11/30/39	88	117,295
4.00%, 6/20/42	1,746	1,904,351

		15,789,938

Leisure Equipment & Products - 0.1%
Mattel, Inc.:
2.50%, 11/01/16	750	783,739
5.45%, 11/01/41	1,800	2,012,233

		2,795,972

Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	3,100	3,319,877
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	1,600	1,682,984

		5,002,861

Machinery - 0.3%
Case New Holland, Inc., 7.75%, 9/01/13	3,191	3,338,584
Danaher Corp., 2.30%, 6/23/16	450	473,651
Dover Corp., 4.30%, 3/01/21	2,400	2,777,659
Flowserve Corp., 3.50%, 9/15/22	550	556,015

		7,145,909

Media - 1.0%
Comcast Corp.:
5.70%, 5/15/18	2,450	2,979,839
3.13%, 7/15/22	2,550	2,645,441
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	1,100	1,119,114
Discovery Communications LLC, 4.95%, 5/15/42 (c)	2,500	2,723,647
DISH DBS Corp.:
4.63%, 7/15/17 (b)(c)	800	818,000
7.88%, 9/01/19	2,700	3,138,750
6.75%, 6/01/21	1,200	1,308,000
NBCUniversal Media LLC, 6.40%, 4/30/40	500	634,623
News America, Inc.:
4.50%, 2/15/21 (c)	2,500	2,821,537
6.15%, 2/15/41	900	1,120,394
Scripps Networks Interactive, Inc., 2.70%, 12/15/16	2,300	2,410,759
Time Warner, Inc., 8.25%, 4/01/19	2,350	3,154,222
Viacom, Inc., 4.38%, 9/15/14	1,300	1,390,264

		26,264,590

108

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Metals & Mining - 0.1%
Xstrata Canada Corp., 6.20%, 6/15/35	$1,000	$1,074,308
Xstrata Canada Financial Corp., 6.00%, 11/15/41 (b)	650	675,988

		1,750,296

Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc., 4.20%, 3/15/42 (c)	2,400	2,638,803
Dominion Resources, Inc.:
6.40%, 6/15/18	4,050	5,051,836
4.45%, 3/15/21	2,100	2,412,400
4.05%, 9/15/42	1,700	1,749,052
SCANA Corp., 4.13%, 2/01/22	500	513,155

		12,365,246

Multiline Retail - 0.1%
Nordstrom, Inc.:
4.00%, 10/15/21 (c)	1,200	1,349,538
7.00%, 1/15/38	600	873,960

		2,223,498

Oil, Gas & Consumable Fuels - 2.7%
BP Capital Markets Plc:
3.13%, 10/01/15	700	747,459
3.20%, 3/11/16	1,500	1,610,115
3.56%, 11/01/21	1,900	2,055,241
Buckeye Partners LP, 4.88%, 2/01/21 (c)	550	562,740
ConocoPhillips, 6.50%, 2/01/39	4,500	6,475,572
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	500	592,890
Encana Corp., 6.50%, 5/15/19	400	485,926
Energy Transfer Partners LP:
9.70%, 3/15/19	842	1,112,621
9.00%, 4/15/19	373	480,853
Enterprise Products Operating LLC:
5.20%, 9/01/20	500	589,001
5.75%, 3/01/35	1,500	1,717,630
5.95%, 2/01/41	900	1,064,632
4.45%, 2/15/43	1,100	1,088,008
EOG Resources, Inc., 2.63%, 3/15/23	2,950	2,981,795
Husky Energy, Inc.:
3.95%, 4/15/22	5,300	5,675,192
6.80%, 9/15/37	1,000	1,317,980
Kinder Morgan Energy Partners LP, 3.95%, 9/01/22	4,400	4,726,568
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19 (b)	300	300,000
6.25%, 11/01/19 (b)(c)	3,200	3,184,000
8.63%, 4/15/20	3,200	3,504,000
7.75%, 2/01/21	250	264,375
Marathon Petroleum Corp., 6.50%, 3/01/41	1,830	2,241,829
ONEOK Partners LP:
3.38%, 10/01/22	1,900	1,909,255
6.85%, 10/15/37	1,300	1,590,809
Petrobras International Finance Co.:
5.38%, 1/27/21	2,200	2,478,896
6.75%, 1/27/41	500	620,572
Petroleos Mexicanos:
5.50%, 1/21/21	1,100	1,289,750
4.88%, 1/24/22	2,600	2,938,000

109

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Oil, Gas & Consumable Fuels (Cont.)
Phillips 66, 4.30%, 4/01/22 (b)(c)	$3,700	$4,050,967
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	806,792
6.70%, 5/15/36	1,000	1,277,335
5.15%, 6/01/42	700	796,235
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	2,850	3,575,909
3.80%, 10/01/20	4,200	4,717,352
Williams Partners LP:
3.80%, 2/15/15	800	848,228
4.00%, 11/15/21 (c)	1,150	1,237,584
3.35%, 8/15/22	3,000	3,066,591

		73,982,702

Paper & Forest Products - 0.1%
International Paper Co., 9.38%, 5/15/19	1,600	2,163,558

Pharmaceuticals - 1.4%
Abbott Laboratories:
4.13%, 5/27/20	2,000	2,308,174
6.00%, 4/01/39	2,600	3,645,291
5.30%, 5/27/40	1,400	1,809,872
AstraZeneca Plc:
6.45%, 9/15/37	2,500	3,419,093
4.00%, 9/18/42	3,400	3,480,376
Bristol-Myers Squibb Co., 2.00%, 8/01/22	4,600	4,472,433
Eli Lilly & Co., 5.55%, 3/15/37	1,700	2,172,250
GlaxoSmithKline Capital Plc, 2.85%, 5/08/22	4,500	4,673,785
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	1,200	1,477,306
6.38%, 5/15/38	500	713,168
Pfizer, Inc.:
6.20%, 3/15/19	1,500	1,911,003
7.20%, 3/15/39	1,500	2,350,992
Sanofi-Aventis SA, 2.63%, 3/29/16 (c)	2,400	2,540,009
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	2,800	3,035,239
Watson Pharmaceuticals, 3.25%, 10/01/22	1,000	1,012,808

		39,021,799

Professional Services - 0.0%
Dun & Bradstreet Corp. (The), 2.88%, 11/15/15 (c)	600	616,549

Real Estate - 0.1%
Simon Property Group LP, 4.75%, 3/15/42 (c)	1,900	2,052,009

Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.:
4.63%, 4/01/15	4,000	4,309,208
4.70%, 3/15/22	4,400	4,826,479
Health Care REIT, Inc., 5.25%, 1/15/22	3,100	3,490,792
Hospitality Properties Trust, 6.70%, 1/15/18 (c)	1,400	1,581,696
Simon Property Group LP, 5.65%, 2/01/20	1,000	1,203,226

		15,411,401

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC, 5.40%, 6/01/41	2,700	3,280,100
CSX Corp., 5.75%, 3/15/13	2,600	2,661,391
Norfolk Southern Corp., 5.75%, 1/15/16	1,100	1,262,866
Union Pacific Corp., 6.13%, 2/15/20	1,300	1,621,468

		8,825,825

110

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., 3.30%, 10/01/21 (c)	$2,100	$2,280,959

Software - 0.1%
BMC Software, Inc., 4.25%, 2/15/22	700	724,772
Oracle Corp.:
5.25%, 1/15/16 (c)	1,500	1,721,554
5.75%, 4/15/18	550	682,519
5.38%, 7/15/40	800	1,020,524

		4,149,369

Specialty Retail - 1.4%
Advance Auto Parts, Inc., 4.50%, 1/15/22	3,100	3,341,515
AutoZone, Inc.:
4.00%, 11/15/20	4,700	5,129,317
3.70%, 4/15/22	600	632,479
The Gap, Inc., 5.95%, 4/12/21	3,135	3,492,136
The Home Depot, Inc.:
5.88%, 12/16/36	2,500	3,294,177
5.40%, 9/15/40	2,000	2,533,442
5.95%, 4/01/41	1,300	1,765,414
Limited Brands, Inc.:
6.90%, 7/15/17	2,167	2,492,050
8.50%, 6/15/19	4,000	4,820,000
McDonald’s Corp., 3.70%, 2/15/42 (c)	1,800	1,860,294
O’Reilly Automotive, Inc., 4.63%, 9/15/21	5,300	5,778,447
The Sherwin-Williams Co., 3.13%, 12/15/14	3,300	3,467,703

		38,606,974

Tobacco - 0.7%
Altria Group, Inc.:
9.70%, 11/10/18	929	1,330,608
9.25%, 8/06/19	372	528,207
2.85%, 8/09/22	3,400	3,392,102
9.95%, 11/10/38	200	336,272
Lorillard Tobacco Co., 3.50%, 8/04/16	650	687,992
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,260,280
5.65%, 5/16/18	4,300	5,268,046
2.90%, 11/15/21	2,700	2,812,836
6.38%, 5/16/38	1,500	2,077,899

		18,694,242

Transportation Infrastructure - 0.0%
Canadian Pacific Railway Co., 7.13%, 10/15/31	1,000	1,285,614

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV:
5.00%, 3/30/20	800	936,641
6.13%, 3/30/40	700	910,816
4.38%, 7/16/42	1,700	1,763,179
American Tower Corp.:
4.50%, 1/15/18	2,100	2,317,316
5.05%, 9/01/20	2,300	2,566,814
Vodafone Group Plc:
2.88%, 3/16/16	1,800	1,918,559
5.63%, 2/27/17	950	1,130,889

		11,544,214

Total Corporate Bonds - 25.3%		680,788,129

111

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Foreign Agency Obligations	Par (000)		Value

Brazilian Government International Bond, 5.63%, 1/07/41	$1,500		$1,920,000
Colombia Government International Bond:
4.38%, 7/12/21	2,000		2,303,000
7.38%, 9/18/37	800		1,228,000
Covidien International Finance SA, 3.20%, 6/15/22	5,100		5,388,976
Italy Buoni Poliennali Del Tesoro, 2.10%, 9/15/21	16,636		18,823,517
Mexico Government International Bond:
6.05%, 1/11/40	1,300		1,732,250
4.75%, 3/08/44 (c)	5,800		6,452,500
Panama Government International Bond, 6.70%, 1/26/36	1,600		2,248,000
South Africa Government International Bond, 5.50%, 3/09/20	2,000		2,375,000

Total Foreign Agency Obligations - 1.6%			42,471,243

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 2.0%
Arkle Master Issuer Plc, 1.83%, 5/17/60 (a)(b)	8,155		8,236,420
Banc of America Funding Corp.:
Series 2005-6, Class 1A5, 5.50%, 10/25/35	1,143		1,147,056
Series 2005-8, Class 4A27, 5.75%, 1/25/36	537		539,739
Citicorp Mortgage Securities, Inc.,
Series 2006-1, Class 2A1, 5.00%, 2/25/21	622		652,492
Countrywide Alternative Loan Trust:
Series 2005-51, Class 1A2A, 0.51%, 11/20/35 (a)	344		343,011
Series 2006-HY12, Class A1, 5.42%, 8/25/36 (a)	391		399,536
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 4A3, 3.62%, 6/19/35 (a)	446		446,930
Greenpoint Mortgage Funding Trust:
Series 2006-AR4, Class A1A, 0.32%, 9/25/46 (a)	—	(d)	23
Series 2006-AR5, Class A1A, 0.30%, 10/25/46 (a)	—	(d)	205
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A2, 2.71%, 1/25/36 (a)	1,797		1,779,352
Holmes Master Issuer Plc:
0.56%, 7/15/30 (a)	9,700		9,699,981
1.86%, 10/15/54 (a)(b)	8,230		8,319,057
HSI Asset Securitization Corp. Trust, Series 2005, Class 2A4, 0.61%, 8/25/35 (a)	937		910,365
MASTR Asset Securitization Trust 2005-2, Series 2005-2, Class 1A1, 5.25%, 11/25/35	549		556,383
Permanent Master Issuer Plc:
1.86%, 7/15/42 (b)	8,500		8,614,112
Series 2010-1A, Class 1A, 1.61%, 7/15/42 (b)	9,776		9,805,768
Puma Finance Ltd., Series G5, Class A1, 0.50%, 2/21/38 (b)	1,302		1,256,966
Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	543		545,901
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-11, Class 1A13, 4.75%, 10/25/18	503		518,367
Series 2005-7, Class A3, 5.25%, 9/25/35	412		416,888

			54,188,552

Commercial Mortgage-Backed Securities - 1.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2003-1, Class A2, 4.65%, 9/11/36	316		318,023
Series 2004-6, Class A3, 4.51%, 12/10/42	265		268,461
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	303		303,005
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3, 6.13%, 4/15/37	30		29,644
DBRR Trust, Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)	5,600		5,598,398

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(Percentages shown are based on Net Assets)

(Unaudited)

Non-Agency Mortgage-Backed Securities (Cont.)	Par (000)	Value

Commercial Mortgage-Backed Securities (Cont.)
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2, 5.42%, 12/10/49	$1,022	$1,022,948
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 3/10/39	6,750	7,707,299
GS Mortgage Securities Corp. II, Series 2007-EOP, Class B, 1.73%, 3/06/20 (b)	1,300	1,299,607
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/38	3,487	3,579,918
Series 2007-C2, Class A3, 5.43%, 2/15/40	4,030	4,610,151
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3, 4.89%, 2/12/42	307	308,847
Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4, 5.08%, 9/15/37	732	731,720
ORES NPL LLC, Series 2012-LV1, Class A, 4.00%, 9/25/44 (b)	2,100	2,117,430

		27,895,451

Total Non-Agency Mortgage-Backed Securities - 3.1%		82,084,003

Preferred Securities

Capital Trusts

Insurance - 0.1%
Chubb Corp. (The):
6.00%, 5/11/37	800	1,083,455
6.38%, 3/29/67 (a)	2,550	2,715,750

		3,799,205

Total Capital Trusts - 0.1%		3,799,205

Total Preferred Securities - 0.1%		3,799,205

Preferred Stocks

Diversified Telecommunication Services - 0.2%
Qwest Corp., 7.38%	196	5,268,480

Total Preferred Stocks - 0.2%		5,268,480

Taxable Municipal Bonds

Brazos Higher Education Authority, Series 2004-I, Class A2, 0.53%, 6/27/22	1,156	1,151,561
Chicago, Illinois Waterworks Revenue, 6.74%, 11/01/40	150	201,249
Massachusetts State Transportation Fund Revenue, 5.73%, 6/01/40	150	199,322
New Jersey State Turnpike Authority Revenue, 7.10%, 1/01/41	700	1,005,606
New York City Transitional Finance Authority Revenue, 5.57%, 11/01/38	450	561,370
Orange County Local Transportation Authority Sales Tax Revenue, 6.91%, 2/15/41	450	636,606
Oregon Department of Transportation, 5.83%, 11/15/34	400	525,304
Port Authority of New York & New Jersey Revenue:
5.65%, 11/01/40	800	1,008,424
4.46%, 10/01/62	700	704,494
San Diego County Regional Transportation Commission Revenue, 5.91%, 4/01/48	600	813,018
San Francisco City & County Public Utilities Commission Revenue, 6.95%, 11/01/50	900	1,276,785
State of California:
7.55%, 4/01/39	400	545,960
7.63%, 3/01/40	1,150	1,586,977
7.60%, 11/01/40	250	347,035
State of Illinois, 7.35%, 7/01/35 (c)	650	783,568
State of Mississippi, 5.25%, 11/01/34	600	727,584
University of Missouri System Facilities Revenue, 5.79%, 11/01/41	300	390,066

Total Taxable Municipal Bonds - 0.5%		12,464,929

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September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Agency Obligations - 0.5%
Fannie Mae, 0.88%, 10/26/17	$12,500	$12,562,862

Collateralized Mortgage Obligations - 0.8%
Fannie Mae REMICS:
Series 2007-54, Class PF, 0.44%, 6/25/37 (a)	4,837	4,849,524
Series 2010-35, Class EF, 0.77%, 4/25/40 (a)	5,252	5,287,048
Series 2010-89, Class CF, 0.67%, 2/25/38 (a)	4,826	4,854,135
Freddie Mac Mortgage Backed Securities:
Series 3667, Class FW, 0.77%, 2/15/38 (a)	3,226	3,248,707
Series 3807, Class FN, 0.72%, 2/15/41 (a)	3,133	3,153,628

		21,393,042

Mortgage-Backed Securities – 88.3%
Fannie Mae Mortgage Backed Securities:
2.32%, 8/01/33	2,511	2,679,202
2.34%, 5/01/33 (a)	3,371	3,594,497
2.46%, 2/01/42 (a)	43	45,218
2.48%, 1/01/36 (a)	1,586	1,699,696
2.50%, 10/01/27 (e)	7,000	7,358,750
2.54%, 1/01/35 (a)	1,413	1,510,483
2.76%, 8/01/41 (a)	3,235	3,381,352
2.80%, 1/01/42 (a)	961	1,013,546
3.00%, 10/01/26 - 10/01/42 (e)	162,636	171,771,921
3.30%, 9/01/41 (a)	1,854	1,966,220
3.36%, 4/01/40 (a)	454	478,532
3.50%, 2/01/26 - 10/01/42 (e)	647,923	694,919,854
3.61%, 5/01/40 (a)	2,968	3,142,549
4.00%, 8/01/25 - 10/01/42 (e)	160,810	173,481,690
4.50%, 10/01/24 - 10/01/42 (e)	361,591	391,484,250
5.00%, 1/01/18 - 10/01/42 (e)	298,114	325,359,687
5.50%, 9/01/19 - 10/01/42 (e)	85,241	93,775,810
6.00%, 11/01/22 - 10/01/42 (e)	50,932	56,432,574
6.50%, 12/01/30 - 12/01/32	14,144	16,478,472
Freddie Mac Mortgage Backed Securities:
2.21%, 10/01/33 (a)	1,453	1,508,319
2.50%, 10/01/27 (e)	2,000	2,100,313
2.66%, 1/01/42 (a)	46	48,805
2.88%, 11/01/36 (a)	1,584	1,697,345
3.00%, 1/01/27 - 10/01/42 (e)	12,574	13,275,865
3.26%, 8/01/41 (a)	2,131	2,247,463
3.33%, 7/01/41 (a)	1,285	1,360,481
3.36%, 2/01/40 (a)	2,862	3,020,803
3.50%, 12/01/25 - 10/01/42 (e)	29,577	31,687,500
4.00%, 3/01/26 - 10/01/42 (e)	38,210	41,024,577
4.50%, 8/01/20 - 10/01/42 (e)	47,514	51,170,480
4.58%, 4/01/38 (a)	3,084	3,291,734
5.00%, 10/01/20 - 10/01/42 (e)	33,740	36,659,196
5.50%, 12/01/27 - 8/01/38	20,951	22,912,610
6.00%, 12/01/28 - 1/01/38	16,277	17,983,913
6.50%, 5/01/21 - 1/01/36	3,480	3,952,392
Ginnie Mae Mortgage Backed Securities:
3.00%, 10/01/42 (e)	2,000	2,141,875
3.50%, 10/01/27 - 10/01/42 (e)	28,895	31,619,183
4.00%, 9/15/40 - 10/01/42 (e)	33,615	37,297,539
4.50%, 3/15/39 - 10/01/42 (e)	48,851	54,082,977
5.00%, 9/15/39 - 10/01/42 (e)	38,650	43,089,283
5.50%, 6/15/34 - 11/20/39	13,251	14,778,529
6.00%, 9/20/38 - 10/01/41 (e)	8,534	9,647,095

		2,377,172,580

Total U.S. Government Sponsored Agency Securities - 89.6%		2,411,128,484

114

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September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bonds:
6.38%, 8/15/27 (c)	$24,068	$36,929,338
6.25%, 5/15/30 (c)	27,228	42,666,807
5.00%, 5/15/37 (c)	23,800	34,082,338
4.38%, 5/15/40 (c)(f)	23,100	30,560,584
3.88%, 8/15/40	15,149	18,507,821
4.25%, 11/15/40	10	12,984
4.38%, 5/15/41	4,931	6,533,575
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	10,647	11,567,453
U.S. Treasury Inflation Indexed Notes:
1.88%, 7/15/13	37,299	38,397,931
0.13%, 7/15/22	19,752	21,584,057
U.S. Treasury Notes:
1.25%, 2/15/14	61,000	61,857,782
0.25%, 2/28/14	68,659	68,691,201
1.75%, 3/31/14 (c)	33,000	33,750,222
0.25%, 6/30/14	75,000	75,014,625
2.63%, 12/31/14 (c)	48,363	50,932,284
0.38%, 3/15/15	3	3,007
0.88%, 4/30/17	78,751	79,864,618
2.75%, 12/31/17 (c)	1	1,107
1.75%, 5/15/22	21,422	21,723,236

Total U.S. Treasury Obligations - 23.5%		632,680,970

Total Long-Term Investments
(Cost - $ 3,951,908,238) - 152.1%		4,091,720,780

Short-Term Securities	Shares

Money Market Funds - 18.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (g)(h)(i)	416,635,134	416,635,134
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (g)(h)(i)	67,065,994	67,065,994

		483,701,128

Total Short-Term Securities
(Cost - $ 483,701,128) - 18.0%		483,701,128

Total Investments Before TBA Sale Commitments
(Cost - $ 4,435,609,366) - 170.1%		4,575,421,908

115

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September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

TBA Sale Commitments (e)	Par (000)	Value

Fannie Mae Mortgage Backed Securities:
3.00%, 10/01/42	$86,000	$(90,783,750)
3.50%, 10/01/27 - 10/01/42	589,000	(631,685,312)
4.00%, 10/01/42	192,500	(207,388,672)
4.50%, 10/01/42	172,300	(186,487,828)
5.00%, 10/01/42	115,700	(126,149,156)
5.50%, 10/01/27 - 10/01/42	38,700	(42,385,969)
6.00%, 10/01/42	8,500	(9,384,531)
Freddie Mac Mortgage Backed Securities:
3.50%, 12/01/25 - 3/01/42	2,000	(2,115,000)
Ginnie Mae Mortgage Backed Securities:
5.00%, 10/01/42	8,000	(8,820,000)

Total TBA Sale Commitments
(Proceeds - $1,295,553,828) - (48.5)%		(1,305,200,218)

Total Investments, Net of TBA Sale Commitments - 121.6%
(Cost - $ 3,140,055,538*)	3,270,221,690
Liabilities in Excess of Other Assets - (21.6)%	(580,414,182)

Net Assets - 100.0%	$2,689,807,508

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,435,609,366

Gross unrealized appreciation	$142,047,962
Gross unrealized depreciation	(2,235,420)

Net unrealized appreciation	$139,812,542

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	Amount is less than $500.

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September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

(e)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Corp.	$79,816,989	$261,810
Barclays Plc	$67,191,485	$176,742
BNP Paribas SA	$5,561,703	$18,615
Citigroup Inc.	$(70,406,547)	$(715,408)
Credit Suisse Group AG	$76,309,359	$994,275
Deutsche Bank AG	$90,582,750	$(932,220)
Goldman Sachs Group, Inc.	$190,055,563	$2,941,615
JPMorgan Chase & Co.	$(207,414,500)	$(1,108,294)
Nomura Trust and Banking Co., Ltd.	$50,029,688	$190,207
R.B.C. Dominion Securities	$9,613,750	$(12,578)
Royal Bank of Scotland Group Plc	$38,855,391	$(528,146)
UBS AG	$864,844	$317,332
Wells Fargo & Co.	$91,254,152	$349,910

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income

BlackRock Cash Funds:
Institutional, SL Agency Shares	559,553,070	(142,917,936)	416,635,134	$974,806
BlackRock Cash Funds:
Prime, SL Agency Shares	36,989,307	30,076,687	67,065,994	$52,434

(h)	Represents the current yield as of report date.

(i)	All or a portion of security was purchased with the cash collateral from loaned securities.

117

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September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of securities have been abbreviated according to the following list:	AUD	Australian Dollar	LIBOR	London Interbank Offered Rate
	CAD	Canadian Dollar	NOK	Norwegian Krone
	CHF	Swiss Franc	NZD	New Zealand Dollar
	EUR	Euro	SEK	Swedish Krona
	EURIBOR	Euro Interbank Offered Rate	TBA	To Be Announced
	GBP	British Pound	USD	US Dollar
	JPY	Japanese Yen

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

880	2-Year US Treasury Note	Chicago Mercantile	December 2012	$194,067,500	$94,577
3,033	5-Year US Treasury Note	Chicago Mercantile	December 2012	$378,011,322	353,053
9	10-Year Japanese Yen Future	Chicago Mercantile	December 2012	$16,628,780	5,572
1,449	10-Year US Treasury Note	Chicago Mercantile	December 2012	$193,418,859	78,617
139	Euro-Bund Future	Eurex	December 2012	$25,323,229	93,523
159	U.K. Long Gilt Bond	NYSE Liffe	December 2012	$30,969,558	48,521

					$673,863

•	Financial futures contracts sold as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

163	10-Year Australian Bond Future	Australian Securities	December 2012	$21,454,950	$(469,773)
57	10-Year Canada Bond Future	Chicago Mercantile	December 2012	$7,959,475	(94,691)
49	30-Year US Treasury Bond	Chicago Mercantile	December 2012	$7,319,375	30,385
65	Ultra Long-Term US Treasury Bond	Chicago Mercantile	December 2012	$10,739,219	(315,194)
130	Euro BTP	Eurex	December 2012	$17,607,751	(830,582)

Total					$(1,679,855)

118

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September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

•	Foreign currency exchange contracts as of September 30, 2012 were as follows:

	Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	3,519,000	USD	3,687,635	HSBC Holdings Plc	10/09/12	(30,170)
AUD	60,702,000	USD	63,062,323	Royal Bank of Canada	10/09/12	28,161
AUD	67,733,000	USD	70,489,249	Westpac Banking Corp.	10/09/12	(91,111)
CAD	24,696,500	USD	24,244,089	HSBC Holdings Plc	10/09/12	851,043
CAD	11,965,000	USD	11,800,293	Royal Bank of Canada	10/09/12	357,836
CAD	21,164,500	USD	20,703,941	Westpac Banking Corp.	10/09/12	802,180
CHF	15,336,000	USD	15,585,366	Credit Suisse Group AG	10/09/12	734,960
CHF	34,812,000	USD	35,461,129	HSBC Holdings Plc	10/09/12	1,585,245
CHF	904,000	USD	926,421	Royal Bank of Canada	10/09/12	35,601
CHF	14,213,000	USD	14,487,351	Westpac Banking Corp.	10/09/12	637,896
EUR	4,165,000	USD	5,238,862	Deutsche Bank AG	10/09/12	119,776
EUR	111,689,500	USD	139,525,778	HSBC Holdings Plc	10/09/12	4,172,557
EUR	2,507,000	USD	3,103,370	JPMorgan Chase & Co.	10/09/12	122,105
EUR	76,884,500	USD	96,219,687	Royal Bank of Canada	10/09/12	2,698,961
EUR	21,596,000	USD	27,380,095	State Street Corp.	10/09/12	405,052
EUR	5,661,000	USD	6,884,172	UBS AG	10/09/12	399,200
EUR	85,565,500	USD	109,021,286	Westpac Banking Corp.	10/09/12	1,066,230
GBP	30,059,000	USD	47,443,545	HSBC Holdings Plc	10/09/12	1,094,689
GBP	7,550,000	USD	12,054,529	Royal Bank of Canada	10/09/12	136,950
GBP	4,401,000	USD	6,827,918	Westpac Banking Corp.	10/09/12	278,665
JPY	39,100,000	USD	499,049	Deutsche Bank AG	10/09/12	3,550
JPY	2,445,200,000	USD	30,946,607	HSBC Holdings Plc	10/09/12	484,506
JPY	735,900,000	USD	9,426,108	JPMorgan Chase & Co.	10/09/12	33,305
JPY	40,200,000	USD	513,858	Royal Bank of Canada	10/09/12	2,882
JPY	2,670,900,000	USD	34,026,758	Westpac Banking Corp.	10/09/12	305,549
NOK	162,858,500	USD	27,121,877	HSBC Holdings Plc	10/09/12	1,318,724
NOK	91,472,000	USD	15,654,436	JPMorgan Chase & Co.	10/09/12	319,669
NOK	28,309,000	USD	4,635,462	Royal Bank of Canada	10/09/12	308,246
NOK	18,670,000	USD	3,083,285	State Street Corp.	10/09/12	177,128
NOK	89,166,500	USD	14,828,377	Westpac Banking Corp.	10/09/12	743,109
NZD	7,571,000	USD	5,994,665	HSBC Holdings Plc	10/09/12	291,688
NZD	14,000	USD	11,442	JPMorgan Chase & Co.	10/09/12	182
NZD	6,494,000	USD	5,240,009	Royal Bank of Canada	10/09/12	152,090
NZD	27,751,000	USD	22,620,227	Westpac Banking Corp.	10/09/12	421,985
SEK	388,304,000	USD	57,581,913	HSBC Holdings Plc	10/09/12	1,629,332
SEK	52,460,000	USD	7,899,651	State Street Corp.	10/09/12	99,808
SEK	69,237,000	USD	10,554,501	UBS AG	10/09/12	3,229
SEK	157,076,000	USD	22,792,040	Westpac Banking Corp.	10/09/12	1,159,981
USD	54,413,745	AUD	53,043,000	HSBC Holdings Plc	10/09/12	(716,375)
USD	36,621,935	AUD	35,284,000	Royal Bank of Canada	10/09/12	(50,409)
USD	55,372,973	AUD	53,808,000	Westpac Banking Corp.	10/09/12	(552,248)
USD	447,084	CAD	447,000	HSBC Holdings Plc	10/09/12	(7,132)
USD	7,643,896	CAD	7,656,000	Royal Bank of Canada	10/09/12	(135,681)
USD	3,148,785	CAD	3,200,000	Westpac Banking Corp.	10/09/12	(102,867)
USD	51,511,175	CHF	50,603,500	HSBC Holdings Plc	10/09/12	(2,340,262)
USD	15,054,018	CHF	14,661,500	Westpac Banking Corp.	10/09/12	(548,516)
USD	422,631	EUR	336,000	Deutsche Bank AG	10/09/12	(9,663)
USD	224,663,244	EUR	178,460,500	HSBC Holdings Plc	10/09/12	(4,941,831)
USD	755,108	EUR	610,000	JPMorgan Chase & Co.	10/09/12	(29,710)
USD	54,169,684	EUR	41,736,000	Royal Bank of Canada	10/09/12	472,662
USD	7,914,467	EUR	6,186,000	State Street Corp.	10/09/12	(44,364)
USD	26,234,903	EUR	20,596,000	UBS AG	10/09/12	(263,656)
USD	85,947,149	EUR	69,582,500	Westpac Banking Corp.	10/09/12	(3,576,835)
USD	17,320,943	EUR	13,407,880	BNP Paribas SA	12/20/12	57,110
USD	86,275,519	GBP	54,844,000	HSBC Holdings Plc	10/09/12	(2,284,677)

119

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Percentages shown are based on Net Assets)

(Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	7,080,144	GBP	4,477,000	Royal Bank of Canada	10/09/12	(149,161)
USD	18,248,324	GBP	11,657,000	Westpac Banking Corp.	10/09/12	(574,997)
USD	52,962,321	JPY	4,174,850,000	HSBC Holdings Plc	10/09/12	(702,074)
USD	1,776,151	JPY	138,000,000	Royal Bank of Canada	10/09/12	2,270
USD	36,022,402	JPY	2,848,750,000	Westpac Banking Corp.	10/09/12	(596,026)
USD	32,684,970	NOK	193,368,000	HSBC Holdings Plc	10/09/12	(1,083,622)
USD	4,111,180	NOK	25,056,000	State Street Corp.	10/09/12	(264,445)
USD	11,573,374	NOK	68,400,000	Westpac Banking Corp.	10/09/12	(371,579)
USD	11,002,839	NZD	13,807,000	JPMorgan Chase & Co.	10/09/12	(461,390)
USD	5,336,384	NZD	6,400,000	Royal Bank of Canada	10/09/12	22,336
USD	4,015,126	NZD	5,113,000	Westpac Banking Corp.	10/09/12	(230,300)
USD	5,210,526	SEK	34,821,000	Credit Suisse Group AG	10/09/12	(99,217)
USD	3,046,426	SEK	21,300,000	Deutsche Bank AG	10/09/12	(201,544)
USD	56,253,113	SEK	378,848,000	HSBC Holdings Plc	10/09/12	(1,516,216)
USD	10,148,235	SEK	67,851,000	JPMorgan Chase & Co.	10/09/12	(198,148)
USD	15,991,364	SEK	105,731,000	State Street Corp.	10/09/12	(131,220)
USD	8,888,965	SEK	58,982,000	Westpac Banking Corp.	10/09/12	(105,013)

Total						$1,125,989

•	Credit default swaps on single-name issues – sold protection outstanding as of September 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation

General Electric Capital Corp.	3.25%	Deutsche Bank AG	12/21/13	AA+	4,000	$74,909

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes – sold protection outstanding as of September 30, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[3]	Notional Amount (000)[4]		Unrealized Appreciation (Depreciation)

Dow Jones CDX North America Investment Grade Index Series 19, Version 1	1.00%	Deutsche Bank AG	12/20/17	BBB+	USD	144,000	$425,887
Dow Jones CDX Emerging Markets Series 18, Version 1	5.00%	Deutsche Bank AG	12/20/17	BB	USD	17,470	62,189
iTraxx - Europe Sub Financial Index Series 18, Version 1	5.00%	Deutsche Bank AG	12/20/17	CCC	EUR	17,200	(33,715)

Total							$454,361

[3]	Using S&P’s rating of the underlying securities.

[4]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

120

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012

(Unaudited)

•	Interest rate swaps outstanding as of September 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date		Notional Amount (000)	Unrealized Appreciation (Depreciation)

1.32%[5]	3-month LIBOR	Deutsche Bank AG	8/15/19	USD	47,750	$(361,798)
1.20%[5]	3-month LIBOR	Royal Bank of Scotland Group Plc	8/15/19	USD	90,690	(39,426)
1.63%[6]	6-month EURIBOR	Deutsche Bank AG	7/5/21	EUR	50,320	25,479
1.76%[5]	6-month LIBOR	Royal Bank of Scotland Group Plc	9/7/21	GBP	41,450	(65,651)

Total						$(441,396)

[5]	Master Portfolio pays a fixed interest rate and receives floating rate.

[6]	Master Portfolio pays a floating interest rate and receives fixed rate.

Reference Entity	Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

Change in Return of the Consumer Price Index for All Urban Consumers	2.86%[7]	Deutsche Bank AG	8/22/22	$7,819	$(11,497)

[7]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of the broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

121

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2012

(Unaudited)

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$221,035,337	—	$221,035,337
Corporate Bonds	—	680,788,129	—	680,788,129
Foreign Agency Obligations	—	42,471,243	—	42,471,243
Non-Agency Mortgage-Backed Securities	—	82,084,003	—	82,084,003
Preferred Securities	—	3,799,205	—	3,799,205
Preferred Stocks	$5,268,480	—	—	5,268,480
Taxable Municipal Bonds	—	12,464,929	—	12,464,929
U.S. Government Sponsored Agency Securities	—	2,411,128,484	—	2,411,128,484
U.S. Treasury Obligations	—	632,680,970	—	632,680,970
Short-Term Securities:
Money Market Funds	483,701,128	—	—	483,701,128

Liabilities:
TBA Sale Commitments	—	(1,305,200,218)	—	(1,305,200,218)

Total	$488,969,608	$2,781,252,082	—	$3,270,221,690

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$74,909	—	$74,909
Foreign currency transactions	—	23,536,448	—	23,536,448
Interest rate contracts	$704,248	—	—	704,248
Other rate contracts	—	(11,497)	—	(11,497)
Liabilities:
Credit contracts	—	454,361	—	454,361
Foreign currency transactions	—	(22,410,459)	—	(22,410,459)
Interest rate contracts	(1,710,240)	(441,396)	—	(2,151,636)

Total	$(1,005,992)	$1,202,366	—	$196,374

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$4,001,443	—	—	$4,001,443
Liabilities:
Collateral on securities loaned at value	—	$(186,413,185)	—	(186,413,185)

Total	$4,001,443	$(186,413,185)	—	$(182,411,742)

There were no transfers between levels during the period ended September 30, 2012.

122

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of seven series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr. President

Date November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr. President

Date November 27, 2012

By	/s/ Michael L. Tipsord
Michael L. Tipsord Senior Vice President and Treasurer

Date November 27, 2012